As filed with the Securities and Exchange Commission on July 29, 2011
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	2	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	5	[	X	]

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103

It is proposed that this filing will become effective (check appropriate box):
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 31, 2011 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 2 to the Registration Statement of GPS Funds II is being filed for the purpose of updating annual financial information.

Investment Advisor
Genworth Financial Wealth Management, Inc.

Prospectus

July 31, 2011

GuidePathSM Strategic Asset Allocation Fund (Ticker: GPSTX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GPTCX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GPTUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GPARX)

GuideMarkSM Large Cap Growth Fund  (Ticker: GMLGX)

GuideMarkSM Large Cap Value Fund  (Ticker: GMLVX)

GuideMarkSM Small/Mid Cap Core Fund  (Ticker: GMSMX)

GuideMarkSM World ex-US Fund  (Ticker: GMWEX)

GuideMarkSM Opportunistic Equity Fund  (Ticker: GMOPX)

GuideMarkSM Global Real Return Fund  (Ticker: GMGLX)

GuideMarkSM Core Fixed Income Fund  (Ticker: GMCOX)

GuideMarkSM Tax-Exempt Fixed Income Fund  (Ticker: GMTEX)

GuideMarkSM Opportunistic Fixed Income Fund  (Ticker: GMIFX)

Service Shares

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

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i

SUMMARY SECTION

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.45%
Administrative Service Fees	0.25%
All Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	1.62%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$165	$511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

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Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

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Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.45%
Administrative Service Fees	0.25%
All Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.72%
Total Annual Fund Operating Expenses	1.67%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$170	$526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Table of Contents - Prospectus - Service Class

Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

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Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in the decline of income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

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Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.45%
Administrative Service Fees	0.25%
All Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	1.72%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$175	$542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.45%
Administrative Service Fees	0.25%
All Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.86%
Total Annual Fund Operating Expenses	1.91%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$194	$600

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

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Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

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Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (formerly, AssetMark Large Cap Growth Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Total Annual Fund Operating Expenses(1)	1.45%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus,  because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 63.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

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The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

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Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, different sub-advisors managed portions of the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is partially attributable to the previous sub-advisors and investment strategies.

GUIDEMARKSM LARGE CAP GROWTH FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 5.96%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	15.88%
Worst Quarter:	Q 4	2008	-24.41%

Average Annual Total Returns	Periods Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Growth Fund
Return Before Taxes	16.94%	0.36%	0.14%
Return After Taxes on Distributions	16.94%	0.12%	0.01%
Return After Taxes on Distributions and Sale of Fund Shares	11.01%	0.30%	0.11%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	1.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (formerly, AssetMark Large Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses	0.24%
Total Annual Fund Operating Expenses (1)	1.44%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$147	$456	$787	$1,724

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 16.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

Table of Contents - Prospectus - Service Class

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following  risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

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Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

GUIDEMARKSM LARGE CAP VALUE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 6.25%.   During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	22.63%
Worst Quarter:	Q 4	2008	-26.69%

Average Annual Total Returns	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Value Fund
Return Before Taxes	11.41%	-2.13%	0.85%
Return After Taxes on Distributions	10.96%	-2.94%	0.25%
Return After Taxes on Distributions and Sale of Fund Shares	7.42%	-1.78%	0.70%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

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Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

Mark Giambrone, CPA	Managing Director and Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (formerly, AssetMark Small/Mid Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.71%
Administrative Service Fees	0.25%
All Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.71%
Amount of Fee Waiver and/or Expense Assumption(1)	(0.08)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption) (2)	1.63%
(1)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2012 unless the Board of Trustees consents to an earlier revision or termination.

(2)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$166	$531	$921	$2,013

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 44.75% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.The Fund may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

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Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

GUIDEMARKSM SMALL/MID CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 5.95%.  During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	22.11%
Worst Quarter:	Q 4	2008	-19.02%

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Average Annual Total Returns	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Small/Mid Cap Core Fund
Return Before Taxes	25.55%	1.96%	5.25%
Return After Taxes on Distributions	25.55%	0.80%	4.41%
Return After Taxes on Distributions and Sale of Fund Shares	16.61%	1.41%	4.38%
Russell 2500™ Index* (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.93%
Russell 2500™ Value Index* (reflects no deduction for fees, expenses or taxes)	24.82%	3.85%	8.14%
Russell Midcap® Value Index* (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.14%
*
As of April 1, 2011, the Fund has selected the Russell 2500™ Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor.  The Russell 2500™ Value Index and Russell Midcap® Value Index no longer serve as the Fund’s benchmark indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by a team of investment professionals:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

John Power	Senior Vice President, US Equities; Team Leader	Since 2011
Robert Bao	Sector Portfolio Manager	Since 2011
Andrew Burzumato	Sector Portfolio Manager	Since 2011
Thorsten Becker	Sector Portfolio Manager	Since 2011
Jody Simes	Sector Portfolio Manager	Since 2011
Vincent Rivers	Sector Portfolio Manager	Since 2011
Arun Daniel	Sector Portfolio Manager	Since 2011
Chandler Willett	Sector Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

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Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (formerly, AssetMark International Equity Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Administrative Service Fees	0.25%
All Other Expenses	0.31%
Total Annual Fund Operating Expenses(1)	1.51%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that excludes the amount of any acquired fund fees and expenses experienced indirectly.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

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The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forward and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include future forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

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Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

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GUIDEMARKSM WORLD EX-US FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 3.22%.  During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	21.21%
Worst Quarter:	Q 3	2008	-23.21%

Average Annual Total Returns	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
World ex-US Fund
Return Before Taxes	0.42%	-1.98%	2.55%
Return After Taxes on Distributions	0.39%	-2.97%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-1.42%	2.42%
MSCI All Country World ex US Index* (reflects no deduction for fees, expenses or taxes)	13.17%	5.59%	8.51%
MSCI EAFE® Index* (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	5.86%

*     As of April 1, 2011, the Fund has selected the MSCI All Country World (ACWI) ex US Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor.  The MSCI EAFE® Index no longer serves as the Fund’s benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

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Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César E. Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.55%
Administrative Service Fee	0.25%
All Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.60%
(1)	Other Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$163	$505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

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Two of the Fund’s sub-advisors, Marsico Capital Management, LLC (“Marsico”) and Westfield Capital Management Company, L.P. (“Westfield”), utilize all-cap growth investment strategies.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Knightsbridge Asset Management, LLC (“Knightsbridge”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Marsico Capital Management, LLC (“Marsico”), Westfield Capital Management Company, L.P. (“Westfield”), Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Knightsbridge Asset Management, LLC (“Knightsbridge”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Marsico	Length of Service to the Fund

Corydon J. Gilchrist, CFA	Portfolio Manager and Senior Analyst	Since Inception

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William Muggia	President, Chief Executive Officer and Chief Investment Officer	Since Inception
Ethan Meyers, CFA	Partner and Senior Security Analyst	Since Inception
John Montgomery	Partner and Portfolio Strategist	Since Inception
Matthew Strobeck, PhD	Partner and Senior Security Analyst	Since Inception
Hamlen Thompson	Partner and Senior Security Analyst	Since Inception

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Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Bill Dierker, CFA	Portfolio Manager	Since Inception
Charles Bath, CFA	Portfolio Manager and Managing Director of Investments	Since Inception
Chris Welch, CFA	Portfolio Manager and Co-Chief Investment Officer	Since Inception

Portfolio Manager	Position with Knightsbridge	Length of Service to the Fund

John G. Prichard, CFA	Principal, Chief Investment Officer	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
The GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Acquired Fund Fees and Expenses(1)	0.52%
Total Annual Fund Operating Expenses	1.97%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$200	$618

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in the following four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 20% real estate, and 25% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following  risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Table of Contents - Prospectus - Service Class

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since Inception
Christopher J. Goolgasian, CPA, CFA, CAIA	Vice President and Senior Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

Table of Contents - Prospectus - Service Class

GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (formerly, AssetMark Core Plus Fixed Income Fund) (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Administrative Service Fees	0.25%
All Other Expenses	0.25%
Total Annual Fund Operating Expenses(1)	1.25%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 485.40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

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The Fund may use derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may use include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present relatively little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so again.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund previously used different investment strategies.  The strategies employed by the sub-advisors were different from the current mandate.  The performance set forth below is attributable to the previous investment strategies.

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GUIDEMARKSM CORE FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 2.42%.   During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	7.15%
Worst Quarter:	Q 3	2008	-3.91%

Average Annual Total Returns	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Core Fixed Income Fund
Return Before Taxes	8.17%	4.86%	4.96%
Return After Taxes on Distributions	7.11%	3.38%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	3.29%	3.37%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Jonathan Beinner	Managing Director; Co-Head of Global Fixed Income	Since 2011
Michael Swell	Managing Director; Co-Head of Global Lead Portfolio Management	Since 2009

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Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
J. Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (formerly, AssetMark Tax-Exempt Fixed Income Fund) (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Administrative Service Fees	0.25%
All Other Expenses	0.24%
Total Annual Fund Operating Expenses(1)	1.24%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus because effective April 1, 2011, the management fee was reduced by five basis points.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.01% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

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The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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Tax Risk:  The Fund is subject to tax risks.  The Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors.  Capital gains, if any, are taxable.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 3.43%.   During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	7.53%
Worst Quarter:	Q 4	2010	-4.65%

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Average Annual Total Returns	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Tax-Exempt Fixed Income Fund
Return Before Taxes	1.82%	2.81%	3.25%
Return After Taxes on Distributions	1.80%	2.57%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	2.61%	3.03%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Delaware Management Company (“DMC”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DMC	Length of Service to the Fund

Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen J. Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Co-Head of Fixed Income and Managing Director	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.55%
Administrative Service Fees	0.25%
All Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.50%
(1)	Other Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$153	$474

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

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The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

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Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities and foreign currencies described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps, credit derivatives and other related instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”) and Loomis, Sayles & Co., L.P. (“Loomis Sayles”) are the sub-advisors for the Fund.

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Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Senior Vice President	Since Inception

Canyon Chan, CFA	Senior Vice President	Since Inception

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew J. Eagan, CFA	Vice President	Since Inception

Kevin Kearns	Vice President	Since Inception

Todd P. Vandam, CFA	Vice President	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing at least 80% of its net assets in a particular type of investment as of the time of purchase (an “80% Policy”), the Fund’s 80% Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s 80% Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s 80% Policy, the Fund’s net assets include borrowings for investment purposes, if any.

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

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The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

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GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.   The types of derivatives in which the Fund may invest include futures and forwards.  The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund.  The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Marsico utilizes an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.  The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.  Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends.  As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends that it has observed.  Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals, strong and ethical management, commitment to shareholder interests, and reasonable valuations in the context of projected growth rates, current income and other indications that a company or security may be an attractive investment prospect.  This process is called “bottom-up” security selection.

In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

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In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

In managing its allocated portion of the Fund’s portfolio, Knightsbridge employs an absolute return-focused strategy.  The sub-advisor’s investment process seeks to identify pricing anomalies in the equity markets, and to construct a concentrated portfolio that will weather various market environments.  Although the sub-advisor’s value-focused investment process is disciplined, it is not bound by market capitalization restrictions, sector weightings or other constraints relative to the benchmark.  The sub-advisor seeks to opportunistically exploit market inefficiencies across the value universe.  The sub-advisor generally aims to be fully invested, but may maintain significant cash levels during periods in which the sub-advisor perceives few investment opportunities.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in the following four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETFs, commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investments is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

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Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities,  35% Natural Resource Equity, 20% Real Estate, and 25% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

•	U.S. corporate bonds and debentures

•	Mortgage-backed securities

•	Receipts involving U.S. Treasury obligations and other “stripped securities”

•	Obligations issued by the U.S. government and foreign governments and their agencies or instrumentalities

•	Asset-backed securities

•	Zero coupon, pay-in-kind or deferred payment securities

•	Securities issued on a when-issued and delayed-delivery basis

•	Custodial receipts

•	Convertible securities

The Fund uses derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund normally uses include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

The Fund may engage in the forward-settled purchase and sale of fixed income instruments.  The Fund may also use fixed income futures, such as U.S. Treasury futures, and options on fixed income instruments.  The Fund may use money market futures, such as those on U.S. Treasury bills or Eurodollar indices, and options on money market instruments.  The Fund generally also engages in U.S. dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in the Fund will depend on the need for hedging and the availability of various investment opportunities.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

•	Municipal commercial paper and other short-term notes

•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

•	Variable rate securities

•	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

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The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective

GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

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The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

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OTHER INVESTMENTS

In cases where a Fund has a policy of investing, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name, the term “assets” means the Fund’s net assets (including any borrowings for investment purposes) consistent with U.S. Securities and Exchange Commission (“SEC”) requirements, although the Fund does not intend to borrow for investment purposes.

Stock Index Futures.  Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures contracts as part of its effort to remain fully invested and to gain exposure to relevant markets.

Fixed Income and Money Market Derivatives.  Each of the Global Real Return Fund and the Opportunistic Fixed Income Fund may engage in the forward-settled purchase and sale of fixed income instruments.  These Funds may also use fixed income futures, such as U.S. Treasury futures, and options on fixed income instruments.  These Funds may use money market futures, such as those on U.S. Treasury bills or Eurodollar indices, and options on money market instruments.  These Funds may also engage in U.S. dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in these Funds will depend on the need for hedging and the availability of various investment opportunities.

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Asset Allocation for Fund of Funds.  Each Fund that operates as a fund of funds invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of domestic and/or international securities.  Each such Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.  Periodically, the Advisor will review the allocations for each Fund in each Underlying Fund.  A Fund’s target allocation and the approved Underlying Funds may change from time to time in the sole and absolute discretion of the Advisor and without notice to Fund shareholders, as long as the allocation maintains, under normal circumstances, a prescribed mix of exposure based on the Fund’s principal investment strategies.  In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of a Fund.  To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or by applying future investments and redemptions by the Fund in proportions necessary to rebalance the investments in the Underlying Funds.

Limitations on Investments in Underlying Funds.  Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) intend to rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  To the extent that the percentage limitations would continue to apply to a Fund’s investment in unaffiliated Underlying Funds, certain funds (including ETFs) have obtained exemptive orders from the SEC permitting other investment companies, such as the Funds, to acquire their securities in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds intends to rely on such exemptive orders from time to time.

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Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

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MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.

• Applicable -- Not Applicable	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund
Alternative Strategies Risk	•	•	•	•	--	--	--
Credit Risk	•	•	•	•	--	--	--
Commodities Risk	•	•	•	•	--	--	--
Derivatives Risk	•	•	•	•	--	•	•
Emerging Markets Risk	•	•	•	•	•	--	--
Exchange-Traded Funds Risk	•	•	•	•	--	--	--
Foreign Exchange Trading Risk	--	--	--	--	--	--	--
Foreign Securities Risk	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	--	--	--
Growth Investment Risk	•	•	•	•	•	--	•
High-Yield Debt Securities Risk	•	•	•	•	--	--	--
Interest Rate Risk	•	•	•	•	--	--	--
Liquidity Risk	--	--	--	--	--	--	•
Management Risk	•	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•	•
Maturity Risk	--	--	--	--	--	--	--
Mortgage- and Asset- Backed Securities Risk	•	•	•	•	--	--	--
Municipal Securities Risk	--	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	--	--	--
Portfolio Turnover Risk	--	--	--	--	--	--	--
Real Estate Risk	•	•	•	•	--	--	--
Small and Medium Capitalization Company Risk	•	•	•	--	--	--	•
Tax Risk	--	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	--	--	--
Value Investment Risk	•	•	•	•	--	•	•

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• Applicable -- Not Applicable	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund
Alternative Strategies Risk	--	--	•	--	--	--
Credit Risk	--	--	•	•	•	•
Commodities Risk	--	--	•	--	--	--
Derivatives Risk	•	•	•	•	--	•
Emerging Markets Risk	•	•	•	--	--	•
Exchange-Traded Funds Risk	•	--	•	--	--	--
Foreign Exchange Trading Risk	--	--	--	--	--	•
Foreign Securities Risk	•	•	•	--	--	•
Fund of Funds Risk	--	--	•	--	--	--
Growth Investment Risk	•	•	•	--	--	--
High-Yield Debt Securities Risk	--	--	--	•	•	•
Interest Rate Risk	--	--	•	•	•	•
Liquidity Risk	•	•	•	•	•	•
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Maturity Risk	--	--	--	•	•	•
Mortgage- and Asset- Backed Securities Risk	--	--	--	•	--	•
Municipal Securities Risk	--	--	--	--	•	--
Non-Diversification Risk	--	•	--	--	--	•
Portfolio Turnover Risk	--	•	--	•	--	•
Real Estate Risk	•	--	•	--	--	--
Small and Medium Capitalization Company Risk	•	•	--	--	--	--
Tax Risk	--	--	--	--	•	--
U.S. Government Agency Obligations Risk	--	--	--	•	--	•
Value Investment Risk	•	•	•	--	--	--

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Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

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Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

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Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures for the purpose of gaining full exposure to the Fund’s benchmark.  In general, the use of stock index futures for this purpose does not significantly increase a Fund’s risk and does not lead to leverage within a Fund.

The Core Fixed Income Fund, the Opportunistic Equity Fund and the World ex-US Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within these Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of these Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within these Funds.

The Core Fixed Income Fund may engage in money market and fixed income derivatives contracts including futures, forwards, options and swaps, for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities.  In general, the use of money market and fixed income derivatives may increase the risk within the Core Fixed Income Fund.  The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract.  The investment results achieved by the use of money market and fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

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Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

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Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase its value.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Opportunistic Fixed Income Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

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Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

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Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

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High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

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Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Municipal Securities Risk:  The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Tax-Exempt Fixed Income Fund invests could negatively impact the Fund.

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Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and capital gains.

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Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

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Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors.  Capital gains, if any, are taxable.

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U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

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Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what a Fund’s sub-advisor believes are their full value.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

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DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is a leading Fortune 500 insurance holding company with more than
$100 billion in assets that is dedicated to helping people secure their financial lives, families and futures.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”): (i) sets the Fund’s overall investment strategies; (ii) in some cases, manages the Fund’s portfolio of investments; (iii) in other cases, evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (iv) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (v) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (vi) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, and Michael Abelson, CFA, of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson and Ms. Brunson are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

•	Michael Abelson, CFA
Senior Vice-President, Investments
Mr. Abelson is a Senior Vice-President of GFWM, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. He became SVP Investments in 2006.  Mr. Abelson has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

•	Zoe Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for GFWM, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011. Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

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The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.25%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%

The Advisor has entered into a Fee Waiver Agreement with the GPS Funds I Trusts designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion; and (2) waive portions of its advisory fee when total assets of GPS Funds I exceed $2.5 billion, in order to pass on certain savings in the underlying sub-advisory fee arrangements.  Please note that parts (1) and (2)  above do not apply to  GPS Funds II, which includes the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund.

Finally, the Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“cap”) for the period ending on July 31, 2012.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.50%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%

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The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised or administered in excess of $20.5 billion in investor assets as of June 30, 2011, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and GFWM, for which GFWM receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client Quarterly Performance Review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ended March 31, 2011.  A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2011.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2011, Wellington Management had approximately $676 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

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•	Paul E. Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is the sub-advisor to the Large Cap Value Fund.  Barrow Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. Barrow Hanley is an SEC-registered investment adviser with approximately $63.1 billion in assets under management as of June 30, 2011.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Giambrone, CPA
Managing Director and Portfolio Manager
Mr. Giambrone joined Barrow Hanley in 1999.  Prior to joining Barrow Hanley, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

Small/Mid Cap Core Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the Small/Mid Cap Core Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2011, Pyramis had approximately $44.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

John Power is the Lead Portfolio Manager of this team managed Fund.  He generally oversees the Fund’s day-to-day investment activities.  Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Vincent Rivers, Arun Daniel and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Fund.  The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor the portfolio characteristics and risks and to maintain the sector weighting boundaries of the Fund’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers.

•	John Power
Senior Vice President, US Equities
Mr. Power is a Senior Vice President of US Equities at Pyramis, joined Pyramis in 2005.  Prior to joining Pyramis, Mr. Power was a principal and member of the Investment Strategy Committee at Oechsle International Advisors, where he also ran the firm’s risk management process.  Mr. Power has served as the portfolio manager for the Fund since 2011.

•	Robert Bao
Sector Portfolio Manager
Mr. Bao is a Sector Portfolio Manager covering the Energy and Industrials sectors, a position he has held since March 2002.  Since joining FMR LLC in 1997, he has worked as a research analyst and portfolio manager.

•	Andrew Burzumato
Sector Portfolio Manager
Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003.  He joined FMR LLC in August 2002 as a research analyst.

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•	Thorsten Becker
Sector Portfolio Manager
Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004.  He joined FMR LLC in 1996 as a research analyst.

•	Jody Simes
Sector Portfolio Manager
Mr. Simes is a Sector Portfolio Manager covering the Materials sector, a position he has held since August 2003.  Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

•	Vincent Rivers
Sector Portfolio Manager
Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecom sectors.  Mr. Rivers joined Pyramis in 2006 as a research analyst for the Telecom sector.  Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006.  He has 13 years experience in the financial services and investment industries.

•	Arun Daniel
Sector Portfolio Manager
Mr. Daniel is a Sector Portfolio Manager covering the Consumer Discretionary sector, a position he has held since 2007.  Prior to joining Pyramis, he was vice president and sector head for the Consumer sector at ING Investment Management, North America.  He has more than 18 years of investment and consumer industry experience.

•	Chandler Willett
Sector Portfolio Manager
Mr. Willett is a Sector Portfolio Manager covering the Healthcare sector, a position he has held since 2006.  Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services.  He has more than nine years of investment industry experience.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2011, Pyramis had approximately $44.9 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	César E. Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Marsico Capital Management, LLC (“Marsico”) is a sub-advisor to the Opportunistic Equity Fund.  Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.  Marsico was organized in September 1997 as a registered investment adviser.  Marsico provides investment services to other mutual funds including separate accounts.  As of June 30, 2011, Marsico had approximately $49.3 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of Marsico’s allocated portion of the Fund’s portfolio:

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•	Corydon J. Gilchrist, CFA
Portfolio Manager and Senior Analyst
Mr. Gilchrist is a Portfolio Manager and Senior Analyst at Marsico.  Prior to joining Marsico in 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at The Principal Financial Group (Invista Capital Management), where he served on a committee that managed several international equity funds.  Mr. Gilchrist has served as the portfolio manager for Marsico’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an SEC-registered investment adviser that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2011, Westfield had approximately $16.4 billion in assets under management.  Led by William Muggia, Westfield’s Investment Committee (“IC”) is primarily responsible for the day-to-day management of Westfield’s allocated portion of the Fund’s portfolio.  The following portfolio managers, as well as all of Westfield’s security analysts, make investment decisions at the product level for the Fund.

•	William Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia is the lead member of Westfield Investment Committee, which makes investment decisions for all product portfolios managed by Westfield.  He has worked at Westfield since 1994.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Ethan Meyers, CFA
Partner and Senior Security Analyst
Mr. Meyers has worked at Westfield since 1999.  He covers the Industrials, Consumer Discretionary, and Information Technology sectors.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	John Montgomery
Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Prior to joining Westfield, Mr. Montgomery was a Managing Director and Senior Vice President at Lehman Brothers in Boston.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

•	Matthew Strobeck, PhD
Partner and Senior Security Analyst
Mr. Strobeck has worked at Westfield since 2003.  He covers the Health Care sector.  Mr. Strobeck has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Hamlen Thompson
Partner and Senior Security Analyst
Mr. Thompson has worked at Westfield since 2003.  He covers the Energy and Industrials sectors.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2011, Diamond Hill had approximately $9.2 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Bill Dierker, CFA
Portfolio Manager
Mr. Dierker has served as a Portfolio Manager at Diamond Hill since 2006.  Prior to joining Diamond Hill, Mr. Dierker served as a senior portfolio manager for Federated Investors and as a portfolio manager and Value Team Leader for Banc One Investment Advisors Corporation.  Mr. Dierker was a portfolio manager for Nationwide Insurance from 1997 to 2003 and the Chief Investment Officer for Ohio Casualty Group from 1984 to 1997.  Mr. Dierker has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

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•	Charles Bath, CFA
Portfolio Manager and Managing Director of Investments
Mr. Bath has been with Diamond Hill since 2002 and currently serves as Portfolio Manager and Managing Director of Investments.  Mr. Bath began his investment career in 1982 with Nationwide Insurance.  Prior to joining Diamond Hill, Mr. Bath was a Senior Portfolio Manager for Gartmore Global Investments, where he managed the Gartmore Total Return Fund.  Mr. Bath has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

•	Chris Welch, CFA
Portfolio Manager and Co-Chief Investment Officer
Mr. Welch has been with Diamond Hill since 2005 and currently serves as Portfolio Manager and Co-Chief Investment Officer.  From 2004 to 2005, Mr. Welch was a portfolio manager at Fiduciary Trust Company International.  Mr. Welch has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Knightsbridge Asset Management, LLC (“Knightsbridge”) is a sub-advisor to the Opportunistic Equity Fund.  Knightsbridge is located at 660 Newport Center Drive, Suite 460, Newport Beach, CA  92660.   Knightsbridge is a privately-held SEC-registered investment adviser with approximately $1.8 billion in assets under management as of June 30, 2011.  The following portfolio manager is primarily responsible for the day-to-day management of Knightsbridge’s allocated portion of the Fund’s portfolio:

•	John G. Prichard, CFA
Principal, Chief Investment Officer
Knightsbridge was established in 1998 by Mr. Prichard and Alan T. Beimfohr.  The firm continues to be independent and employee-owned.  Mr. Prichard oversees research efforts of the investment team, selecting stocks for inclusion in client portfolios and making asset allocation decisions on a firm wide basis (i.e., determining mix of stocks and cash in client portfolios, as client portfolios may not be fully invested at all times).  The team is conversant with portfolio strategy and objectives ensuring a high degree of continuity of portfolio management style and knowledge.  Prior to co-founding  Knightsbridge, Mr. Prichard worked at Canterbury Capital Services, Inc. and in the investment department of Santa Barbara Bank and Trust.  Mr. Prichard has served as the portfolio manager for Knightsbridge’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2011, SSgA FM had approximately $226.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Guiliano
Vice President and Senior Portfolio Manager
Mr. Guiliano is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA FM’s Multi Asset Class Solution (MACS) team.  He joined the firm in November 1997 and his responsibilities include portfolio management of real asset, tactical and strategic asset allocation strategies as well as product development, research and assisting clients with the development of strategic investment policy.  Previously, he worked as an Investment Marketing Analyst for SSgA FM’s defined contribution group, CitiStreet.  Prior to SSgA FM, he worked as an Assistant Relationship Representative at Funds Distributor Inc.  Before entering investment management in 1996, Mr. Guiliano worked as a Construction/Environmental Project Manager for Exxon Mobil Corporation for seven years.  Mr. Guiliano earned a Masters in Business Administration from Boston University in 1996 with a concentration in Finance and Bachelor of Science in Mechanical Engineering from Rensselaer Polytechnic Institute in 1989 with a Minor in Economics.  He is a member of the CFA Institute and Boston Security Analysts Society, and has passed Level I of the CFA examination.

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•	Christopher J. Goolgasian, CPA, CFA, CAIA
Vice President and Senior Portfolio Manager
Mr. Goolgasian is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA FM’s MACS team.  He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients.  Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company.  In that role, he worked with institutional clients on strategic, tactical and lifecycle portfolios.  Prior to joining Fidelity in 1997, Mr. Goolgasian spent nearly three years as a CPA with the public accounting firm Kaplan, Moran & Digennaro.  Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, and is a member of the CFA Institute, the Boston Security Analysts Society and the Chartered Alternative Investment Analyst (CAIA) Association.  He is also a professor of Finance at Bryant University.

Core Fixed Income Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”) is a sub-advisor to the Core Fixed Income Fund.  GSAM is located at 200 West Street, New York, New York 10282.  GSAM (or its predecessor) has been registered with the SEC as an investment advisor since 1990, and is an affiliate of Goldman, Sachs & Co.  As of March 31, 2011, GSAM had approximately $714.7 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of GSAM’s allocated portion of the Fund’s portfolio:

•	Jonathan Beinner
Managing Director, Co-Head of Global Fixed Income
Mr. Beinner is the Co-Head of Global Fixed Income. Mr. Beinner joined GSAM in 1990. He became Co-Head of Global Fixed Income in 2002.  Mr. Beinner has served as a portfolio manager for the Fund since 2011.

●	Michael Swell
Managing Director; Co-Head of Global Lead Portfolio Management
Mr. Swell is the Co-Head of Global Lead Portfolio Management and a member of the Fixed Income Strategy Group. Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division.   Mr. Swell has served as a portfolio manager for the Fund since 2010.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is a sub-advisor to the Core Fixed Income Fund.  Barrow Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. Barrow Hanley is an SEC-registered investment adviser with approximately $63.1 billion in assets under management as of June 30, 2011.  The following portfolio managers are primarily responsible for the day-to-day management of Barrow Hanley’s allocated portion of the Fund’s portfolio:

•	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined Barrow Hanley in February 1987 as a portfolio manager. Currently, he serves as director of credit research, specializing in the high-yield sector. He is also an analyst for the industrial sector, including media and cable, and manages Barrow Hanley’s municipal portfolios.  Prior to joining Barrow Hanley, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 34-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

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•	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined Barrow Hanley in July 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies, specializing in the mortgage-backed securities sector, and is an analyst for the energy and utility industries. While at Barrow Hanley, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the CFA Society of Dallas-Fort Worth.  Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager and securities analyst in the trust department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 34-year investment career.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

•	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined Barrow Hanley in May 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and commercial mortgage-backed securities, for which she serves as lead analyst and strategist. Ms. Petruzzelli also serves as a member of Barrow Hanley’s fixed income group’s investment strategy committee.  During her 24-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities and mortgage-based securities.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

•	J. Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined Barrow Hanley in June 1995. He currently serves as a portfolio manager, specializing in corporate and government bonds, and is an analyst for the financial sector, including banks, and the sovereign (Yankee) sector. Mr. McDonald is active in the CFA Society of Dallas-Fort Worth.  During his 21-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements and mortgages. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

•	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined Barrow Hanley in April 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is an analyst for the basic materials, consumer and technology industries. Mr. Luchsinger is active in the CFA Society of Dallas-Fort Worth.  During his 29-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company and as senior investment portfolio manager for Western Preferred Corporation. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Management Company (“DMC”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund. DMC is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment adviser and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DMC, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DMC manages both equity and fixed income assets classes for a variety of clients. DMC’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2011, Delaware Investments had approximately $159.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DMC’s allocated portion of the Fund’s portfolio:

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•	Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DMC’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

•	Stephen J. Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of the DMC’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of  DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment adviser with approximately $103 billion in assets under management as of June 30, 2011.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

•	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He is a member of the NAM Investment Committee, which establishes strategy for the firm’s various investment styles, and he chairs the subcommittee for municipal separately managed accounts.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.
•	John V. Miller, CFA
Co-Head of Fixed Income and Managing Director
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

•	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the NAM Investment Committee.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

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Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2011, Franklin had approximately $378.6 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

•	Michael Hasenstab, Ph.D.
Senior Vice President
Dr. Michael Hasenstab, Ph.D., is senior vice president of Franklin Templeton Fixed Income Group and co-director of the group's international bond department, overseeing the global fixed income portfolio management team and investment strategies. In addition, he is a member of the group's Fixed Income Policy Committee and is a portfolio manager for a number of Franklin Templeton funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. He has won numerous awards globally, including being named one of the most influential fund managers by Investment News in 2010, Top Global Bond Fund Manager by Bloomberg Markets in 2010 and Top U.S. and Global Bond Fund Manager in 2009, Global Bond Manager of the Year by Investment Week in 2008 and in 2010, and Best Global Manager by Standard & Poor's/BusinessWeek in 2006.  Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia.  Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

•	Canyon Chan
Senior Vice President
Canyon Chan is senior vice president and portfolio manager in the international bond department of the Franklin Templeton Fixed Income Group. As part of the global bond portfolio management team, he focuses on portfolio structuring, derivatives/quantitative strategies and risk budgeting/management. Additionally, he performs generalist research across global asset classes. From 2003 to 2007, Mr. Chan was a director in Franklin Templeton's alternative investment strategies group. He managed Franklin Templeton's fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies.  Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling. In addition to his investment management responsibilities, Mr. Chan served as Franklin Advisers' director of Portfolio Technology. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes.  Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2011, Loomis Sayles had approximately $162.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

•	Matthew J. Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

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•	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

•	Todd P. Vandam
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.

If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

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Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

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MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets, such as the World ex-US Fund, may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities (such as the Small/Mid Cap Core Fund) or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account.

Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The majority of purchase and redemption orders are submitted on behalf of clients invested in the GFWM Platform.  Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are effected in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.  The Advisor periodically reviews the Funds’ purchase and redemption activity in order to detect possible market-timing.  The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  Although the Funds take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to each of the Funds.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

Distribution Plan
Each Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act to provide certain distribution activities and shareholder services for the Service Shares of Funds and their shareholders.  Each Fund pays 0.25% per year of its Service Shares’ average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the GFWM Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the GFWM Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

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COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund and the Opportunistic Fixed Income Fund, expect to declare and distribute all of their net investment income, if any, as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund and the Opportunistic Fixed Income Fund expect to declare and distribute all of their net investment income, if any, as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAXES

Tax Considerations.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

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For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Tax-Exempt Fixed Income Fund, Core Fixed Income Fund, and the  Opportunistic Fixed Income Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by these Funds may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

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Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

OTHER INFORMATION

Commodity Pool Operation Exemption
Each Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index measures the performance of investment-grade, fixed-rate, tax-exempt bonds.

MSCI All Country World ex US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

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MSCI EAFE® Index (Europe, Australasia, Far East)

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of the date of this Prospectus, the MSCI EAFE® Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2011, the market capitalization of the companies in the Russell 1000® Index ranged from $1.6 billion to $411 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500TM Value Index

The Russell 2500TM Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500TM Value Index is generally representative of smaller capitalization value stocks.

Russell Midcap® Value Index

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Mid-Cap® Index companies with lower price-to-book ratios and lower forecasted growth values.  The stocks are also members of the Russell 1000® Value Index.

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FINANCIAL HIGHLIGHTS
The financial highlights information below is for the Funds’ Service Shares.   The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  No financial information is presented for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund as these Funds commenced operations after the fiscal year ended March 31, 2011.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information provided for the fiscal years ended March 31, 2011, March 31, 2010, March 31, 2009, March 31, 2008 and March 31, 2007 has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

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	Large Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.41	$5.67	$8.81	$9.62	$9.95

Income from investment operations:
Net investment income (loss)	(0.01)	0.01	$0.00	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	1.59	2.75	(3.14)	(0.30)	(0.06)
Total from investment operations	1.58	2.76	(3.14)	(0.31)	(0.08)

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—
Dividends from net realized gains	—	—	—*	(0.50)	(0.25)
Return of capital	—	(0.01)	—	—	—
Total distributions	—	(0.02)	—	(0.50)	(0.25)

Net asset value, end of year	$9.99	$8.41	$5.67	$8.81	$9.62

Total return	18.79%	48.60%	-35.63%	-3.88%	-0.80%

Supplemental data and ratios:
Net assets, end of year	$211,129,188	$207,928,223	$203,479,219	$649,307,452	$753,638,303

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45%	1.46%	1.40%	1.33%	1.33%
After expense reimbursement (recapture) and securities lending credit	1.43%	1.41%	1.27%	1.28%	1.31%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.13%	0.09%	-0.15%	-0.15%	-0.27%
After expense reimbursement (recapture) and securities lending credit	-0.11%	0.14%	-0.02%	-0.10%	-0.25%

Portfolio turnover rate	63.33%	69.83%	98.67%	62.86%	142.66%

*	Amount represents less than $0.01 per share.

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	Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$7.44	$4.85	$9.85	$12.34	$11.77

Income from investment operations:
Net investment income	0.09	0.10	0.19	0.15	0.14
Net realized and unrealized gains (losses) on investments	0.88	2.60	(4.99)	(1.55)	1.67
Total from investment operations	0.97	2.70	(4.80)	(1.40)	1.81

Less distributions:
Dividends from net investment income	(0.09)	(0.11)	(0.20)	(0.14)	(0.14)
Dividends from net realized gains	—	—	—*	(0.95)	(1.10)
Total distributions	(0.09)	(0.11)	(0.20)	(1.09)	(1.24)

Net asset value, end of year	$8.32	$7.44	$4.85	$9.85	$12.34

Total return	13.15%	55.37%	-48.85%	-12.23%	15.32%

Supplemental data and ratios:
Net assets, end of year	$200,132,341	$200,627,939	$180,181,364	$574,388,589	$682,408,978

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.44%	1.38%	1.33%	1.32%
After expense reimbursement (recapture) and securities lending credit	1.42%	1.40%	1.22%	1.28%	1.28%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.13%	1.27%	1.60%	1.16%	1.00%
After expense reimbursement (recapture) and securities lending credit	1.15%	1.31%	1.76%	1.21%	1.04%

Portfolio turnover rate	16.35%	26.85%	58.45%	40.54%	30.25%

*	Amount represented less than $0.01 per share.

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	Small/Mid Cap Core Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.46	$5.69	$9.24	$11.95	$14.41

Income from investment operations:
Net investment income (loss)	(0.05)	0.01	0.08	0.08	0.31
Net realized and unrealized gains (losses) on investments	2.20	3.78	(3.56)	(2.36)	0.81
Total from investment operations	2.15	3.79	(3.48)	(2.28)	1.12

Less distributions:
Dividends from net investment income	—	—*	(0.07)	(0.08)	(0.31)
Dividends from net realized gains	—	—	—	(0.35)	(3.27)
Return of capital	—	(0.02)	—*	—*	—
Total distributions	—	(0.02)	(0.07)	(0.43)	(3.58)

Net asset value, end of year	$11.61	$9.46	$5.69	$9.24	$11.95

Total return	22.73%	66.39%	-37.59%	-19.47%	7.63%

Supplemental data and ratios:
Net assets, end of year	$42,748,789	$42,649,488	$45,179,654	$99,548,384	$110,079,540

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.71%	1.67%	1.59%	1.48%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.28%	1.40%	1.41%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.66%	-0.06%	0.58%	0.61%	1.68%
After expense reimbursement (recapture) and securities lending credit	-0.54%	0.02%	0.89%	0.69%	1.75%

Portfolio turnover rate	44.75%	52.31%	65.97%	127.62%	174.94%

*	Amount represents less than $0.01 per share.

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	World ex-US Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.01	$5.80	$11.96	$14.73	$14.06

Income from investment operations:
Net investment income (loss)	0.11	0.20	0.25	0.13	0.16
Net realized and unrealized gains (losses) on investments	0.40	2.22	(6.26)	(0.44)	2.24
Total from investment operations	0.51	2.42	(6.01)	(0.31)	2.40

Less distributions:
Dividends from net investment income	(0.13)	(0.21)	(0.07)	(0.14)	(0.18)
Dividends from net realized gains	—	—	(0.08)	(2.32)	(1.55)
Total distributions	(0.13)	(0.21)	(0.15)	(2.46)	(1.73)

Net asset value, end of year	$8.39	$8.01	$5.80	$11.96	$14.73

Total return	6.48%	41.68%	-50.42%	-3.85%	17.65%

Supplemental data and ratios:
Net assets, end of year	$269,702,069	$269,621,569	$223,339,201	$681,622,030	$779,422,324

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.50%	1.53%	1.53%	1.43%	1.39%
After expense reimbursement (recapture) and securities lending credit	1.50%	1.53%	1.52%	1.42%	1.37%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.34%	2.01%	1.94%	0.87%	0.95%
After expense reimbursement (recapture) and securities lending credit	1.34%	2.01%	1.95%	0.88%	0.97%

Portfolio turnover rate	47.34%	65.33%	144.98%	119.13%	89.16%

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	Core Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.10	$7.92	$9.20	$9.27	$9.11

Income from investment operations:
Net investment income	0.21	0.33	0.41	0.41	0.38
Net realized and unrealized gains (losses) on investments	0.29	1.17	(1.11)	(0.06)	0.15
Total from investment operations	0.50	1.50	(0.70)	0.35	0.53

Less distributions:
Dividends from net investment income	(0.24)	(0.32)	(0.40)	(0.41)	(0.37)
Dividends from net realized gains	—	—	(0.18)	(0.01)	—
Total distributions	(0.24)	(0.32)	(0.58)	(0.42)	(0.37)

Net asset value, end of year	$9.36	$9.10	$7.92	$9.20	$9.27

Total return	5.58%	19.21%	-7.57%	3.87%	5.96%

Supplemental data and ratios:
Net assets, end of year	$581,940,962	$547,963,751	$504,451,429	$804,085,918	$716,017,829

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.25%	1.28%	1.26%	1.18%	1.16%
After expense reimbursement (recapture) and securities lending credit	1.24%	1.25%	1.18%	1.13%	1.14%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.23%	3.71%	4.54%	4.37%	4.14%
After expense reimbursement (recapture) and securities lending credit	2.24%	3.74%	4.62%	4.42%	4.16%

Portfolio turnover rate	485.40%	224.89%	261.77%	307.52%	280.55%

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	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.94	$10.27	$10.64	$10.92	$10.77

Income from investment operations:
Net investment income	0.36	0.36	0.34	0.31	0.27
Net realized and unrealized gains (losses) on investments	(0.26)	0.66	(0.37)	(0.28)	0.15
Total from investment operations	0.10	1.02	(0.03)	0.03	0.42

Less distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)

Net asset value, end of year	$10.67	$10.94	$10.27	$10.64	$10.92

Total return	0.89%	10.06%	-0.25%	0.28%	3.92%

Supplemental data and ratios:
Net assets, end of year	$170,330,144	$195,328,951	$193,579,910	$257,440,133	$247,841,846

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.29%	1.30%	1.30%	1.23%	1.28%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.23%	1.28%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.25%	3.30%	3.09%	2.93%	2.53%
After expense reimbursement (recapture)	3.25%	3.31%	3.10%	2.93%	2.53%

Portfolio turnover rate	38.01%	57.44%	44.37%	66.26%	50.36%

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Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

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Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

• Name and address

• Income and assets

• Accounts at other institutions

• Social security or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

• Process transactions

• Respond to your requests

• Prevent fraud

• Comply with regulatory requirements

• Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

• Your agent or representative

• Your brokerage firm

• State or Federal authorities

• Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards. We review these safeguards regularly in keeping with technological advancements. We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

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PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2011 :
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  As of the date of this Prospectus, annual and semi-annual reports for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Equity Fund, the GuideMark Global Real Return Fund and the GuideMark Opportunistic Fixed Income Fund are not available.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
GPS Funds I – 1940 Act File No. 811-10267
GPS Funds II  – 1940 Act File No. 811-22486
Prospectus July 31, 2011

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Investment Advisor
Genworth Financial Wealth Management, Inc.

Prospectus

July 31, 2011

GuidePathSM Strategic Asset Allocation Fund (Ticker: GISRX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (Ticker: GITTX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (Ticker: GITUX)

GuidePathSM Absolute Return Asset Allocation Fund (Ticker: GIARX)

GuideMarkSM Large Cap Growth Fund  (Ticker: GILGX)

GuideMarkSM Large Cap Value Fund  (Ticker: GILVX)

GuideMarkSM Small/Mid Cap Core Fund  (Ticker: GISMX)

GuideMarkSM World ex-US Fund  (Ticker: GIWEX)

GuideMarkSM Opportunistic Equity Fund  (Ticker: GIOEX)

GuideMarkSM Global Real Return Fund  (Ticker: GIGLX)

GuideMarkSM Core Fixed Income Fund  (Ticker: GICFX)

GuideMarkSM Tax-Exempt Fixed Income Fund  (Ticker: GITFX)

GuideMarkSM Opportunistic Fixed Income Fund  (Ticker: GIOFX)

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus - Institutional Shares

i

SUMMARY SECTION

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.14%
Administrative Service Fees	None
All Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	1.06%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$108	$337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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1

Principal Investment Strategies of the Fund

The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, among various asset classes, including domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of total risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities (including cash equivalents).  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investments in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

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Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

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Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.14%
Administrative Service Fees	None
All Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.72%
Total Annual Fund Operating Expenses	1.11%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$113	$353

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

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Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in the decline of income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

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Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.14%
Administrative Service Fees	None
All Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	1.16%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$118	$368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange–traded notes (“ETNs”).

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”)), domestic and international fixed income securities and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

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Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective
The GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.14%
Administrative Service Fees	None
All Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.86%
Total Annual Fund Operating Expenses	1.35%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies of the Fund
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds (“ETFs”).  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk:  The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

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Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

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Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Commodities Risk:  The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Title	Length of Service to the Fund

Michael Abelson, CFA	Senior Vice President, Investments & Product Management	Since Inception
Zoë Brunson, CFA	Director of Investment Strategies	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective
GuideMarkSM Large Cap Growth Fund (formerly, AssetMark Large Cap Growth Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.89%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 63.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies, including companies domiciled in emerging markets.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

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The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, different sub-advisors managed portions of the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is partially attributable to the previous sub-advisors and investment strategies.

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GUIDEMARKSM LARGE CAP GROWTH FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 5.96%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	15.88%
Worst Quarter:	Q 4	2008	-24.41%

Average Annual Total Returns1	Periods Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Growth Fund – Service Shares
Return Before Taxes	16.94%	0.36%	0.14%
Return After Taxes on Distributions	16.94%	0.12%	0.01%
Return After Taxes on Distributions and Sale of Fund Shares	11.01%	0.30%	0.11%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	1.65%

1.
Institutional Shares of the Fund commenced operations on April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor for the Fund.

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Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wellington Management	Length of Service to the Fund

Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective
GuideMarkSM Large Cap Value Fund (formerly, AssetMark Large Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.88%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 16.35% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

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The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of the company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following  risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

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GUIDEMARKSM LARGE CAP VALUE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 6.25%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	22.63%
Worst Quarter:	Q 4	2008	-26.69%

Average Annual Total Returns1	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Value Fund – Service Shares
Return Before Taxes	11.41%	-2.13%	0.85%
Return After Taxes on Distributions	10.96%	-2.94%	0.25%
Return After Taxes on Distributions and Sale of Fund Shares	7.42%	-1.78%	0.70%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.57%

1.
Institutional Shares of the Fund commenced operations on April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is the sub-advisor for the Fund.

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Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

Mark Giambrone, CPA	Managing Director and Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective
GuideMarkSM Small/Mid Cap Core Fund (formerly, AssetMark Small/Mid Cap Value Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%
Amount of Fee Waiver and/or Expense Assumption(1)	(0.02)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	1.13%
(1)
Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2012, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.09% of average daily net assets.  This expense limitation agreement may not be terminated prior to July 31, 2012 unless the Board of Trustees consents to an earlier revision or termination.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$363	$631	$1,396

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 44.75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

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The Fund also may invest up to 10% of its total assets in American Depositary Receipts (“ADRs”) of foreign companies.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.  The types of derivatives in which the Fund may invest include futures, forwards and other similar instruments.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.
There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures, forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

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Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

GUIDEMARKSM SMALL/MID CAP CORE FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 5.95%.  During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	22.11%
Worst Quarter:	Q 4	2008	-19.02%

Average Annual Total Returns1	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Small/Mid Cap Core Fund – Service Shares
Return Before Taxes	25.55%	1.96%	5.25%
Return After Taxes on Distributions	25.55%	0.80%	4.41%
Return After Taxes on Distributions and Sale of Fund Shares	16.61%	1.41%	4.38%
Russell 2500™ Index* (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.93%
Russell 2500™ Value Index* (reflects no deduction for fees, expenses or taxes)	24.82%	3.85%	8.14%
Russell Midcap® Value Index* (reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	8.14%
1.
Institutional Shares of the Fund commenced operations as of April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

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*
As of April 1, 2011, the Fund has selected the Russell 2500™ Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor.  The Russell 2500™ Value Index and Russell Midcap® Value Index no longer serve as the Fund’s benchmark indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

Portfolio Manager: The Fund’s investment decisions are made by a team of investment professionals:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

John Power	Senior Vice President, US Equities; Team Leader	Since 2011
Robert Bao	Sector Portfolio Manager	Since 2011
Andrew Burzumato	Sector Portfolio Manager	Since 2011
Thorsten Becker	Sector Portfolio Manager	Since 2011
Jody Simes	Sector Portfolio Manager	Since 2011
Vincent Rivers	Sector Portfolio Manager	Since 2011
Arun Daniel	Sector Portfolio Manager	Since 2011
Chandler Willett	Sector Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective
GuideMarkSM World ex-US Fund (formerly, AssetMark International Equity Fund) (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.95%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.34% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.  The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund’s investments in equity securities may include common stocks, real estate investment trusts (“REITs”), unit stocks, stapled securities, exchange-traded funds (“ETFs”) and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including American Depositary Receipts (“ADRs”) of foreign companies and Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

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The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.  The types of derivatives in which the Fund may invest include futures, forward and other similar instruments.  The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets.  In general, the use of currency derivatives for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include future forward contracts and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, different sub-advisors managed the Fund.  In addition, the Fund previously used different investment strategies.  The performance set forth below is attributable to the previous sub-advisors and investment strategies.

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GUIDEMARKSM WORLD EX-US FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 3.22%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	21.21%
Worst Quarter:	Q 3	2008	-23.21%

Average Annual Total Returns1	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
World ex-US Fund – Service Shares
Return Before Taxes	0.42%	-1.98%	2.55%
Return After Taxes on Distributions	0.39%	-2.97%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	0.82%	-1.42%	2.42%
MSCI All Country World ex US Index* (reflects no deduction for fees, expenses or taxes)	13.17%	5.59%	8.51%
MSCI EAFE® Index* (reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	5.86%

1.  Institutional Shares of the Fund commenced operations as of April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

*     As of April 1, 2011, the Fund has selected the MSCI All Country World (ACWI) ex US Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor.  The MSCI EAFE® Index no longer serves as the Fund’s benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor for the Fund.

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Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Pyramis	Length of Service to the Fund

César E. Hernandez, CFA	Portfolio Manager	Since 2011

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective
GuideMarkSM Opportunistic Equity Fund (the “Fund”) seeks capital appreciation over the long-term, with a secondary objective of current income.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	1.04%
(1)	Other Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$106	$331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Two of the Fund’s sub-advisors, Marsico Capital Management, LLC (“Marsico”) and Westfield Capital Management Company, L.P. (“Westfield”), utilize all-cap growth investment strategies.  The other two sub-advisors, Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Knightsbridge Asset Management, LLC (“Knightsbridge”), utilize all-cap value investment strategies.  The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s assets.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

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While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The Fund may invest up to 35% of its total assets in American Depositary Receipts (“ADRs”) and securities of foreign companies in both developed or emerging market countries.  ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund’s portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s sub-advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Marsico Capital Management LLC (“Marsico”), Westfield Capital Management Company, L.P. (“Westfield”), Diamond Hill Capital Management, Inc. (“Diamond Hill”) and Knightsbridge Asset Management, LLC (“Knightsbridge”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Marsico	Length of Service to the Fund

Corydon J. Gilchrist, CFA	Portfolio Manager and Senior Analyst	Since Inception

Portfolio Manager	Position with Westfield	Length of Service to the Fund

William Muggia	President, Chief Executive Officer and Chief Investment Officer	Since Inception
Ethan Meyers, CFA	Partner and Senior Security Analyst	Since Inception
John Montgomery	Partner and Portfolio Strategist	Since Inception
Matthew Strobeck, PhD	Partner and Senior Security Analyst	Since Inception
Hamlen Thompson	Partner and Senior Security Analyst	Since Inception

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Portfolio Manager	Position with Diamond Hill	Length of Service to the Fund

Bill Dierker, CFA	Portfolio Manager	Since Inception
Charles Bath, CFA	Portfolio Manager and Managing Director of Investments	Since Inception
Chris Welch, CFA	Portfolio Manager and Co-Chief Investment Officer	Since Inception

Portfolio Manager	Position with Knightsbridge	Length of Service to the Fund

John G. Prichard, CFA	Principal, Chief Investment Officer	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective
The GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.24%
Acquired Fund Fees and Expenses(1)	0.52%
Total Annual Fund Operating Expenses	1.41%
(1)	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$144	$446

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in the following four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

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Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 20% real estate, and 25% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following  risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.

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Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Foreign Securities Risk:  The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

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Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  Growth investment risk is the risk that the Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  The Fund’s investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with SSgA FM	Length of Service to the Fund

Robert Guiliano	Vice President and Senior Portfolio Manager	Since Inception
Christopher J. Goolgasian, CPA, CFA, CAIA	Vice President and Senior Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective
GuideMarkSM Core Fixed Income Fund (formerly, AssetMark Core Plus Fixed Income Fund) (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.69%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, when managed using a different strategy, the Fund’s portfolio turnover rate was 485.40% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.

The Fund may use derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may use include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.

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The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present relatively little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so again.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

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Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Prior to April 1, 2011, the Fund previously used different investment strategies.  The strategies employed by the sub-advisors were different from the current mandate.  The performance set forth below is attributable to the previous investment strategies.

GUIDEMARKSM CORE FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 2.42%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	7.15%
Worst Quarter:	Q 3	2008	-3.91%

Average Annual Total Returns1	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Core Fixed Income Fund – Service Shares
Return Before Taxes	8.17%	4.86%	4.96%
Return After Taxes on Distributions	7.11%	3.38%	3.46%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	3.29%	3.37%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.75%

1.  Institutional Shares of the Fund commenced operations as of April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

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Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with GSAM	Length of Service to the Fund

Jonathan Beinner	Managing Director; Co-Head of Global Fixed Income	Since 2011
Michael Swell	Managing Director; Co-Head of Global Lead Portfolio Management	Since 2009

Portfolio Manager	Position with Barrow Hanley	Length of Service to the Fund

David R. Hardin	Managing Director and Portfolio Manager	Since 2010
John S. Williams, CFA	Managing Director and Portfolio Manager	Since 2010
Deborah A. Petruzzelli	Managing Director and Portfolio Manager	Since 2010
J. Scott McDonald, CFA	Managing Director and Portfolio Manager	Since 2010
Mark C. Luchsinger, CFA	Managing Director and Portfolio Manager	Since 2010

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective
GuideMarkSM Tax-Exempt Fixed Income Fund (formerly, AssetMark Tax-Exempt Fixed Income Fund) (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.68%

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.01% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.

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The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature within three to ten years.  Long-term municipal securities generally mature some time after ten years.  The average dollar-weighted portfolio maturity of the portfolio is expected to be maintained between three and fifteen years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow the sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Municipal Securities Risk:  The Fund is subject to municipal securities risks.  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of issuers in which the Fund invests.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decrease in the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

Tax Risk:  The Fund is subject to tax risks.  The Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors.  Capital gains, if any, are taxable.

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Maturity Risk:  The Fund is subject to maturity risks.  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that the Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

Performance
The bar chart and table that follow illustrate annual returns for Service Shares (the class with the longest period of annual returns) of the Fund for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The performance of the Fund’s Service Shares for the period ended June 30, 2011 was 3.43%.
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	7.53%
Worst Quarter:	Q 4	2010	-4.65%

Average Annual Total Returns1	Period Ended December 31, 2010
	One Year	Five Years	Since Inception (6/29/2001)
Tax-Exempt Fixed Income Fund – Service Shares
Return Before Taxes	1.82%	2.81%	3.25%
Return After Taxes on Distributions	1.80%	2.57%	3.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.34%	2.61%	3.03%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.78%
1.  Institutional Shares of the Fund commenced operations as of April 29, 2011.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Delaware Management Company (“DMC”) and Nuveen Asset Management, LLC (“NAM”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with DMC	Length of Service to the Fund

Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 2006
Stephen J. Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2006

Portfolio Manager	Position with NAM	Length of Service to the Fund

Martin J. Doyle, CFA	Managing Director and Director of SMA Portfolio Management	Since 2006
John V. Miller, CFA	Co-Head of Fixed Income and Managing Director	Since 2006
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 2006

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective
The GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	0.94%
(1)	Other Expenses are estimated for the current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$96	$300

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments and government agencies throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets, in an attempt to generate total return and manage risk from differences in global short-term interest rates.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency-related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal circumstances, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

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The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related instruments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives, such as futures, forwards, options, swaps (including, among others, credit default swaps) and credit derivatives.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, durations or credit risks. The sub-advisors consider various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.  At times, the unconstrained investment approach may lead the Fund to have sizable allocations to particular markets, sectors and industries, and to have a sizable exposure to certain economic factors, such as credit risk, currency risk or interest rate risk.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The Fund’s currency exposure will be actively managed and the sub-advisors will attempt to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the currency, equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities and foreign currencies described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.

Foreign Exchange Trading Risk:  The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the  Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.  In addition, the purchase of debt securities which have previously fallen from investment grade to sub-investment grade status – and in particular the purchase of such instruments that have already been declared in default as to either income or principal – is particularly speculative and may lead to a loss of Fund value.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps, credit derivatives and other related instruments.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

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Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.  The Fund may, from time to time, take concentrated positions in positions that may be susceptible to a sudden loss of liquidity, such as private placements, structured notes, collateralized debt obligations, collateralized loan obligations, bank loans, over-the-counter derivative contracts and other similar instruments.

Maturity Risk:  The Fund is subject to maturity risks.  The Fund generally invests in municipal securities with intermediate- to long-term maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

Portfolio Turnover Risk:  The Fund is subject to portfolio turnover risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisors
Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”) is the investment advisor for the Fund.  Franklin Advisers, Inc. (“Franklin”) and Loomis, Sayles & Co., L.P. (“Loomis Sayles”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Position with Franklin	Length of Service to the Fund

Michael Hasenstab, Ph.D.	Senior Vice President	Since Inception

Canyon Chan, CFA	Senior Vice President	Since Inception

Portfolio Manager	Position with Loomis Sayles	Length of Service to the Fund

Matthew J. Eagan, CFA	Vice President	Since Inception

Kevin Kearns	Vice President	Since Inception

Todd P. Vandam, CFA	Vice President	Since Inception

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Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Fund.

Tax Information:  The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In the case of a Fund that has a policy of investing at least 80% of its net assets in a particular type of investment as of the time of purchase (an “80% Policy”), the Fund’s 80% Policy may be changed without shareholder approval (except the Tax-Exempt Fixed Income Fund).  No change to a Fund’s 80% Policy will be made without a minimum of 60 days advance notice being provided to the shareholders of the Fund.  For purposes of a Fund’s 80% Policy, the Fund’s net assets include borrowings for investment purposes, if any.

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Strategic Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchanged-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are strategically allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities; securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic asset allocation decisions are based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

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The Fund’s main strategic asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to generally remain consistent for longer periods of time.  Under normal circumstances, the Fund’s asset allocation mix is expected to be 98% equities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions.  The Fund is expected to maintain at least 90% of its allocation to equities and up to a maximum of 10% in fixed income securities, including cash equivalents.  The Fund also may allocate significant assets to international equity markets: up to 45% to developed international markets and up to 35% to emerging markets.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted strategic asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund’s assets are also typically allocated among a variety of sub-asset classes.  The Fund’s equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities.  The Fund’s fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor’s strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding long-term capital market expectations, the economic outlook, and assumptions regarding risks and returns.

Under normal circumstances, the Fund’s asset allocation mix is expected to be 75% equities, 23% fixed income securities and 2% cash equivalent investments.  Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities.  For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%.  The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to 30%.  Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund (the “Fund”) seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including ADRs), domestic and international fixed income securities and cash equivalent money market securities.  The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  Typically, a significant portion of the Fund’s fixed income allocation will be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ asset allocation approaches typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.  The Fund’s portfolio will be rebalanced as a result of asset class performance causing drift away from the targeted asset allocation mix.

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The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

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GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuidePathSM Absolute Return Asset Allocation Fund (the “Fund”) seeks to achieve consistent absolute positive returns over time regardless of the market environment.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including ETFs.  The funds in which the Fund may invest are referred to herein as the “Underlying Funds.”  The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities.  By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates.  The Fund may also invest directly in securities and other exchange-traded products, such as ETNs.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, derived from absolute return asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund’s portfolio.  The research providers’ absolute return asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent absolute positive returns over time regardless of the market environment.

In pursuing the Fund’s objective, the Fund invests, either directly or indirectly via the Underlying Funds, in fixed income or equity-oriented investments across global markets, using varying active asset allocation strategies among different security types, asset classes, yield and duration, valuation analyses, and currency exposure considerations.

The Fund may utilize an absolute return asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments that is insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns from the base market neutral position.  Using qualitative and quantitative techniques, the Fund’s assets may be oriented more or less toward alternative investments, or toward various types of opportunistic investments.

The Fund may invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short equity strategies, market-neutral strategies and global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may also utilize absolute return asset allocation strategies that allocate assets to various fixed income instruments and sectors using various passive index-oriented ETFs focusing on instruments such as U.S. Government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities, commodity-related securities, inflation-protected debt securities, corporate bonds of various quality levels and maturity/duration, and cash equivalent investments.  Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure at the appropriate times, while increasing exposure to attractive sectors on a timely basis.

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GUIDEMARKSM LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs of foreign companies.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company include the company’s business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.

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GUIDEMARKSM LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  The Fund considers “large capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of value-oriented companies.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Value-oriented companies generally have, among other factors, lower price-to-book ratios, lower forecasted growth values and higher dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor selects stocks of companies that it believes are undervalued relative to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company.  The characteristics that the sub-advisor may consider in evaluating a company generally include the company’s price-to-book ratio, price-to-earnings ratio, dividend yield, projected earnings growth and profitability.

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GUIDEMARKSM SMALL/MID CAP CORE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Small/Mid Cap Core Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies.  The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund also may invest up to 10% of its total assets in ADRs.  ADRs are designed for use in U.S. securities markets, and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank.

The Fund also may invest in certain types of exchange-traded derivative instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets.   The types of derivatives in which the Fund may invest include futures and forwards.

The sub-advisor manages the Fund using a team-managed strategy that focuses on specialization across the equity markets and throughout the investment process.  The sub-advisor uses sector weightings that are controlled relative to the weight of each sector in the Fund’s benchmark index.  Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.  These sector-focused portions are aggregated to comprise the Fund’s portfolio.

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GUIDEMARKSM WORLD EX-US FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM World ex-US Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks, REITS, unit stocks, stapled securities, ETFs and preferred stocks of companies of any size capitalization.  The Fund also may invest in depositary receipts, including ADRs and GDRs.

The Fund will invest primarily in equity securities incorporated or traded outside the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund’s benchmark.

The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  However, the Fund may invest a significant portion of its assets in a particular country, if, in the judgment of the sub-advisor, economic and business conditions warrant such investments.  To the extent that the Fund invests a significant portion of its assets in one country at any time, the Fund will face a greater risk of loss due to factors adversely affecting issuers located in that single country than if the Fund always maintained a greater degree of diversity among the countries in which it invests.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) hedge exposure to foreign currencies.   The types of derivatives in which the Fund may invest include futures and forwards.  The Fund may use currency forwards, currency futures and currency option contracts as part of its effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Fund.  The degree to which currency derivatives are used in the Fund will be directly related to the current or anticipated levels of non-dollar asset exposure in the Fund, and to the types of foreign currency exposures experienced, which may vary significantly over time.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund’s benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

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GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Opportunistic Equity Fund is capital appreciation over the long-term, with a secondary objective of current income.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund’s investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

The Fund may invest up to 35% of its total assets in ADRs and securities of foreign companies in both developed or emerging market countries.

The Fund also may invest in certain types of derivative instruments in order to (i) “equitize” cash balances by gaining exposure to relevant equity markets; and (ii) seek to manage portfolio volatility.   The types of derivatives in which the Fund may invest include futures, forwards, options and swaps.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund’s portfolio.  The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.  While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally.  The sub-advisors may maintain significant cash positions when they do not identify sufficiently attractive investment opportunities within the equity markets.

In managing its allocated portion of the Fund’s portfolio, Marsico utilizes an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.  The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape.  Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends.  As a result of this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends that it has observed.  Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large.  In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals, strong and ethical management, commitment to shareholder interests, and reasonable valuations in the context of projected growth rates, current income and other indications that a company or security may be an attractive investment prospect.  This process is called “bottom-up” security selection.

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In managing its allocated portion of the Fund’s portfolio, Westfield seeks to identify equity investments with attractive prospects for growth.  The sub-advisor applies a fundamental, bottom-up investment process combined with market trend analysis to construct an opportunistic, all-cap growth portfolio.  The sub-advisor constructs a concentrated, conviction-weighted portfolio that generally maintains broad limitations on industry and sector weightings in order to seek to manage risk.

In managing its allocated portion of the Fund’s portfolio, Diamond Hill utilizes an intrinsic value methodology focused on absolute returns.  To estimate a company’s intrinsic value, Diamond Hill concentrates on the fundamental economic drivers of the company’s business.  The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.  The sub-advisor also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors.  If the sub-advisor’s estimate of intrinsic value differs sufficiently from the current market price, the sub-advisor may view the company as an attractive investment opportunity.  The sub-advisor maintains an absolute return focus by not managing to a specific benchmark.  In constructing a portfolio of securities, the sub-advisor is not constrained by the sector or industry weights in the benchmark.  The sub-advisor relies on individual stock selection and discipline in the investment process to add value.  The highest portfolio security weights are assigned to companies where the sub-advisor has the highest level of conviction.

In managing its allocated portion of the Fund’s portfolio, Knightsbridge employs an absolute return-focused strategy.  The sub-advisor’s investment process seeks to identify pricing anomalies in the equity markets, and to construct a concentrated portfolio that will weather various market environments.  Although the sub-advisor’s value-focused investment process is disciplined, it is not bound by market capitalization restrictions, sector weightings or other constraints relative to the benchmark.  The sub-advisor seeks to opportunistically exploit market inefficiencies across the value universe.  The sub-advisor generally aims to be fully invested, but may maintain significant cash levels during periods in which the sub-advisor perceives few investment opportunities.

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GUIDEMARKSM GLOBAL REAL RETURN FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in the following four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, REITs and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETFs, commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other exchange-traded products, such as ETNs.  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investment in Underlying Funds provides exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries involved in mining, exploration, energy transportation and related materials or support.  The Underlying Funds, or the Fund, may invest in “commodity-linked” or “commodity index-linked” investments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.  The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.  The value of a commodity-linked investments is generally based upon the price movements of a physical commodity (such as oil, gas, gold, silver, other metals or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets.

The Fund may seek exposure to the commodities markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices.  In some cases, the notes may have a principal protection feature that causes the note to terminate in the event of a significant decline in value.  These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note.  The value of these notes will rise or fall in response to changes in the underlying commodity or related index.  These notes expose the Fund to movements in commodity prices.  These notes also are subject to risks, such as credit, market and interest rate risks, that generally affect the values of debt securities.  These notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.  Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested.  The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through securities of REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).  Typically, the majority of such real estate companies’ assets, gross income or net profits are derived from development, ownership, leasing, financing, construction, management or sale of real estate.

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Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.  TIPS are notes and bonds issued by the U.S. Treasury whose principal amounts are adjusted monthly to reflect the effects of inflation.  The principal value is adjusted for changes in inflation as measured by the Consumer Price Index for Urban Consumers and interest is paid on the inflation-adjusted principal.  TIPS are backed by the full faith and credit of the U.S. Government.  The Consumer Price Index for Urban Consumers may not adequately represent the inflation experience of all investors.

The Fund’s basic strategic target allocation mix, or the benchmark for its combination of investments in each asset class over time, will be approximately as follows: 20% Commodities, 35% Natural Resource Equity, 20% Real Estate, and 25% Inflation-Protected Debt Securities.

Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.  The sub-advisor’s tactical asset allocation process is designed to make a series of low-correlated tactical moves in a risk-controlled framework, meant to deliver performance above that of the basic strategic target allocation mix over an entire business cycle.  The sub-advisor combines output from quantitative models with qualitative insight, to implement the global tactical real return asset strategy within a disciplined three-step investment process that applies macroeconomic and financial valuation methods for asset class evaluation along with risk-controlled portfolio construction and cost-effective implementation.

The Fund’s investment in Underlying Funds and the percentage of the strategic target allocation mix may not directly correspond because each Underlying Fund may contain various subsets of an asset class (e.g., natural resources and commodities or related equities), and the percentages are subject to review and modification by the Fund’s sub-advisor.  Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.  The sub-advisor reviews the allocations on a regular basis and will adjust the allocations as the market and economic outlook changes.  Allocations are based not only on past asset class performance but more importantly on future risk/return expectations.  The Fund may replace Underlying Funds or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.  Although the Fund invests primarily in Underlying Funds, it may also invest in other types of securities, including open-end investment companies and cash equivalents such as money market funds.

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GUIDEMARKSM CORE FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s sub-advisor if the security is unrated).  The fixed income securities in which the Fund invests may have maturities of any length.  The Fund intends to invest in the following types of fixed income securities:

•	U.S. corporate bonds and debentures

•	Mortgage-backed securities

•	Receipts involving U.S. Treasury obligations and other “stripped securities”

•	Obligations issued by the U.S. government and foreign governments and their agencies or instrumentalities

•	Asset-backed securities

•	Zero coupon, pay-in-kind or deferred payment securities

•	Securities issued on a when-issued and delayed-delivery basis

•	Custodial receipts

•	Convertible securities

The Fund uses derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund normally uses include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

The Fund may engage in the forward-settled purchase and sale of fixed income instruments.  The Fund may also use fixed income futures, such as U.S. Treasury futures, and options on fixed income instruments.  The Fund may use money market futures, such as those on U.S. Treasury bills or Eurodollar indices, and options on money market instruments.  The Fund generally also engages in U.S. dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in the Fund will depend on the need for hedging and the availability of various investment opportunities.

The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow managers to invest in the core sectors of the U.S. domestic fixed income market (as defined by the Fund’s benchmark index) while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

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GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the GuideMarkSM Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective is fundamental, meaning it cannot be changed without shareholder approval.  The other investment strategies described below are not fundamental, meaning they may be changed by action of the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the AMT.

The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower-rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

•	Municipal commercial paper and other short-term notes

•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

•	Variable rate securities

•	Municipal bonds and leases

The Fund has the ability to invest in all maturities, but will generally invest in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

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The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors.  Each sub-advisor uses its own proprietary research and securities selection processes to manage its allocated portion of the Fund’s assets.  The Fund is designed to allow sub-advisors to invest in the broad municipal securities market while seeking to maintain the Fund’s duration within a relatively close range to the duration of the Fund’s benchmark index.  Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates.  The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations.

While the Fund will primarily invest in fixed income securities that are rated investment grade, the Fund may, at times, hold debt securities that are rated below investment grade as a result of downgrades in the rating of the securities subsequent to their purchase by the Fund.

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GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
GuideMarkSM Opportunistic Fixed Income Fund (the “Fund”) seeks to maximize total investment return, consisting of a combination of interest income, capital appreciation, and currency gains.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

The Fund seeks to achieve its investment objective by investing primarily in fixed and floating rate debt securities, debt obligations of governments, government-related or corporate issuers worldwide and/or investments that provide exposure to fixed income securities.  The Fund also regularly enters into currency-related transactions in both developed and emerging markets involving certain derivative instruments, in an attempt to generate total return and manage risk from differences in global short-term interest rate differentials.  The Fund may invest in securities or structured products that are linked to or derive their value from another security, index or asset (derivative investments).  The Fund may enter into various currency related transactions involving derivative instruments, including currency and cross-currency forwards, currency and cross-currency swaps, and currency and currency index futures contracts.  In addition, the Fund’s assets will be, under normal market conditions, invested in issuers located in or denominated in at least three countries (including the United States) and the Fund may invest a substantial portion (up to 75%) of its assets in emerging markets.

The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities and related investments purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The average maturity of fixed income securities and related instruments in the Fund’s portfolio will fluctuate depending on the sub-advisors’ outlook on changing market, economic, and political conditions.  Additionally, the average duration of the Fund will be a combination not only of the duration of the debt securities in the Fund but also the presence of fixed income derivatives, as discussed below.  The Fund may utilize fixed income derivatives to lower or extend the Fund’s duration substantially.  The Fund may invest in fixed income securities of any credit quality, including below investment grade or high yield securities (sometimes referred to as “junk bonds”), and may buy bonds that are in default.  It is anticipated that the Fund will frequently hold a substantial position in high yield securities.

The Fund may obtain a significant portion of its investment exposure through the use of derivatives.  The Fund uses derivatives to earn income and enhance returns, to manage or adjust the risk profile or duration exposure of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, futures contracts (including, but not limited to, treasury futures and index futures), forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options), swap agreements (including, but not limited to, interest rate, total return, index and credit default swaps), credit-linked securities, caps, floors, collars, structured notes, warrants and other derivative instruments.  The Fund may also invest in credit derivative products (such as credit default swap index products, loan credit default swaps, and asset-backed credit default swaps) to manage default risk and credit exposure.  The Fund’s investments in derivatives will be made in accordance with applicable regulatory requirements and limitations.

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The Fund pursues its total return investment objective through both “long” and “short” investment and currency exposures.  The Fund obtains long investment exposures through direct investments as well as derivative investments; and the Fund’s short exposures are obtained mainly through derivatives.  A “long” investment exposure is an investment that rises in value with a rise in the value of an asset, asset class or index and declines in value with a decline in the value of that asset, asset class or index.  A “short” investment exposure is an investment that rises in value with a decline in the value of an asset, asset class or index and declines in value with a rise in the value of that asset, asset class or index.  The Fund’s use of derivatives may have a leveraging effect.  However, the Fund will maintain sufficient liquid assets to cover its obligations under derivative contracts.  Through its use of derivatives, the notional value of its combined long and short exposures for investment purposes may exceed the Fund’s net asset value (generally up to a significant percentage of the Fund’s assets on both a long and short basis), however, derivatives primarily used for duration management and short term investments such as cash and money market instruments are not subject to this limit.  The Fund’s total exposures may be higher or lower at any given time.  The Fund’s strategy may be highly dependent on the use of derivatives, and to the extent that they become unavailable or unattractive the Fund may be unable to fully implement its investment strategy.

The sub-advisors allocate the Fund’s assets based upon their assessments of changing market, political and economic conditions.  Each sub-advisor will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks.  The sub-advisors have substantial latitude to invest across broad fixed income, derivative and currency markets.  The unconstrained investment approach may lead the sub-advisors to have sizable allocations to particular markets, sectors and industries, and sizable exposures to those various factors.

The sub-advisors actively manage the Fund’s currency exposure and attempts to generate total returns and manage risk by identifying relative valuation discrepancies among global currencies as well as implementing hedging strategies to limit unwanted currency risks.  These decisions are integrated within the macroeconomic framework analysis of global market and economic conditions.  The Fund may invest in currencies directly or through a broad range of foreign currency derivatives.

The Fund is not a money market, stable net asset value, cash alternative, or a traditional long-only fixed income fund.  The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing in global fixed income markets.  While the sub-advisor will seek to manage the Fund’s volatility and overall risk exposure in a prudent manner, it is possible that the Fund may exhibit negative returns in any particular month, quarter or year.  Nonetheless, the Fund’s portfolio managers will carefully manage overall risk and will add risk when appropriately compensated by additional return.

The Fund is classified as a non-diversified investment company, which means that it may invest in a limited number of issuers, and therefore, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.  The Fund expects to engage in active and frequent trading of securities and other investments.  Effects of frequent trading may include higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs may adversely affect the Fund’s performance.

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OTHER INVESTMENTS

In cases where a Fund has a policy of investing, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name, the term “assets” means the Fund’s net assets (including any borrowings for investment purposes) consistent with U.S. Securities and Exchange Commission (“SEC”) requirements, although the Fund does not intend to borrow for investment purposes.

Stock Index Futures.  Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures contracts as part of its effort to remain fully invested and to gain exposure to relevant markets.

Fixed Income and Money Market Derivatives.  Each of the Global Real Return Fund and the Opportunistic Fixed Income Fund may engage in the forward-settled purchase and sale of fixed income instruments.  These Funds may also use fixed income futures, such as U.S. Treasury futures, and options on fixed income instruments.  These Funds may use money market futures, such as those on U.S. Treasury bills or Eurodollar indices, and options on money market instruments.  These Funds may also engage in U.S. dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in these Funds will depend on the need for hedging and the availability of various investment opportunities.

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal circumstances, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

Asset Allocation for Fund of Funds.  Each Fund that operates as a fund of funds invests in a combination of Underlying Funds that, in turn, invest directly in a wide range of domestic and/or international securities.  Each such Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.  Periodically, the Advisor will review the allocations for each Fund in each Underlying Fund.  A Fund’s target allocation and the approved Underlying Funds may change from time to time in the sole and absolute discretion of the Advisor and without notice to Fund shareholders, as long as the allocation maintains, under normal circumstances, a prescribed mix of exposure based on the Fund’s principal investment strategies.  In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of a Fund.  To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or by applying future investments and redemptions by the Fund in proportions necessary to rebalance the investments in the Underlying Funds.

Limitations on Investments in Underlying Funds.  Ordinarily, the 1940 Act prohibits a mutual fund from buying more than 3% of the shares of any other single mutual fund, investing more than 5% of its assets in any other single mutual fund, or investing more than 10% of its assets in other mutual funds generally.  However, GPS Funds I and GPS Funds II (each a “Trust” and, together, the “Trusts”) intend to rely on provisions of the 1940 Act that permit a Fund to operate as a fund of funds that invests in underlying mutual funds, along with certain other investments.  To the extent that the percentage limitations would continue to apply to a Fund’s investment in unaffiliated Underlying Funds, certain funds (including ETFs) have obtained exemptive orders from the SEC permitting other investment companies, such as the Funds, to acquire their securities in excess of the percentage limits of the 1940 Act.  Each Fund that invests in Underlying Funds intends to rely on such exemptive orders from time to time.

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Liquidity of Investments.  Adverse market developments or unfavorable investor perceptions may cause the securities held by an Underlying Fund, or the Underlying Fund itself, to become less liquid.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund or an Underlying Fund may have to accept a lower price or may not be able to sell the security at all.  An inability to sell a security can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities.  Additionally, in order to meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and in unfavorable conditions causing a loss to the Fund or Underlying Fund.

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MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT

Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.

• Applicable -- Not Applicable	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	GuidePathSM Absolute Return Asset Allocation Fund	GuideMarkSM Large Cap Growth Fund	GuideMarkSM Large Cap Value Fund	GuideMarkSM Small/Mid Cap Core Fund
Alternative Strategies Risk	•	•	•	•	--	--	--
Credit Risk	•	•	•	•	--	--	--
Commodities Risk	•	•	•	•	--	--	--
Derivatives Risk	•	•	•	•	--	•	•
Emerging Markets Risk	•	•	•	•	•	--	--
Exchange-Traded Funds Risk	•	•	•	•	--	--	--
Foreign Exchange Trading Risk	--	--	--	--	--	--	--
Foreign Securities Risk	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	--	--	--
Growth Investment Risk	•	•	•	•	•	--	•
High-Yield Debt Securities Risk	•	•	•	•	--	--	--
Interest Rate Risk	•	•	•	•	--	--	--
Liquidity Risk	--	--	--	--	--	--	•
Management Risk	•	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•	•
Maturity Risk	--	--	--	--	--	--	--
Mortgage- and Asset- Backed Securities Risk	•	•	•	•	--	--	--
Municipal Securities Risk	--	--	--	--	--	--	--
Non-Diversification Risk	--	--	--	--	--	--	--
Portfolio Turnover Risk	--	--	--	--	--	--	--
Real Estate Risk	•	•	•	•	--	--	--
Small and Medium Capitalization Company Risk	•	•	•	--	--	--	•
Tax Risk	--	--	--	--	--	--	--
U.S. Government Agency Obligations Risk	•	•	•	•	--	--	--
Value Investment Risk	•	•	•	•	--	•	•

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• Applicable -- Not Applicable	GuideMarkSM World Ex-US Fund	GuideMarkSM Opportunistic Equity Fund	GuideMarkSM Global Real Return Fund	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Tax-Exempt Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund
Alternative Strategies Risk	--	--	•	--	--	--
Credit Risk	--	--	•	•	•	•
Commodities Risk	--	--	•	--	--	--
Derivatives Risk	•	•	•	•	--	•
Emerging Markets Risk	•	•	•	--	--	•
Exchange-Traded Funds Risk	•	--	•	--	--	--
Foreign Exchange Trading Risk	--	--	--	--	--	•
Foreign Securities Risk	•	•	•	--	--	•
Fund of Funds Risk	--	--	•	--	--	--
Growth Investment Risk	•	•	•	--	--	--
High-Yield Debt Securities Risk	--	--	--	•	•	•
Interest Rate Risk	--	--	•	•	•	•
Liquidity Risk	•	•	•	•	•	•
Management Risk	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•
Maturity Risk	--	--	--	•	•	•
Mortgage- and Asset-Backed Securities Risk	--	--	--	•	--	•
Municipal Securities Risk	--	--	--	--	•	--
Non-Diversification Risk	--	•	--	--	--	•
Portfolio Turnover Risk	--	•	--	•	--	•
Real Estate Risk	•	--	•	--	--	--
Small and Medium Capitalization Company Risk	•	•	--	--	--	--
Tax Risk	--	--	--	--	•	--
U.S. Government Agency Obligations Risk	--	--	--	•	--	•
Value Investment Risk	•	•	•	--	--	--

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•
Alternative Strategies Risk.  Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments.  Depending on the particular alternative strategies used by an Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds’ investments.

•
Commodities Risk:  A Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest.  Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

•
Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a decline of the income available for distribution to shareholders as well as a decline in the value of the Fund’s shares.

•
Derivatives Risk:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Each Fund, except for the Core Fixed Income Fund and the Tax-Exempt Fixed Income Fund, may use stock index futures for the purpose of gaining full exposure to the Fund’s benchmark.  In general, the use of stock index futures for this purpose does not significantly increase a Fund’s risk and does not lead to leverage within a Fund.

The Core Fixed Income Fund, the Opportunistic Equity Fund and the World ex-US Fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within these Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of these Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within these Funds.

The Core Fixed Income Fund may engage in money market and fixed income derivatives contracts including futures, forwards, options and swaps, for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities.  In general, the use of money market and fixed income derivatives may increase the risk within the Core Fixed Income Fund.  The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract.  The investment results achieved by the use of money market and fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

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•
Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange.  An ETF typically represents a portfolio of securities designed to track a particular index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.  The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund’s performance may be adversely affected by such a differential.  In some cases, an ETF may seek to replicate the performance of a particular index by identifying and holding only a subset of the securities in the index or by holding one or more derivative instruments related to the index.  In such cases, an investment in the ETF is subject to the risk that the replication strategy used by the ETF will fail to accurately track the performance of the index.  In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives.

•
Foreign Exchange Trading Risk:  The Opportunistic Fixed Income Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase its value.  The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Opportunistic Fixed Income Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

•
Foreign Securities Risk:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Fund of Funds Risk:  A Fund may be subjected to fund of funds risk, which means that the ability of a Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either a Fund or the Underlying Funds will achieve their investment objectives.

•
Growth Investment Risk:  Growth investment risk is the risk that a Fund’s investment in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.  In addition, a Fund’s investment in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

•
High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than more highly-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a greater risk of default.  Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

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•
Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of a Fund’s investments decreases, investors in those Funds may lose money.

•
Liquidity Risk:  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

•
Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.

•
Maturity Risk:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Fixed Income Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

•
Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and its income distributions.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

•
Municipal Securities Risk:  The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Tax-Exempt Fixed Income Fund invests could negatively impact the Fund.

•
Non-Diversification Risk: Each of the Opportunistic Equity Fund and the Opportunistic Fixed Income Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and capital gains.

•
Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate.  Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses.  Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  Because of these and additional factors, REITs may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

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•
Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Tax Risk:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors.  Capital gains, if any, are taxable.

•
U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the Federal Home Loan Banks, the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

•
Value Investment Risk:  A Fund’s investment in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  A Fund’s investment in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what a Fund’s sub-advisor believes are their full value.

TEMPORARY DEFENSIVE POSITIONS
Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.  The trading costs and tax consequences associated with a Fund’s portfolio turnover may affect its overall investment performance.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

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DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statements of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with each Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is a leading Fortune 500 insurance holding company with more than $100 billion in assets that is dedicated to helping people secure their financial lives, families and futures.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of a Trust (the “Board of Trustees” or the “Board”): (i) sets the Fund’s overall investment strategies; (ii) in some cases, manages the Fund’s portfolio of investments; (iii) in other cases, evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (iv) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (v) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (vi) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by a Trust’s Board of Trustees) to oversee any sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson, CFA, and Michael Abelson, CFA, of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.  Mr. Abelson and Ms. Brunson are responsible for the day-to-day management of the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund.  The Funds’ Statements of Additional Information provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

•	Michael Abelson, CFA
Senior Vice-President, Investments
Mr. Abelson is a Senior Vice-President of GFWM, responsible for the firm’s investment functions. Mr. Abelson joined the firm in 1994. He became SVP Investments in 2006.  Mr. Abelson has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011.

•	Zoe Brunson, CFA
Director of Investment Strategies
Ms. Brunson is Director of Investment Strategies for GFWM, responsible for managing specific areas of the firm’s research, due-diligence and portfolio management functions. Ms. Brunson joined the firm in 2007.  Ms. Brunson has served as a portfolio manager for the GuidePathSM Strategic Asset Allocation Fund, the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and the GuidePathSM Absolute Return Asset Allocation Fund since 2011. Prior to 2007 Ms. Brunson was a Director at Standard & Poor’s where she led the team responsible for manager research and multi-manager portfolios.

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The Advisor receives an annual fee from each Fund for its services according to the following table:

Fund	Management Fee (as a percentage of average daily net assets)
GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.25%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuideMarkSM Large Cap Growth Fund	0.70%
GuideMarkSM Large Cap Value Fund	0.70%
GuideMarkSM Small/Mid Cap Core Fund	0.75%
GuideMarkSM World Ex-US Fund	0.70%
GuideMarkSM Opportunistic Equity Fund	0.80%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Core Fixed Income Fund	0.50%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.50%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%

The Advisor has entered into a Fee Waiver Agreement with the GPS Funds I Trusts designed to provide the Funds’ shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each of the Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion; and (2) waive portions of its advisory fee when total assets of GPS Funds I exceed $2.5 billion, in order to pass on certain savings in the underlying sub-advisory fee arrangements.  Please note that parts (1) and (2)  above do not apply to GPS Fund II, which includes the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund.

Finally, the Advisor has entered into Expense Limitation Agreements in which it has agreed to waive fees and/or assume expenses otherwise payable by each Fund to the extent necessary to ensure that each Fund’s Total Annual Fund Operating Expenses do not exceed a stated maximum percentage (net of distribution and/or service (12b-1) fees, administrative service fees, and securities lending expense reductions) (“cap”) for the period ending on July 31, 2012.  Under the Agreements, the Advisor may recapture waived fees and expenses it assumed for a three-year period under specified conditions.  The expense cap for each Fund (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) is as follows:

Fund	Expense Cap
GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.50%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuideMarkSM Large Cap Growth Fund	0.99%
GuideMarkSM Large Cap Value Fund	0.99%
GuideMarkSM Small/Mid Cap Core Fund	1.09%
GuideMarkSM World Ex-US Fund	1.09%
GuideMarkSM Opportunistic Equity Fund	1.10%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Core Fixed Income Fund	0.79%
GuideMarkSM Tax-Exempt Fixed Income Fund	0.79%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised or administered in excess of $20.5 billion in investor assets as of June 30, 2011, including mutual funds, variable annuities, ETFs and privately managed accounts.

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The Advisor has entered into a sub-advisory agreement with each sub-advisor (on behalf of the applicable Funds) and compensates each sub-advisor out of the management fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds; (ii) monitoring the ongoing performance and operations of the sub-advisors; (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors; and (iv) determining asset allocation strategies to be used for the Funds.  The Advisor pays any such consultant fees from its own resources.

Each sub-advisor makes investment decisions for the portion of the applicable Fund’s assets that it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the GPS Funds I Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements is available in the Funds’ annual report to shareholders for the period ended March 31, 2011.  A discussion regarding the basis for the GPS Funds II Board’s approval of the applicable Investment Advisory Agreement and sub-advisory agreements will be available in the Funds’ semi-annual report to shareholders for the period ending September 30, 2011.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Wellington Management Company, LLP (“Wellington Management”) is the sub-advisor to the Large Cap Growth Fund.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2011, Wellington Management had approximately $676 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Paul E. Marrkand, CFA
Senior Vice President and Equity Portfolio Manager
Mr. Marrkand joined Wellington Management as an investment professional in 2005.  Mr. Marrkand has served as the portfolio manager for the Fund since 2011.

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Large Cap Value Fund:
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is the sub-advisor to the Large Cap Value Fund.  Barrow Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. Barrow Hanley is an SEC-registered investment adviser with approximately $63.1 billion in assets under management as of June 30, 2011.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Mark Giambrone, CPA
Managing Director and Portfolio Manager
Mr. Giambrone joined Barrow Hanley in 1999.  Prior to joining Barrow Hanley, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates.  Mr. Giambrone has served as a portfolio manager for the Fund since 2011.

Small/Mid Cap Core Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the Small/Mid Cap Core Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2011, Pyramis had approximately $44.9 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of the Fund’s portfolio:

John Power is the Lead Portfolio Manager of this team managed Fund.  He generally oversees the Fund’s day-to-day investment activities.  Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Vincent Rivers, Arun Daniel and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Fund.  The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor the portfolio characteristics and risks and to maintain the sector weighting boundaries of the Fund’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers.

•	John Power
Senior Vice President, US Equities
Mr. Power is a Senior Vice President of US Equities at Pyramis, joined Pyramis in 2005.  Prior to joining Pyramis, Mr. Power was a principal and member of the Investment Strategy Committee at Oechsle International Advisors, where he also ran the firm’s risk management process.  Mr. Power has served as the portfolio manager for the Fund since 2011.

•	Robert Bao
Sector Portfolio Manager
Mr. Bao is a Sector Portfolio Manager covering the Energy and Industrials sectors, a position he has held since March 2002.  Since joining FMR LLC in 1997, he has worked as a research analyst and portfolio manager.

•	Andrew Burzumato
Sector Portfolio Manager
Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003.  He joined FMR LLC in August 2002 as a research analyst.

•	Thorsten Becker
Sector Portfolio Manager
Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004.  He joined FMR LLC in 1996 as a research analyst.

•	Jody Simes
Sector Portfolio Manager
Mr. Simes is a Sector Portfolio Manager covering the Materials sector, a position he has held since August 2003.  Mr. Simes first joined FMR LLC in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

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•	Vincent Rivers
Sector Portfolio Manager
Mr. Rivers is a Sector Portfolio Manager covering the Information Technology and Telecom sectors.  Mr. Rivers joined Pyramis in 2006 as a research analyst for the Telecom sector.  Prior to joining Pyramis, Mr. Rivers served as a portfolio analyst at Wellington Management Company, LLP from 2004 to 2006.  He has 13 years experience in the financial services and investment industries.

•	Arun Daniel
Sector Portfolio Manager
Mr. Daniel is a Sector Portfolio Manager covering the Consumer Discretionary sector, a position he has held since 2007.  Prior to joining Pyramis, he was vice president and sector head for the Consumer sector at ING Investment Management, North America.  He has more than 18 years of investment and consumer industry experience.

•	Chandler Willett
Sector Portfolio Manager
Mr. Willett is a Sector Portfolio Manager covering the Healthcare sector, a position he has held since 2006.  Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services.  He has more than nine years of investment industry experience.

World ex-US Fund:
Pyramis Global Advisors, LLC (“Pyramis”) is the sub-advisor to the World ex-US Fund.  Pyramis is located at 900 Salem Street, Smithfield, Rhode Island 02917.  Pyramis is an indirectly held, wholly owned subsidiary of FMR LLC (Fidelity Investments).  As of June 30, 2011, Pyramis had approximately $44.9 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of the Fund’s portfolio:

•	César E. Hernandez, CFA
Portfolio Manager
Mr. Hernandez joined Fidelity Investments in 1989.  Mr. Hernandez developed the Select International strategy at Fidelity Investments and has been responsible for managing Select International and Select Global portfolios on behalf of institutional investors around the world since the discipline’s inception in 1989.  Mr. Hernandez began his investment career in 1986.  Mr. Hernandez has served as the portfolio manager for the Fund since 2011.

Opportunistic Equity Fund:
Marsico Capital Management, LLC (“Marsico”) is a sub-advisor to the Opportunistic Equity Fund.  Marsico is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202.  Marsico was organized in September 1997 as a registered investment adviser.  Marsico provides investment services to other mutual funds including separate accounts.  As of June 30, 2011, Marsico had approximately $49.3 billion in assets under management.  The following portfolio manager is primarily responsible for the day-to-day management of Marsico’s allocated portion of the Fund’s portfolio:

•	Corydon J. Gilchrist, CFA
Portfolio Manager and Senior Analyst
Mr. Gilchrist is a Portfolio Manager and Senior Analyst at Marsico.  Prior to joining Marsico in 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at The Principal Financial Group (Invista Capital Management), where he served on a committee that managed several international equity funds.  Mr. Gilchrist has served as the portfolio manager for Marsico’s allocated portion of the Fund’s portfolio since the Fund’s inception.

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Westfield Capital Management Company, L.P. (“Westfield”) is a sub-advisor to the Opportunistic Equity Fund.  Westfield is located at One Financial Center, 24th Floor, Boston, Massachusetts 02111. Westfield is an SEC-registered investment adviser that was founded in 1989.  Westfield is 100% employee owned.  As of June 30, 2011, Westfield had approximately $16.4 billion in assets under management.  Led by William Muggia, Westfield’s Investment Committee (“IC”) is primarily responsible for the day-to-day management of Westfield’s allocated portion of the Fund’s portfolio.  The following portfolio managers, as well as all of Westfield’s security analysts, make investment decisions at the product level for the Fund.

•	William Muggia
President, Chief Executive Officer and Chief Investment Officer
Mr. Muggia is the lead member of Westfield Investment Committee, which makes investment decisions for all product portfolios managed by Westfield.  He has worked at Westfield since 1994.  Mr. Muggia has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Ethan Meyers, CFA
Partner and Senior Security Analyst
Mr. Meyers has worked at Westfield since 1999.  He covers the Industrials, Consumer Discretionary, and Information Technology sectors.  Mr. Meyers has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	John Montgomery
Partner and Portfolio Strategist
Mr. Montgomery has worked at Westfield since 2006.  Prior to joining Westfield, Mr. Montgomery was a Managing Director and Senior Vice President at Lehman Brothers in Boston.  Mr. Montgomery has focused on portfolio and investment process strategy for Westfield’s allocated portion of the Fund since its inception.

•	Matthew Strobeck, PhD
Partner and Senior Security Analyst
Mr. Strobeck has worked at Westfield since 2003.  He covers the Health Care sector.  Mr. Strobeck has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

•	Hamlen Thompson
Partner and Senior Security Analyst
Mr. Thompson has worked at Westfield since 2003.  He covers the Energy and Industrials sectors.  Mr. Thompson has served as a portfolio manager for Westfield’s allocated portion of the Fund since its inception.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a sub-advisor to the Opportunistic Equity Fund.  Diamond Hill is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is registered as an investment adviser with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company.  As of June 30, 2011, Diamond Hill had approximately $9.2 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Fund’s portfolio:

•	Bill Dierker, CFA
Portfolio Manager
Mr. Dierker has served as a Portfolio Manager at Diamond Hill since 2006.  Prior to joining Diamond Hill, Mr. Dierker served as a senior portfolio manager for Federated Investors and as a portfolio manager and Value Team Leader for Banc One Investment Advisors Corporation.  Mr. Dierker was a portfolio manager for Nationwide Insurance from 1997 to 2003 and the Chief Investment Officer for Ohio Casualty Group from 1984 to 1997.  Mr. Dierker has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

•	Charles Bath, CFA
Portfolio Manager and Managing Director of Investments
Mr. Bath has been with Diamond Hill since 2002 and currently serves as Portfolio Manager and Managing Director of Investments.  Mr. Bath began his investment career in 1982 with Nationwide Insurance.  Prior to joining Diamond Hill, Mr. Bath was a Senior Portfolio Manager for Gartmore Global Investments, where he managed the Gartmore Total Return Fund.  Mr. Bath has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

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•	Chris Welch, CFA
Portfolio Manager and Co-Chief Investment Officer
Mr. Welch has been with Diamond Hill since 2005 and currently serves as Portfolio Manager and Co-Chief Investment Officer.  From 2004 to 2005, Mr. Welch was a portfolio manager at Fiduciary Trust Company International.  Mr. Welch has served as a portfolio manager for Diamond Hill’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Knightsbridge Asset Management, LLC (“Knightsbridge”) is a sub-advisor to the Opportunistic Equity Fund.  Knightsbridge is located at 660 Newport Center Drive, Suite 460, Newport Beach, CA  92660.   Knightsbridge is a privately-held SEC-registered investment adviser with approximately $1.8 billion in assets under management as of June 30, 2011.  The following portfolio manager is primarily responsible for the day-to-day management of Knightsbridge’s allocated portion of the Fund’s portfolio:

•	John G. Prichard, CFA
Principal, Chief Investment Officer
Knightsbridge was established in 1998 by Mr. Prichard and Alan T. Beimfohr.  The firm continues to be independent and employee-owned.  Mr. Prichard oversees research efforts of the investment team, selecting stocks for inclusion in client portfolios and making asset allocation decisions on a firm wide basis (i.e., determining mix of stocks and cash in client portfolios, as client portfolios may not be fully invested at all times).  The team is conversant with portfolio strategy and objectives ensuring a high degree of continuity of portfolio management style and knowledge.  Prior to co-founding  Knightsbridge, Mr. Prichard worked at Canterbury Capital Services, Inc. and in the investment department of Santa Barbara Bank and Trust.  Mr. Prichard has served as the portfolio manager for Knightsbridge’s allocated portion of the Fund’s portfolio since the Fund’s inception.

Global Real Return Fund:
SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts  02111, serves as the sub-advisor to the Global Real Return Fund.  As of June 30, 2011, SSgA FM had approximately $226.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of the Fund’s portfolio:

•	Robert Guiliano
Vice President and Senior Portfolio Manager
Mr. Guiliano is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA FM’s Multi Asset Class Solution (MACS) team.  He joined the firm in November 1997 and his responsibilities include portfolio management of real asset, tactical and strategic asset allocation strategies as well as product development, research and assisting clients with the development of strategic investment policy.  Previously, he worked as an Investment Marketing Analyst for SSgA FM’s defined contribution group, CitiStreet.  Prior to SSgA FM, he worked as an Assistant Relationship Representative at Funds Distributor Inc.  Before entering investment management in 1996, Mr. Guiliano worked as a Construction/Environmental Project Manager for Exxon Mobil Corporation for seven years.  Mr. Guiliano earned a Masters in Business Administration from Boston University in 1996 with a concentration in Finance and Bachelor of Science in Mechanical Engineering from Rensselaer Polytechnic Institute in 1989 with a Minor in Economics.  He is a member of the CFA Institute and Boston Security Analysts Society, and has passed Level I of the CFA examination.

•	Christopher J. Goolgasian, CPA, CFA, CAIA
Vice President and Senior Portfolio Manager
Mr. Goolgasian is a Vice President of SSgA FM and a Senior Portfolio Manager in SSgA FM’s MACS team.  He is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients.  Previously, Mr. Goolgasian was an Institutional Portfolio Manager with Pyramis Global Advisors, a Fidelity Investments Company.  In that role, he worked with institutional clients on strategic, tactical and lifecycle portfolios.  Prior to joining Fidelity in 1997, Mr. Goolgasian spent nearly three years as a CPA with the public accounting firm Kaplan, Moran & Digennaro.  Mr. Goolgasian earned a Masters of Business Administration from Bryant University in 1997 with a concentration in Finance and a Bachelor of Arts from Bryant University in 1995 with a concentration in Accounting.  He has earned the Chartered Financial Analyst designation, and is a member of the CFA Institute, the Boston Security Analysts Society and the Chartered Alternative Investment Analyst (CAIA) Association.  He is also a professor of Finance at Bryant University.

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Core Fixed Income Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”) is a sub-advisor to the Core Fixed Income Fund.  GSAM is located at 200 West Street, New York, New York 10282.  GSAM (or its predecessor) has been registered with the SEC as an investment advisor since 1990, and is an affiliate of Goldman, Sachs & Co.  As of March 31, 2011, GSAM had approximately $714.7 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of GSAM’s allocated portion of the Fund’s portfolio:

•	Jonathan Beinner
Managing Director, Co-Head of Global Fixed Income
Mr. Beinner is the Co-Head of Global Fixed Income. Mr. Beinner joined GSAM in 1990. He became Co-Head of Global Fixed Income in 2002.  Mr. Beinner has served as a portfolio manager for the Fund since 2011.

●	Michael Swell
Managing Director; Co-Head of Global Lead Portfolio Management
Mr. Swell is the Co-Head of Global Lead Portfolio Management and a member of the Fixed Income Strategy Group. Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division.   Mr. Swell has served as a portfolio manager for the Fund since 2010.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) is a sub-advisor to the Core Fixed Income Fund.  Barrow Hanley is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  Barrow Hanley is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc, a global financial services organization. Barrow Hanley is an SEC-registered investment adviser with approximately $63.1 billion in assets under management as of June 30, 2011.  The following portfolio managers are primarily responsible for the day-to-day management of Barrow Hanley’s allocated portion of the Fund’s portfolio:

•	David R. Hardin
Managing Director and Portfolio Manager
Mr. Hardin joined Barrow Hanley in February 1987 as a portfolio manager. Currently, he serves as director of credit research, specializing in the high-yield sector. He is also an analyst for the industrial sector, including media and cable, and manages Barrow Hanley’s municipal portfolios.  Prior to joining Barrow Hanley, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 34-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.  Mr. Hardin has served as a portfolio manager for the Fund since 2010.

•	John S. Williams, CFA
Managing Director and Portfolio Manager
Mr. Williams joined Barrow Hanley in July 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies, specializing in the mortgage-backed securities sector, and is an analyst for the energy and utility industries. While at Barrow Hanley, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the CFA Society of Dallas-Fort Worth.  Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager and securities analyst in the trust department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 34-year investment career.  Mr. Williams has served as a portfolio manager for the Fund since 2010.

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•	Deborah A. Petruzzelli
Managing Director and Portfolio Manager
Ms. Petruzzelli joined Barrow Hanley in May 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and commercial mortgage-backed securities, for which she serves as lead analyst and strategist. Ms. Petruzzelli also serves as a member of Barrow Hanley’s fixed income group’s investment strategy committee.  During her 24-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of asset-backed securities, collateralized mortgage-backed securities, and whole-loan sectors for all client portfolios. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded asset-backed securities and mortgage-based securities.  Ms. Petruzzelli has served as a portfolio manager for the Fund since 2010.

•	J. Scott McDonald, CFA
Managing Director and Portfolio Manager
Mr. McDonald joined Barrow Hanley in June 1995. He currently serves as a portfolio manager, specializing in corporate and government bonds, and is an analyst for the financial sector, including banks, and the sovereign (Yankee) sector. Mr. McDonald is active in the CFA Society of Dallas-Fort Worth.  During his 21-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements and mortgages. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.  Mr. McDonald has served as a portfolio manager for the Fund since 2010.

•	Mark C. Luchsinger, CFA
Managing Director and Portfolio Manager
Mr. Luchsinger joined Barrow Hanley in April 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is an analyst for the basic materials, consumer and technology industries. Mr. Luchsinger is active in the CFA Society of Dallas-Fort Worth.  During his 29-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company and as senior investment portfolio manager for Western Preferred Corporation. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber and Morgan Keegan.  Mr. Luchsinger has served as a portfolio manager for the Fund since 2010.

Tax-Exempt Fixed Income Fund:
Delaware Management Company (“DMC”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund. DMC is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment adviser and a majority-owned subsidiary of Delaware Management Holdings, Inc.  “Delaware Investments” refers to Delaware Management Holdings, Inc. and its subsidiaries, including DMC, and is a wholly owned subsidiary of Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services.  DMC manages both equity and fixed income assets classes for a variety of clients. DMC’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading.  As of June 30, 2011, Delaware Investments had approximately $159.8 billion in assets under management.  The following portfolio managers are primarily responsible for the day-to-day management of DMC’s allocated portion of the Fund’s portfolio:

•	Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager
Mr. Baxter is the head of DMC’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of DMBT’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.  Mr. Baxter has served as a portfolio manager for the Fund since 2006.

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•	Stephen J. Czepiel
Senior Vice President and Senior Portfolio Manager
Mr. Czepiel is a member of the DMC’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of  DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry.  Mr. Czepiel has served as a portfolio manager for the Fund since 2006.

Nuveen Asset Management, LLC (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment adviser with approximately $103 billion in assets under management as of June 30, 2011.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The following portfolio managers are primarily responsible for the day-to-day management of NAM’s allocated portion of the Fund’s portfolio:

•	Martin J. Doyle, CFA
Managing Director and Director of SMA Portfolio Management
Mr. Doyle has been with NAM since 1987.  He is a member of the NAM Investment Committee, which establishes strategy for the firm’s various investment styles, and he chairs the subcommittee for municipal separately managed accounts.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  He is a Chartered Financial Analyst.  Mr. Doyle has served as a portfolio manager for the Fund since 2006.

•	John V. Miller, CFA
Co-Head of Fixed Income and Managing Director
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He is a Chartered Financial Analyst.  Mr. Miller has served as a portfolio manager for the Fund since 2006.

•	Michael J. Sheyker, CFA
Senior Vice President and Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the NAM Investment Committee.  He is a Chartered Financial Analyst.  Mr. Sheyker has served as a portfolio manager for the Fund since 2006.

Opportunistic Fixed Income Fund:
Franklin Advisers, Inc. (“Franklin”), One Franklin Parkway, San Mateo, California  94403, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2011, Franklin had approximately $378.6 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio:

•	Michael Hasenstab, Ph.D.
Senior Vice President
Dr. Michael Hasenstab, Ph.D., is senior vice president of Franklin Templeton Fixed Income Group and co-director of the group's international bond department, overseeing the global fixed income portfolio management team and investment strategies. In addition, he is a member of the group's Fixed Income Policy Committee and is a portfolio manager for a number of Franklin Templeton funds, including Templeton Global Bond Fund and Templeton Global Total Return Fund. He has won numerous awards globally, including being named one of the most influential fund managers by Investment News in 2010, Top Global Bond Fund Manager by Bloomberg Markets in 2010 and Top U.S. and Global Bond Fund Manager in 2009, Global Bond Manager of the Year by Investment Week in 2008 and in 2010, and Best Global Manager by Standard & Poor's/BusinessWeek in 2006.  Dr. Hasenstab initially joined Franklin Templeton Investments in July 1995. After a leave of absence to obtain his doctor of philosophy (Ph.D.) degree, he rejoined the company in April 2001. He specializes in global macroeconomic analysis with a focus on currency, interest rate and sovereign credit analysis of developed and emerging market countries. Dr. Hasenstab has worked and traveled extensively abroad, with a special focus on Asia.  Dr. Hasenstab holds a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University and a B.A. in international relations/political economy from Carleton College in the United States.

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•	Canyon Chan
Senior Vice President
Canyon Chan is senior vice president and portfolio manager in the international bond department of the Franklin Templeton Fixed Income Group. As part of the global bond portfolio management team, he focuses on portfolio structuring, derivatives/quantitative strategies and risk budgeting/management. Additionally, he performs generalist research across global asset classes. From 2003 to 2007, Mr. Chan was a director in Franklin Templeton's alternative investment strategies group. He managed Franklin Templeton's fund of hedge funds portfolios and the style allocation for the Franklin Templeton Global Growth and Value Fund. In addition, he researched and developed new hedge fund, currency and commodity investment strategies.  Prior to 2003, Mr. Chan was a vice president and portfolio manager for Franklin Advisers. He was a co-manager of the Franklin Flex Cap Growth Fund, Franklin Equity Fund and Franklin Technology Fund. His equity research experience included coverage of the Internet, enterprise software, new media, electronic commerce, telecommunications equipment, entertainment software, paper, packaging and engineering and construction industries, as well as quantitative stock research and modeling. In addition to his investment management responsibilities, Mr. Chan served as Franklin Advisers' director of Portfolio Technology. He developed various portfolio analytics, risk management, research database and knowledge management systems, as well as internal analyst and manager performance measurement and benchmarking processes.  Mr. Chan joined Franklin Templeton in 1991 after earning his B.A. in quantitative economics from Stanford University. He is a Chartered Financial Analyst (CFA) Charterholder, a member of the Security Analysts of San Francisco (SASF) and the CFA Institute.

Loomis, Sayles & Co., L.P. (“Loomis Sayles”), One Financial Center, Boston Massachusetts  02111, serves as a sub-advisor to the Opportunistic Fixed Income Fund.  As of June 30, 2011, Loomis Sayles had approximately $162.3 billion in assets under management.  The following portfolio managers are responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

•	Matthew J. Eagan, CFA
Vice President
Mr. Eagan began his investment career in 1989 and joined Loomis Sayles in 1997.  Mr. Eagan received a B.A. from Northeastern University and an M.B.A. from Boston University.  He holds the designation of Chartered Financial Analyst.

•	Kevin Kearns
Vice President
Mr. Kearns began his investment career in 1986 and joined Loomis Sayles in 2007.  Prior to joining Loomis Sayles, he was the director of derivatives, quantitative analysis and risk management at Boldwater Capital Management.  Mr. Kearns received a B.S. from Bridgewater State College and an M.B.A. from Bryant College.

•	Todd P. Vandam
Vice President
Mr. Vandam began his investment career and joined Loomis Sayles in 1994.  Mr. Vandam received a B.A. from Brown University and holds the designation of Chartered Financial Analyst.

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VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV).  The NAV of each Fund that operates as a fund of funds is generally based on the NAV of the Underlying Funds.  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s and Underlying Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by a Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund or Underlying Fund are traded may be open on days that a Fund or Underlying Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s or Underlying Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds and Underlying Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s or Underlying Fund’s NAV.
If events materially affecting the values of a Fund’s or Underlying Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor or the Underlying Fund’s investment advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors or the Underlying Fund’s investment advisor to be unreliable, these investments will be valued at their fair value in accordance with a Trust’s or Underlying Fund’s fair valuation procedures.  The Funds and Underlying Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ and Underlying Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ or Underlying Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds or Underlying Funds.

The use of fair value pricing by the Funds or Underlying Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s or Underlying Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Institutional Shares are offered to certain institutional investors, including certain affiliates of the Funds.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  The Funds generally do not accept investments from non-U.S. investors and reserve the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

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In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-In-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets, such as the World ex-US Fund, may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities (such as the Small/Mid Cap Core Fund) or in Funds that invest in thinly traded securities.

The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account.

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Because the GuideMarkSM Funds are utilized as underlying investments by the GuidePathSM Funds of Funds such that the Advisor effects the GuidePathSM Funds of Funds’ transactions in shares of the GuideMarkSM Funds consistent with the GuidePathSM Funds of Funds’ investment policies and net asset flows, investments in the GuideMarkSM Funds by the GuidePathSM Funds of Funds are not subject to the Funds’ market timing policy.

The Advisor maintains processes to monitor and identify abusive or excessive short-term trading activity in the Funds.  The majority of purchase and redemption orders are submitted on behalf of clients invested in the GFWM Platform.  Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are effected in connection with an asset allocation model, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.  The Advisor periodically reviews the Funds’ purchase and redemption activity in order to detect possible market-timing.  The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  Although the Funds take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to each of the Funds.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Funds. KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities (except the Opportunistic Fixed Income Fund).  U.S. Bank N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the Opportunistic Fixed Income Fund’s cash and securities.  BNY Mellon does not assist in, and is not responsible for, investment decisions involving assets of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds, other than the Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund and the Opportunistic Fixed Income Fund, expect to declare and distribute all of their net investment income, if any, as dividends at least annually.  The Tax-Exempt Fixed Income Fund, the Core Fixed Income Fund and the Opportunistic Fixed Income Fund expect to declare and distribute all of their net investment income, if any, as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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Annual Statements.  Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.”  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAXES

Tax Considerations.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Tax-Exempt Fixed Income Fund, Core Fixed Income Fund, and the  Opportunistic Fixed Income Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by these Funds may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND

Exempt-Interest Dividends. Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

OTHER INFORMATION

Commodity Pool Operation Exemption
Each Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

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INDEX DESCRIPTIONS

Each of the following indexes is unmanaged and cannot be invested in directly.  The indexes do not reflect any deductions for fees, expenses or taxes.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries government-related and corporate debt securities, mortgage- and asset-backed securities.  All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

Barclays Capital Municipal Bond Index

The Barclays Capital Municipal Bond Index measures the performance of investment-grade, fixed-rate, tax-exempt bonds.

MSCI All Country World ex US Index

The MSCI All Country World ex US Index measures the equity market performance of developed and emerging markets excluding the United States.  As of the date of this Prospectus, the MSCI ACWI ex US consisted of 44 country indices comprising 23 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.  The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI EAFE® Index (Europe, Australasia, Far East)

The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.  As of the date of this Prospectus, the MSCI EAFE® Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 1000® Index

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.  As of May 31, 2011, the market capitalization of the companies in the Russell 1000® Index ranged from $1.6 billion to $411 billion.

Russell 1000® Growth Index

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

Russell 1000® Value Index

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2500TM Index

The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap.  It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

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Russell 2500TM Value Index

The Russell 2500TM Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe.  It includes those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500TM Value Index is generally representative of smaller capitalization value stocks.

Russell Midcap® Value Index

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.  It includes those Russell Mid-Cap® Index companies with lower price-to-book ratios and lower forecasted growth values.  The stocks are also members of the Russell 1000® Value Index.

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FINANCIAL HIGHLIGHTS
Institutional Shares of the Funds commenced operations as of April 29, 2011, and financial highlights are not yet available for Institutional Shares.  The financial highlights information below is for the Funds’ Service Shares, which are offered in another prospectus.  The returns of Institutional Shares would have been substantially similar to the returns of Service Shares; however, Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not.  Had Institutional Shares of the Funds been operational during the periods shown, the dividend distributions (if any) and investment performance would have been higher.

The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  No financial information is presented for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund as these Funds had not commenced operations as of the fiscal year ended March 31, 2011.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information provided for the fiscal years ended March 31, 2011, March 31, 2010, March 31, 2009, March 31, 2008 and March 31, 2007 has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

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	Large Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.41	$5.67	$8.81	$9.62	$9.95

Income from investment operations:
Net investment income (loss)	(0.01)	0.01	$0.00	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	1.59	2.75	(3.14)	(0.30)	(0.06)
Total from investment operations	1.58	2.76	(3.14)	(0.31)	(0.08)

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—
Dividends from net realized gains	—	—	—*	(0.50)	(0.25)
Return of capital	—	(0.01)	—	—	—
Total distributions	—	(0.02)	—	(0.50)	(0.25)

Net asset value, end of year	$9.99	$8.41	$5.67	$8.81	$9.62

Total return	18.79%	48.60%	-35.63%	-3.88%	-0.80%

Supplemental data and ratios:
Net assets, end of year	$211,129,188	$207,928,223	$203,479,219	$649,307,452	$753,638,303

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45%	1.46%	1.40%	1.33%	1.33%
After expense reimbursement (recapture) and securities lending credit	1.43%	1.41%	1.27%	1.28%	1.31%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.13%	0.09%	-0.15%	-0.15%	-0.27%
After expense reimbursement (recapture) and securities lending credit	-0.11%	0.14%	-0.02%	-0.10%	-0.25%

Portfolio turnover rate	63.33%	69.83%	98.67%	62.86%	142.66%

*	Amount represents less than $0.01 per share.

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	Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$7.44	$4.85	$9.85	$12.34	$11.77

Income from investment operations:
Net investment income	0.09	0.10	0.19	0.15	0.14
Net realized and unrealized gains (losses) on investments	0.88	2.60	(4.99)	(1.55)	1.67
Total from investment operations	0.97	2.70	(4.80)	(1.40)	1.81

Less distributions:
Dividends from net investment income	(0.09)	(0.11)	(0.20)	(0.14)	(0.14)
Dividends from net realized gains	—	—	—*	(0.95)	(1.10)
Total distributions	(0.09)	(0.11)	(0.20)	(1.09)	(1.24)

Net asset value, end of year	$8.32	$7.44	$4.85	$9.85	$12.34

Total return	13.15%	55.37%	-48.85%	-12.23%	15.32%

Supplemental data and ratios:
Net assets, end of year	$200,132,341	$200,627,939	$180,181,364	$574,388,589	$682,408,978

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.44%	1.38%	1.33%	1.32%
After expense reimbursement (recapture) and securities lending credit	1.42%	1.40%	1.22%	1.28%	1.28%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.13%	1.27%	1.60%	1.16%	1.00%
After expense reimbursement (recapture) and securities lending credit	1.15%	1.31%	1.76%	1.21%	1.04%

Portfolio turnover rate	16.35%	26.85%	58.45%	40.54%	30.25%

*	Amount represented less than $0.01 per share.

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	Small/Mid Cap Core Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.46	$5.69	$9.24	$11.95	$14.41

Income from investment operations:
Net investment income (loss)	(0.05)	0.01	0.08	0.08	0.31
Net realized and unrealized gains (losses) on investments	2.20	3.78	(3.56)	(2.36)	0.81
Total from investment operations	2.15	3.79	(3.48)	(2.28)	1.12

Less distributions:
Dividends from net investment income	—	—*	(0.07)	(0.08)	(0.31)
Dividends from net realized gains	—	—	—	(0.35)	(3.27)
Return of capital	—	(0.02)	—*	—*	—
Total distributions	—	(0.02)	(0.07)	(0.43)	(3.58)

Net asset value, end of year	$11.61	$9.46	$5.69	$9.24	$11.95

Total return	22.73%	66.39%	-37.59%	-19.47%	7.63%

Supplemental data and ratios:
Net assets, end of year	$42,748,789	$42,649,488	$45,179,654	$99,548,384	$110,079,540

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.71%	1.67%	1.59%	1.48%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.28%	1.40%	1.41%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.66%	-0.06%	0.58%	0.61%	1.68%
After expense reimbursement (recapture) and securities lending credit	-0.54%	0.02%	0.89%	0.69%	1.75%

Portfolio turnover rate	44.75%	52.31%	65.97%	127.62%	174.94%

*	Amount represents less than $0.01 per share.

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	World ex-US Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$8.01	$5.80	$11.96	$14.73	$14.06

Income from investment operations:
Net investment income (loss)	0.11	0.20	0.25	0.13	0.16
Net realized and unrealized gains (losses) on investments	0.40	2.22	(6.26)	(0.44)	2.24
Total from investment operations	0.51	2.42	(6.01)	(0.31)	2.40

Less distributions:
Dividends from net investment income	(0.13)	(0.21)	(0.07)	(0.14)	(0.18)
Dividends from net realized gains	—	—	(0.08)	(2.32)	(1.55)
Total distributions	(0.13)	(0.21)	(0.15)	(2.46)	(1.73)

Net asset value, end of year	$8.39	$8.01	$5.80	$11.96	$14.73

Total return	6.48%	41.68%	-50.42%	-3.85%	17.65%

Supplemental data and ratios:
Net assets, end of year	$269,702,069	$269,621,569	$223,339,201	$681,622,030	$779,422,324

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.50%	1.53%	1.53%	1.43%	1.39%
After expense reimbursement (recapture) and securities lending credit	1.50%	1.53%	1.52%	1.42%	1.37%

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.34%	2.01%	1.94%	0.87%	0.95%
After expense reimbursement (recapture) and securities lending credit	1.34%	2.01%	1.95%	0.88%	0.97%

Portfolio turnover rate	47.34%	65.33%	144.98%	119.13%	89.16%

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	Core Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$9.10	$7.92	$9.20	$9.27	$9.11

Income from investment operations:
Net investment income	0.21	0.33	0.41	0.41	0.38
Net realized and unrealized gains (losses) on investments	0.29	1.17	(1.11)	(0.06)	0.15
Total from investment operations	0.50	1.50	(0.70)	0.35	0.53

Less distributions:
Dividends from net investment income	(0.24)	(0.32)	(0.40)	(0.41)	(0.37)
Dividends from net realized gains	—	—	(0.18)	(0.01)	—
Total distributions	(0.24)	(0.32)	(0.58)	(0.42)	(0.37)

Net asset value, end of year	$9.36	$9.10	$7.92	$9.20	$9.27

Total return	5.58%	19.21%	-7.57%	3.87%	5.96%

Supplemental data and ratios:
Net assets, end of year	$581,940,962	$547,963,751	$504,451,429	$804,085,918	$716,017,829

Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.25%	1.28%	1.26%	1.18%	1.16%
After expense reimbursement (recapture) and securities lending credit	1.24%	1.25%	1.18%	1.13%	1.14%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.23%	3.71%	4.54%	4.37%	4.14%
After expense reimbursement (recapture) and securities lending credit	2.24%	3.74%	4.62%	4.42%	4.16%

Portfolio turnover rate	485.40%	224.89%	261.77%	307.52%	280.55%

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	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2011	2010	2009	2008	2007
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:

Net asset value, beginning of year	$10.94	$10.27	$10.64	$10.92	$10.77

Income from investment operations:
Net investment income	0.36	0.36	0.34	0.31	0.27
Net realized and unrealized gains (losses) on investments	(0.26)	0.66	(0.37)	(0.28)	0.15
Total from investment operations	0.10	1.02	(0.03)	0.03	0.42

Less distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)

Net asset value, end of year	$10.67	$10.94	$10.27	$10.64	$10.92

Total return	0.89%	10.06%	-0.25%	0.28%	3.92%

Supplemental data and ratios:
Net assets, end of year	$170,330,144	$195,328,951	$193,579,910	$257,440,133	$247,841,846

Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.29%	1.30%	1.30%	1.23%	1.28%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.23%	1.28%

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.25%	3.30%	3.09%	2.93%	2.53%
After expense reimbursement (recapture)	3.25%	3.31%	3.10%	2.93%	2.53%

Portfolio turnover rate	38.01%	57.44%	44.37%	66.26%	50.36%

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Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Blvd., Suite 600 Pleasant Hill, CA 94523

Legal Counsel	Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian (all Funds except Opportunistic Fixed Income Fund)	U.S. Bank N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Custodian (Opportunistic Fixed Income Fund)	The Bank of New York Mellon One Wall Street New York, NY 10286

Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, VA 23230

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Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust. We are committed to protecting the personal data we obtain about you. Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data. To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?

We may collect your personal data to provide you with the products or services you requested. We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies. We may collect personal data about you to process transactions and to prevent fraud. Where required, we will obtain your consent before collecting it. The personal data may include:

• Name and address

• Income and assets

• Accounts at other institutions

• Social security or taxpayer identification number

What do we do with your personal data?

We comply with Federal and State requirements related to the protection and use of your data. This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:

• Process transactions

• Respond to your requests

• Prevent fraud

• Comply with regulatory requirements

• Share with you related products and services we offer

We do not sell personal data about current or former customers or their accounts. We do not share your personal data for marketing purposes. When affiliates or outside companies perform a service on our behalf, we may share your personal data with them. We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:

• Your agent or representative

• Your brokerage firm

• State or Federal authorities

• Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?

In order to protect your personal data, we maintain physical, electronic and procedural safeguards.  We review these safeguards regularly in keeping with technological advancements.  We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.

We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

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FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (“SAIs”) dated July 31, 2011 :
The SAIs of GPS Funds I and GPS Funds II provide more details about each Fund’s policies and management.  GPS Funds I’s and GPS Funds II’s SAIs are incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  As of the date of this Prospectus, annual and semi-annual reports for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Equity Fund, the GuideMark Global Real Return Fund and the GuideMark Opportunistic Fixed Income Fund are not available.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or a Prospectus of the Funds free of charge or to make inquiries or request additional information about the Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
GPS Funds I / GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of GPS Funds I’s or GPS Funds II’s information (including the SAIs) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Prospectus July 31, 2011
GPS Funds I – 1940 Act File No. 811-10267 GPS Funds II – 1940 Act File No. 811-22486

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GPS FUNDS II

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2011

GuidePathSM Strategic Asset Allocation Fund
Service Shares (Ticker: GPSTX )
Institutional Shares (Ticker: GISRX)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Service Shares (Ticker: GPTCX)
Institutional Shares (Ticker: GITTX)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
Service Shares (Ticker: GPTUX)
Institutional Shares (Ticker: GITUX)

GuidePathSM Absolute Return Asset Allocation Fund
Service Shares (Ticker: GPARX)
Institutional Shares (Ticker: GIARX)

GuideMarkSM Global Real Return Fund
Service Shares (Ticker: GMGLX)
Institutional Shares (Ticker: GIGLX)

GuideMarkSM Opportunistic Fixed Income Fund
Service Shares (Ticker: GMIFX)
Institutional Shares (Ticker: GIOFX)

This Statement of Additional Information (“SAI”) provides general information about each of the series (individually, a “Fund” and collectively, the “Funds”) of GPS Funds II.  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectus (the “Prospectus”) dated July 31, 2011, as supplemented and amended from time to time.  This SAI is incorporated by reference into the Prospectus.  To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

GPS Funds II
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

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TABLE OF CONTENTS

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General Information about the Funds

GPS Funds II (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on October 20, 2010.  The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (each of which is a separate mutual fund, and is referred to as a “Fund” and, collectively, as the “Funds”) and separate classes of such series.  The Trust offers two classes of shares of each Fund:  Institutional Shares and Service Shares.  Shares of each class of a Fund participate equally in the earnings, dividends, and assets allocated to the particular share class of that Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.  Expenses attributable to any Fund are borne by that Fund.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Shares of each series have equal voting rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights.  The Trust does not normally hold annual meetings of shareholders.

The Strategic Asset Allocation Fund, Tactical ConstrainedSM Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund, Absolute Return Asset Allocation Fund and Global Real Return Fund (the “Funds of Funds”) each operate as a fund of funds, investing primarily in registered mutual funds and exchange-traded funds (“ETFs”).  The funds in which each Fund of Funds may invest are referred to herein as the “Underlying Funds.”  By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund of Fund’s direct fees and expenses.

Description of the Funds

Each Fund has its own investment objectives and policies.  Each Fund’s investment objectives is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.  Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non-fundamental.  Genworth Financial Wealth Management, Inc. serves as the investment advisor to the Funds (the “Advisor”).

Diversification of the Funds

All of the Funds, except for the GuideMarkSM Opportunistic Fixed Income Fund, are classified and operate as diversified funds under the 1940 Act.  The GuideMarkSM Opportunistic Fixed Income Fund is classified as non-diversified.  Under the 1940 Act, a diversified fund means a fund which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.  A Fund may not change its diversification classification to become non-diversified without the approval of the holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The GuideMarkSM Opportunistic Fixed Income Fund is classified as non-diversified under the 1940 Act.  This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code, as amended (the “Code”), the Opportunistic Fixed Income Fund (like all of the Funds) intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Opportunistic Fixed Income Fund among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, with respect to 50% of the Opportunistic Fixed Income Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.  As a non-diversified investment company, the Opportunistic Fixed Income Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

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Investment Restrictions

Each of the Funds has adopted and is subject to the following fundamental investment restrictions.  These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The percentage limitations referred to in these restrictions apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

Each Fund may not:

1.	borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof, may permit;

2.
underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the 1933 Act;

3.
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

4.
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

5.
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund of Funds will concentrate to approximately the same extent that its underlying index or indices concentrates in the stock of any particular industry or industries; and

6.
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

With respect to #5 above, the Funds do not consider investment companies to be an industry.

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Non-Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board without shareholder approval.

1.
Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or to the extent permitted by exemptive rules or exemptive relief under the 1940 Act, without regard to the 1940 Act’s percentage limits, or in connection with a merger, reorganization, consolidation or other similar transaction.

Investment Policies and Associated Risks

The Funds and the Underlying Funds may invest in a variety of securities and employ a number of investment techniques, which involve risks.  This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds and the Underlying Funds.  In the following section, the types of investments described and their related risks apply to both the Funds and the Underlying Funds.  For purposes of this section, the term “Fund” should be read to mean the Funds and the Underlying Funds.

Unless otherwise noted in the Prospectus or this SAI or subject to a limitation under the 1940 Act and its related regulations, the investments listed below are not subject to a specific percentage limitation so long as they are made in a manner consistent with a Fund’s principal investment strategies.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund, other than the Opportunistic Fixed Income Fund, will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

The Funds consider investment grade securities to be those rated BBB- or higher by Standard and Poor’s® (“S&P®”), or Baa or higher by Moody’s Investors Service©, Inc.  (“Moody’s”) or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB- by S&P® or Baa by Moody’s) have speculative characteristics, and changes in the economy or other circumstances are more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Opportunistic Fixed Income Fund may invest in high-yield debt securities or “junk bonds,” which are securities rated BB+ or below by S&P® or Ba or below by Moody’s (“lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

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The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade debt securities.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities’ prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

The ratings of S&P®, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see the Appendix.

See Appendix A to this SAI for a description of debt security ratings.

Bank Loans, Loan Participations and Assignments

The Funds may invest in bank loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers.  Senior loans typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently.  The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes.  These loans may not be rated investment grade by the rating agencies.  Although secured loans are secured by collateral of the borrower, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated.  Economic downturns generally lead to higher non-payment and default rates and a senior loan could lose a substantial portion of its value prior to a default.  Some senior loans are subject to the risk that a court could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans, including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower.

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Each Fund’s investments in loans are subject to credit risk.  Indebtedness of borrowers whose creditworthiness is poor involves substantial risks, and may be highly speculative.  The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk.  Most bank loans are not traded on any national securities exchange.  Bank loans generally have less liquidity than investment grade bonds and there may be less public information available about them.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually (but often not limited to) banks.  Each Fund may participate in the primary syndicate for a loan and may purchase loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender.  Each Fund also may acquire a participation interest in another lender’s portion of the loan.  Participation interests involve special types of risk, including liquidity risk and the risks of being a lender.  When investing in a loan participation, a Fund typically will have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself.  Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower.  As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund.  For example, if the loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition, it is possible that a Fund could be held liable as a co-lender.  Loans and other debt instruments that are not in the form of securities may offer less legal protection to the Fund in certain circumstances.

A loan is often administered by a bank or other financial institution that acts as agent for all holders.  The agent administers the terms of the loan, as specified in the loan agreement.  Unless the Fund has direct recourse against the borrower, under the terms of the loan or other indebtedness the Fund may have to rely on the agent to pursue appropriate credit remedies against a borrower.

In addition to investing in senior secured loans, a Fund may invest in other loans, such as second lien loans and other secured loans, as well as unsecured loans.  Second lien loans and other secured loans are subject to the same risks associated with investment in senior loans and lower-rated debt securities.  However, such loans may rank lower in right of payment than senior secured loans, and are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower.  Second lien loans and other secured loans are expected to have greater price volatility than more senior loans and may be less liquid.  There is also a possibility that originators will not be able to sell participations in lower-ranking loans, which would create greater credit risk exposure.  Each of these risks may be increased in the case of unsecured loans, which are not backed by a security interest in any specific collateral.

Funding Agreements

The Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements.  In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account.  The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as the London Interbank Offered Rate (“LIBOR”)).  The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate.  The purchase price paid for a funding agreement becomes part of the general assets of the insurance company.  GICs are considered illiquid securities and will be subject to any limitations on such investments described elsewhere in this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.  Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist.  Investments in GICs are subject to the risks associated with debt instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

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Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the investments purchased with borrowed funds.

Securities Lending

To generate additional income or to earn credits that offset expenses, each Fund may lend its portfolio securities to unaffiliated broker/dealers, financial institutions or other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral, marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the broker-dealer or institution, will be considered in making decisions with respect to the lending of securities subject to review by the Board.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in cash or high quality, short-term debt obligations, such as securities of the U.S. government, its agencies or instrumentalities, irrevocable letters of credit issued by a bank that meets the investment standards stated below under “Temporary Investments,” bank guarantees or money market mutual funds or any combination thereof.

Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.  There also may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Advisor, sub-advisors and/or third-party pricing services will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act under procedures adopted by the Board.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933, as amended (the “Securities Act”)), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board.

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Private Placements

Each Fund may invest in securities that are purchased in private placements, which are subject to restrictions on resale as a matter of contract or under federal securities laws.  Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when the Advisor or respective sub-advisor believes that it is advisable to do so, or may be able to sell the securities only at prices lower than if the securities were more widely held.  At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund’s net asset value.

While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often “restricted securities” that cannot be sold to the public without registration under the Securities Act, the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act) or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements.  Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell the illiquid securities promptly at an acceptable price.  A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration.  In addition, market quotations are typically less readily available for these securities.  The judgment of the Advisor or sub-advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities.

Generally, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and when other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act.  A Fund may be deemed to be an underwriter for purposes of the 1933 Act when selling restricted securities to the public.  As such, a Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

Foreign Securities

Each Fund’s investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.

The Funds may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Investments in these types of securities, as well as securities of foreign issuers, involve certain risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors.  The economies of foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Actions by these governments could include imposing restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

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Currency Fluctuations.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund.  Such changes will also affect a Fund’s investments in depositary receipts.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund’s shareholders.  See the section entitled “Taxes” below.

Emerging Market Countries

The Funds may invest in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or any country included in an “emerging markets” index.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious currency exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Funds invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Foreign Currency Transactions

Although the Funds value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank at which a Fund maintains such an account becomes insolvent, the Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.

The Funds may enter into forward currency contracts.  To the extent required under the 1940 Act or SEC interpretations thereof, when a Fund enters into forward contracts or currency futures, the subadvisor will determine that Fund holdings it believes to be liquid exist in sufficient quantity to at least equal the amounts required for segregation in accordance with pertinent positions of the SEC.  (Any such assets and securities identified as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”).

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

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The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price.  In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract.

Municipal Securities

The Funds may invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They may also be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by, or on behalf of, public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  The Funds may invest in, but such investments are not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

A Fund is not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  If ratings made by Moody’s, S&P®, or Fitch, Inc.© (“Fitch”) change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund’s Prospectus.

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Participation Interests

The financial institutions from which a Fund may purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the Municipal Securities over the negotiated yield at which the participation interests were purchased by the Fund.  By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the Advisor or sub-advisor will consider the following quality factors: a high-quality underlying Municipal Security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Participatory Notes (“participation notes”)

Each Fund may invest in participation notes.  Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange).  Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely.  Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies.  Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based.  These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

Municipal Leases

A Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal charters or the nature of the appropriation for the lease may limit lease obligations.  In particular, lease obligations may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.  Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default.  The participants would only be able to enforce lease payments as they became due.  In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Because municipal leases may be considered illiquid, the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing.  The Advisor or sub-advisor typically considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee’s general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Credit Enhancement

Some of the investments of the Funds may be credit enhanced by a guaranty, letter of credit or insurance.  Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the prices of shares issued by the Fund.  The Funds each may invest in securities that are credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks.  The Funds each typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the financial condition and/or rating of the issuer.

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Variable Rate or Floating Rate Municipal Securities

The Funds each may purchase Municipal Securities with variable or floating interest rates.  Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes.  Many variable or floating rate Municipal Securities are subject to payment of principal on demand by a Fund, usually in not more than seven days.  If a variable or floating rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days, and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid.  As such, a Fund’s investment limitation that it will not invest more than 15% of its net assets in illiquid securities may be implicated.  All variable or floating rate Municipal Securities will meet the respective Fund’s quality standards.

Variable and floating interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income obligations.  Many Municipal Securities with variable or floating interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the demand of each Fund.  The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities

The Funds each may invest in auction rate Municipal Securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals.  The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds

The Funds may each invest in industrial development bonds, a type of Municipal Security.  Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities.  Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the privately or publicly owned entities to locate within their communities.  Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities.  These bonds will be considered Municipal Securities eligible for purchase by a Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax.  Each Fund may invest in industrial development bonds (including pollution control revenue bonds) so long as they are not from the same facility or similar types of facilities or projects.

Municipal Securities Risks

Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

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Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance

Certain Municipal Securities may be covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured Municipal Securities are either covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (“Issuer-Obtained Insurance”), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the “Policies”).

A Fund will require or obtain municipal bond insurance when purchasing Municipal Securities that would not otherwise meet the Fund’s quality standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific Municipal Securities if, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities.  The Advisor anticipates that each Fund may have investments in insured Municipal Securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the Municipal Securities are outstanding and their respective insurers remain in business.  If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

A Fund may purchase two types of Policies issued by municipal bond insurers.  One type of Policy covers certain Municipal Securities only during the period in which they are in a Fund’s portfolio.  In the event that a Municipal Security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing at the time of sale.  The other type of Policy covers Municipal Securities not only while they remain in the Fund’s portfolio, but also until their final maturity, even if they are sold out of the Fund’s portfolio.  This type of Policy allows the securities to have coverage that benefits all subsequent holders of those Municipal Securities.  A Fund will obtain insurance covering Municipal Securities until final maturity even after they are sold out of the Fund’s portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities.  Net proceeds are calculated after deducting the cost of the permanent insurance and related fees.  Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the Municipal Securities were sold without insurance.  Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund may purchase Policies from any municipal bond insurer that is rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”).  Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims.  The claims must be equal to the payment of principal and interest on those Municipal Securities the Policy insures.  The Policies will have the same general characteristics and features.  A Municipal Security will be eligible for coverage if it meets certain requirements set forth in a Policy.  In the event interest or principal on an insured Municipal Security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.  The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

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Zero-Coupon, Delayed Interest and Capital Appreciation Securities

A Fund may invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, the liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Structured Notes

Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference investment; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, a Fund will maintain Segregated Assets in accordance with pertinent SEC guidelines to cover its obligations with respect to such instruments.

Derivatives

Each Fund may invest in derivative instruments and stock index futures, which are described in greater detail below.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.

All of the Funds may invest in options that are listed on exchanges or traded over the counter.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close such options positions, which may have an adverse impact on a Fund’s investments in such options.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its limit on investments in illiquid securities.

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Call Options

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of an investment at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the investment to the holder of the call option at the exercise price during the exercise period.  The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the investment, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options

The Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase an investment at the exercise price during the exercise period.  Instead of exercising the option and purchasing the investment, a Fund may choose to allow the option to expire or enter into a “closing sale transaction” with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Fund.  A Fund may purchase call options on investments that it intends to buy in order to limit the risk of a substantial change in the market price of the investment.  A Fund may also purchase call options on investments held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying investments acquired through the exercise of such options.  Further, unless the price of the underlying investment changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options

The Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, a Fund will only write “covered call options.”  A call option is “covered” when the Fund either holds the security that is the subject of the option or possesses the option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

A Fund may write a call option that is not “covered” according to the description provided above, however, the Fund will maintain Segregated Assets in accordance with pertinent SEC guidelines.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

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A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the writer of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Funds may both purchase and write put options.

Purchasing Put Options

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

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For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund’s sub-advisor wants to buy the underlying security for the Fund’s portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Options on Foreign Currencies

The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized, as described in the Prospectus.  In addition, options on foreign currencies may be used to hedge against adverse changes in foreign currency conversion rates.  For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant.  In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency.  If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.  As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.  In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses on transactions in foreign currency options that would require a Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Funds also may write options on foreign currencies.  For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency.  If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received.  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium.  If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium.  Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

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Over-The-Counter (“OTC”) Options

The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  A Fund will treat OTC options and “cover” assets as illiquid securities for the purposes of the Fund’s limitation on investments in illiquid securities.

Options on Indices

The Funds may invest in options on indices.  Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor’s or sub-advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

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If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Index Warrants

The Funds may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified indices (“index warrants”).  Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.  In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index.  The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index.  If a Fund were not to exercise an index warrant prior to its expiration, a Fund would lose the amount of the purchase price it paid for the warrant.  A Fund will normally use index warrants in a manner similar to its use of options on indices.

Futures Contracts

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and/or sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

To the extent a Fund enters into a stock index futures contract, it will maintain Segregated Assets in accordance with pertinent SEC positions.

The Funds also may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices.  The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.  The Funds may purchase or sell currency futures contracts.

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Risks Associated With Futures

Stock index futures are derivative instruments that are subject to a number of risks.  Purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor’s or sub-advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s or sub-advisor’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits, referred to as “speculative position limits,” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

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When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities.  A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

REITs

The Funds may invest in REITs.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code (the “Code”).  A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.  Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT.  A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations in addition to the fact that a mortgage REIT that is in its liquidation stage may return capital to investors when it is disadvantageous to do so.  REITs are dependent upon the skills of their managers and are not diversified.  REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers.  REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.  In addition, REITS are subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks, including prepayment risk.  When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.  If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates.  This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in a Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes.  In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

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Short Sales

Each Fund has the ability to make short sales.  Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund (other than the Opportunistic Fixed Income Fund) does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund.  A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position.  A Fund receives the net proceeds from the short sale.

Mortgage-Backed Securities

The Funds may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Funds may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities (“Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association (“GNMA”), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

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Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”)

The Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or the Federal National Mortgage Association (‘‘FNMA” or “Fannie Mae®”) and their income streams.  Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third-party trustee as security for the Bonds.  Principal and interest payments from the Collateral are used to pay principal on the Bonds in a specified order (e.g., first A, then B, then C, then Z).  The A, B and C Bonds all bear current interest.  Interest on the Z Bond is accrued and added to principal and a like amount is paid as principal on the A, B, or C Bond currently being paid off.  When the A, B and C Bonds are paid in full, interest and principal on the Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies.  However, the risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on regular interest in CMOs and REMICs using the “catch-up” method, with an aggregate prepayment assumption.

Asset-Backed Securities

The Funds may purchase debt obligations known as “asset-backed securities.”  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued.  The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

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The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

The Funds may also gain exposure to asset-backed securities through entering into credit default swaps or other derivative instruments related to asset-backed securities.  For example, a Fund may enter into credit default swaps on ABX, which are indexes made up of tranches of asset-backed securities, each with different credit ratings.  Utilizing ABX, a Fund can either gain synthetic risk exposure to a portfolio of such securities by “selling protection” or take a short position by “buying protection.” The protection buyer pays a monthly premium to the protection seller, and the seller agrees to cover any principal losses and interest shortfalls of the referenced underlying asset-backed securities.  Credit default swaps and other derivative instruments related to asset-backed securities are subject to the risks associated with asset-backed securities generally, as well as the risks of derivative transactions.  See the section “Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars” below.

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Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars.  The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions.”  The Fund may enter into swap transactions for hedging purposes or to seek to increase total return.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest.  The notional principal amount, however, is tied to a reference pool or pools of mortgages.  Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security.  Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events.  Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component.  A swaption is an option to enter into a swap agreement.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.  An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

A great deal of flexibility is possible in the way swap transactions are structured.  However, generally the Core Fixed Income Fund will enter into interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  Interest rate and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make.  If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency.  Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.  To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements.  The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security.  These types of pools are may be used by a Fund to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities.  They also may be used by a Fund to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market.  To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities.  See the section “Foreign Securities” above.  In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund.  Interests in privately offered investment pools of swaps may be considered illiquid.

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Contracts for Differences

The Funds may enter into contracts for differences.  Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities.  For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket.  The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage.  A Fund may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences.  A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

Hybrid Instruments

A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of a currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level.  Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the net asset value of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Synthetic Securities

Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities that approximate desired risk and return profiles.  This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes).  A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security that approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics.  The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

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Loan Based Derivatives

The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps.  For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally weighted underlying single-name loan-only credit default swaps (“LCDS”).  Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market.  A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty).  While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks, such as those discussed below, that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.

Exchange-Traded Funds

The Funds may invest in shares of ETFs.  An ETF is an investment company and typically is registered under the 1940 Act.  Most ETFs hold a portfolio of investments designed to track the performance of a particular index; however, certain ETFs utilize active management of their investment portfolios.  An ETF sells and redeems its shares at net asset value in large blocks (typically 50,000 of its shares or more) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on one or more national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.  Some ETFs are non-registered investment companies that invest directly in securities, commodities or other assets (such as precious metals).

Investments in an ETF involve certain risks generally associated with investments in a broadly based portfolio of securities, including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument.  In addition, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain investments in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of investments held.  ETFs that invest in other assets, such as commodities, are subject to the risks associated with directly investing in those assets.

Because ETFs and pools that issue similar instruments bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions.  The Advisor may consider the expenses associated with an investment in determining whether to invest in an ETF.  See the section “Investment Companies” below for information about investments in investment companies generally.

Investment Companies

The Funds may invest in other investment companies, including ETFs as discussed above.  Investment companies are essentially pools of securities.  Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company’s portfolio.  As an investor in another investment company, a Fund will bear its ratable share of the investment company’s expenses, including advisory fees, and a Fund’s shareholders will bear such expenses indirectly, in addition to similar fees and expenses of a Fund.  Despite the possibility of greater fees and expenses, the Advisor will invest if it believes investment in other investment companies provides attractive return opportunities.  In addition, it may be more efficient for a Fund to gain exposure to particular market segments by investing in shares of one or more investment companies.

Investments in Banks

The Funds may invest in certificates of deposit (certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time), time deposits (non-negotiable deposits maintained in a bank for a specified period of time up to seven days at a stated interest rate), bankers’ acceptances (credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer) and other securities and instruments issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks.

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A Fund also may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations).

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions, such as exchange controls, may be adopted, which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in securing or enforcing a judgment against a foreign issuer, and (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers.  In addition, foreign banks are not subject to examination by U.S. government agencies or instrumentalities.

Warrants

Each of the Funds has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.  Under normal circumstances, no more than 5% of each Fund’s net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by a Fund in units or attached to securities are not subject to these limits.

Step-Coupon Securities

Each Fund may invest in step-coupon securities.  Step-coupon securities trade at a discount from their face value and pay coupon interest.  The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter.  Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality.  Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATs”)) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

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Supranational Entities

The Funds may invest in obligations of supranational entities.  A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations.  Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank.  Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support.  Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above in the section “Foreign Currency Transactions.”

Trust Preferred Securities

The Funds may also purchase trust preferred securities, which have characteristics of both subordinated debt and preferred stock.  Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of a corporate parent.  These securities generally have a final stated maturity date and a fixed schedule for periodic payments.  In addition, these securities have provisions that afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer.  The issuers of these securities often have the right to defer interest payments for a period of time.

Holders of trust preferred securities have limited voting rights to control the activities of the trust, and no voting rights with respect to the parent company.  The market value of trust preferred securities may be more volatile than those of conventional debt securities.  Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act or otherwise subject to restrictions on resale.  There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings.  If the parent company defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities.

Inflation-Linked and Inflation-Indexed Securities

The Funds may invest in inflation-linked bonds.  The principal amount of these bonds increases with increases in the price index used as a reference value for the bonds.  In addition, the amounts payable as coupon interest payments increase when the price index increases because the interest amount is calculated by multiplying the principal amount (as adjusted) by a fixed coupon rate.

Although inflation-indexed securities protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value.  The values of inflation-linked securities generally fluctuate in response to changes to real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  If inflation were to rise at a rate faster than nominal interest rates, real interest rates might decline, leading to an increase in value of the inflation-linked securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-linked securities.  If inflation is lower than expected during a period a Fund holds inflation-linked securities, a Fund may earn less on such bonds than on a conventional bond.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-linked securities may not be protected to the extent that the increase is not reflected in the price index used as a reference for the securities.  There can be no assurance that the price index used for an inflation-linked security will accurately measure the real rate of inflation in the prices of goods and services.  Inflation-linked and inflation-indexed securities include Treasury Inflation-Protected Securities issued by the U.S. government (see the section “U.S. Government Obligations” below for additional information), but also may include securities issued by state, local and non-U.S. governments and corporations and supranational entities.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls.  A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes.  A Fund will designate on its records or segregate with its custodian bank assets determined to be liquid in an amount sufficient to meet its obligations under the transactions. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions.  A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market.  Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security.  There is no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

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Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes.  Variable amount master demand notes are unsecured demand notes that permit the investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who have been rated in the highest short-term rating category by nationally recognized statistical rating organizations, or which have been determined by the Advisor to be of comparable quality.  The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula.  Although currently there is no established secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business days or seven calendar days.

Variable and Floating Rate Instruments

The Funds may purchase variable- and floating-rate instruments (including bank loans, which are discussed in the section “Bank Loans, Loan Participations and Assignments” above).  These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.  These instruments may also include leveraged inverse floating-rate debt instruments, or “inverse floaters.” The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related.  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest, and is subject to many of the same risks as derivatives.  The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.  Certain of these investments may be illiquid.  The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor or sub-advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

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U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills, which mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae®, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk.  Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, Fannie Mae®, and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or “Freddie Mac®”).  Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government.  The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations.  In addition, the U.S. government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations.  However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Temporary Investments

Under normal circumstances, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objective(s) are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, as well as investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, each Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

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Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody’s or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund, as previously described.

Disclosure of Portfolio Holdings

The Board has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com, subject to a month’s lag, on approximately the first business day following the calendar month end.  The Trust’s Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.  In addition to the service providers listed in this SAI, the specific entities to whom the Funds may provide portfolio holdings in advance of their release to the general public are: Abel/Noser and Russell Implementation Services.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor will, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board.  The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Funds’ shareholders and are subject to the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.  The Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

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Name, Address* and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Trustees
David M. Dunford Year of Birth: 1949 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523- 3967	Independent Trustee	Indefinite term since 2011	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	19	Trustee, Genworth Variable Insurance Trust (2008 – Present); Director, New England Bancorp (2006- present)
Paul S. Feinberg Year of Birth: 1942 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523- 3967	Independent Trustee	Indefinite term since 2011	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005) and President, CitiStreet Funds, Inc. (2000-2005).	19	Trustee, Genworth Variable Insurance Trust (2008 – Present); Director, Blue Fund Group (2006 – 2008).
John A. Fibiger Year of Birth: 1932 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523- 3967	Independent Trustee	Indefinite term since 2011	Retired.	20
Trustee, Genworth
Variable Insurance
Trust (2008 –
Present); Trustee,
Genworth Financial
Asset Management
Funds (“GFAM”);
Director, Fidelity
Life Association
(life insurance
company); Director, Members Mutual
Holding Co. (2008-
Present); Member,
Executive
Committee, Austin Symphony
Orchestra Board of Directors; Life
Trustee, Museum of Science, Boston, Massachusetts.

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Name, Address* and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Gurinder S. Ahluwalia* Year of Birth: 1965 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523- 3967	Interested Trustee	Indefinite term since 2011	President and CEO of Genworth Financial Wealth Management (“GFWM”) (2009 – Present); Co-Chairman, GFWM (2008 – 2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006 – 2008); President, CEO, GFAM (2004 – 2008); President and Chairman, Genworth Financial Asset Management Inc. (2004-2008).	20
Trustee, Genworth
Variable Insurance
Trust (2008 –
Present); Trustee,
GFAM; Centurion
Capital Group Inc.; Centurion Financial Advisers Inc.;
Genworth Financial
Trust Company;
GFWM, formerly AssetMark
Investment
Services, Inc., and
Genworth Financial
Asset Management,
Inc.

Name, Address* and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Officers of the Trust**
Carrie E. Hansen Year of Birth: 1970 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	President	1-Year term since January 2011
President, GPS Funds I (2007 to present) and
GPS Funds II (2011 to present); President, GFAM
and Genworth Variable Insurance Trust (“GVIT”)
(2008 to present); Senior Vice President and  Chief
Operations Officer, GFWM (2008 to present);
Chairman, Genworth Financial Trust Company
(2008 to present); Senior Vice President and
Managing Director, GPS Funds I (2007 to 2008);
Treasurer and Chief Compliance Officer, GFAM
(2007 to 2008); Chief Compliance Officer, GPS
Funds I (2005 to 2008); Treasurer, GPS Funds I
(2001 to 2008); Senior Vice President, Chief
Financial Officer and Chief Compliance Officer,
GFWM, formerly AssetMark Investment Services,
Inc. (2004 to 2007).

Deborah Djeu Year of Birth: 1962 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Vice President, Chief Compliance Officer and AML Compliance Officer	1-Year term since January 2011
Vice President, Chief Compliance Officer, AML
Compliance Officer, GPS Funds I (2008 to Present),
GPS Funds II (2011 to Present) and GFAM (2008 to
Present); Deputy Chief Compliance Officer, GPS
Funds I (2007 to 2008); Compliance Manager,
GE Money   (2006 to 2007); Vice President,
Wells Fargo Investments LLC (2004 to 2006).

Christine Villas-Chernak Year of Birth: 1968 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Deputy Chief Compliance Officer Secretary	1-Year term since January 2011
Deputy Chief Compliance Officer, GPS Funds I
(2009 to Present) and GPS Funds II (2011 to
Present); Secretary, GPS Funds I (2006 to Present),
GPS Funds II (2011 to Present), GFAM (2009 to
2010) and GVIT (2008 to 2010); Senior
Compliance Officer, GFWM (2005 to 2009); Fund
Administration & Compliance Manager, GFWM
(2004 to 2005); Fund Administration &
Compliance Specialist, GFWM (2002 to 2004).

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Name, Address* and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Robert J. Bannon Year of Birth: 1957 c/o Genworth Financial Wealth Management, Inc. 16501 Ventura Boulevard Suite 201 Encino, CA 91436	Vice President and Chief Risk Officer	1-Year term since January 2011
Vice President and Chief Risk Officer,
GPS Funds I (2010 to Present), GPS Funds II
(2011 to Present) and GFAM (2010 to Present);
 Senior Vice President and Chief Risk Officer,
GFWM (2007 to Present); Senior Vice President
and Chief Investment Officer, Bank of the West,
formerly Sanwa Bank California (2000 to 2005).

Starr E. Frohlich Year of Birth: 1972 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Suite 600 Pleasant Hill, CA 94523-3967	Vice President and Treasurer	1-Year term since January 2011
Vice President and Treasurer, GPS Funds I
(2010 to Present), GPS Funds II (2011 to
Present) and GFAM (2010 to Present);
Director of Fund Administration, GFWM
(2010 to Present); Vice President, U.S. Bancorp
Fund Services, LLC (1997 to 2010).

*	Mr. Ahluwalia is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of GFWM or certain of its affiliates.
**	Each Officer of the Trust serves at the pleasure of the Board.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Advisor and sub-advisors (where applicable), administrator, transfer agent, distributor and custodian.  The Trustees are responsible for approving the terms of the contracts between these service providers and the Funds, and exercising general service provider oversight.

Leadership Structure and the Board of Trustees.  The Board is currently composed of four Trustees, including three Trustees who are not “interested persons” of any Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”).  The other Trustee is affiliated with the Advisor.

The Board has appointed Mr. Ahluwalia to serve in the role of Chairman.  Mr. Ahluwalia is the President and CEO of the Advisor.  The Independent Trustees have designated Mr. Fibiger as the Lead Independent Trustee.  The Lead Independent Trustee participates in the preparation of agendas for the Board meetings.  The Lead Independent Trustee also acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.  The Board has determined that the Board’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  The Board’s leadership structure permits important roles for the President and CEO of the Advisor, who serves as Chairman of the Trust and oversees the Advisor’s day-to-day management of the Funds.  The Chairman acts as a liaison between meetings with the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees.  The Board’s leadership structure also promotes the participation of the other Independent Trustees.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

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Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds.  The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, the Advisor and the sub-advisors; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with the Trust’s risk management personnel to discuss risks related to the Funds’ investments.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board.  The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Fibiger is the Chairman of the Audit Committee.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; and (3) coordinating the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  Mr. Feinberg is the Chairman of the Nominating and Governance Committee.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.

Trustees’ Qualifications and Experience.  The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee.  The charter of the Nominating and Governance Committee also does not set forth any specific qualifications.  As noted above, a majority of the Board are Independent Trustees.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Each Trustee’s ability to perform his duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

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David M. Dunford.  Mr. Dunford has served as a Trustee of the Trust since 2011.  He also serves as trustee of other mutual funds managed by the Advisor.  Mr. Dunford has more than 30 years of investment experience in the insurance and investment management industries, including serving as chief investment officer.  Mr. Dunford also serves on the board of a bank and in public office.

Paul S. Feinberg.  Mr. Feinberg has served as a Trustee of the Trust since 2011.  He serves as the current Chairman of the Nominating and Governance Committee.  He also serves as trustee of other mutual funds managed by the Advisor.  Mr. Feinberg has more than 30 years of experience in leadership and legal positions in the insurance and investment management industries, including serving as executive vice president and general counsel of a financial services company providing services to the retirement plan marketplace.  Mr. Feinberg also served as president of a mutual fund group.

John A. Fibiger.  Mr. Fibiger has served as a Trustee of the Trust since 2011.  He serves as the current Chairman of the Audit Committee and the Lead Independent Trustee.  He also serves as trustee of other mutual funds managed by the Advisor.  Mr. Fibiger has more than 40 years of experience in the insurance industry, including senior management experience and financial and actuarial experience.

Gurinder S. Ahluwalia.  Mr. Ahluwalia has served as a Trustee and Chairman of the Trust since 2011.  He is President and CEO of the Advisor.  He also serves as trustee of other mutual funds managed by the Advisor.

Compensation

For their service as Trustees of the Trust and other Trusts advised by the Advisor, the Independent Trustees receive an annual retainer fee of $55,000 per year and are compensated for attendance at meetings of Board as follows:  $3,500 for each quarterly Board meeting and associated Committee meetings (attended in person or by phone), $2,500 for each special Board or Committee meeting attended in person and $1,000 for each special Board or Committee meeting attended by phone.  Additionally, each Independent Trustee may be reimbursed for reasonable expenses incurred in connection with Trust business.  The Compensation Table below sets forth the estimated total compensation expected to be paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ending March 31, 2012.  The fees will be allocated proportionally among the Trust and other related fund groups.  Interested Trustees and Trust officers receive no compensation from the Trust for their service in such capacities.  The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FOR THE COMPLEX(2)

Gurinder S. Ahluwalia(1)	None	None	None	None
David M. Dunford	$21,789	None	None	$69,000
Paul S. Feinberg	$21,789	None	None	$69,000
John A. Fibiger	$21,789	None	None	$86,000

(1)	Mr. Ahluwalia is considered to be an interested person, as defined in Section 2(a)(19) of the 1940 Act, of the Trust due to his position with the Advisor.

(2)
The GFWM Mutual Funds complex consists of the Trust, which currently consists of 6 funds, the GPS Funds I, which currently consist of 7 funds, Genworth Variable Insurance Trust, which currently consists of 13 funds, and GFAM, which currently consists of one fund.  In addition to the Trust, each Independent Trustee receives compensation for services performed as a trustee for Genworth Variable Insurance Trust.  Mr. Fibiger also receives compensation for services performed as a trustee for GFAM.

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Board Interest in the Funds
Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds as of December 31, 2010 (1) (2)

Name of Fund	Gurinder Ahluwalia, Interested Trustee	David Dunford, Independent Trustee	Paul Feinberg, Independent Trustee	John Fibiger, Independent Trustee

GuidePathSM Strategic Asset Allocation Fund	None	None	None	None

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund	None	None	None	None

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund	None	None	None	None

GuidePathSM Absolute Return Asset Allocation Fund	None	None	None	None

GuideMarkSM Global Real Return Fund	None	None	None	None

GuideMarkSM Opportunistic Fixed Income Fund	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	None	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2)	None of the Funds’ shares were issued as of December 31, 2010.

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.  As of June 30, 2011, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds.

The following table provides the name, address, and number of shares of each class owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of June 30, 2011.  As of the date of this SAI, no Institutional Shares had been issued for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund or the GuidePathSM Absolute Return Asset Allocation Fund.

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Principal Holders and Control Persons of the GuidePathSM Strategic Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	1,380,093	69.03%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	514,495	25.73%	Record

Principal Holders and Control Persons of the GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	1,365,099	69.03%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	508,708	25.72%	Record

Principal Holders and Control Persons of the GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	1,519,468	68.72%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	578,182	26.15%	Record

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Principal Holders and Control Persons of the GuidePathSM Absolute Return Asset Allocation Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	2,044,560	68.22%	Record
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	805,582	26.88%	Record

Principal Holders and Control Persons of the GuideMarkSM Global Real Return Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	6,670,858	46.12%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	4,459,250	30.83%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	2,843,483	19.66%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Strategic Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	92,594	69.05%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	41,511	30.95%	Record

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Principal Holders and Control Persons of the GuideMarkSM Opportunistic Fixed Income Fund

Service Shares

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC Attn: Mutual Funds PO Box 2052 Jersey City, NJ 07303-2052	8,708,974	38.98%	Record
Genworth Financial Trust Company FBO GFWM and its clients 3200 North Central Avenue Phoenix, AZ 85012	7,399,284	33.12%	Record
TD Ameritrade Inc. FBO its clients PO Box 2226 Omaha, NE 68103	5,567,408	24.92%	Record

Institutional Shares

Name and Address	Shares	% Ownership	Type of Ownership
U.S. Bank FBO GuidePathSM Absolute Return Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	404,281	57.52%	Record
U.S. Bank FBO GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	158,270	22.52%	Record
U.S. Bank FBO GuidePathSM Tactical ConstrainedSM Asset Allocation Fund PO Box 1787 Milwaukee, WI 53201-1787	140,243	19.96%	Record

Investment Advisor and Sub-Advisors

The Advisor, a California corporation, serves as the investment advisor to the Funds.  The Advisor is registered as an investment advisor with the SEC.  The Advisor advised and administered in excess of $20.5 billion in investor assets as of June 30, 2011, including mutual funds, variable annuities, ETFs and privately managed accounts.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company.  Genworth, headquartered in Richmond, Virginia, is a leading Fortune 500 insurance holding company with more than $100 billion in assets that is dedicated to helping people secure their financial lives, families and futures.

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With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board, a number of sub-advisors are responsible for the day-to-day investment management of the Funds.

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.

The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Funds and the other accounts of a sub-advisor.  In addition to the conflicts identified by the sub-advisors, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Funds and the sub-advisors’ other accounts.  As of the date of this SAI, none of the portfolio managers owned shares in any of the Funds.

Franklin Advisers, Inc. (“Franklin”)
Franklin is a wholly owned subsidiary of Franklin Resources, Inc. (“Resources”), a publicly owned company engaged in the financial services industry through its subsidiaries.  Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

Other Accounts Managed

The team responsible for managing Franklin’s allocated portion of the Opportunistic Fixed Income Fund’s portfolio consists of Dr. Michael Hasenstab, Ph.D. and Canyon Chan.  In addition to the Opportunistic Fixed Income Fund, the team also managed the following accounts as of March 31, 2011:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Michael Hasenstab
Registered Investment Companies	16	$62 billion	0	$0
Other Pooled Investment Vehicles	24	$72 billion	0	$0
Other Accounts	15	$2.5 billion	0	$0

Canyon Chan
Registered Investment Companies	6	$1.6 billion	0	$0
Other Pooled Investment Vehicles	3	$771 million	0	$0
Other Accounts	12	$2.5 billion	0	$0

Portfolio Manager Compensation

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.  Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.  Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines.  Portfolio managers are provided no financial incentive to favor one fund or account over another.  Each portfolio manager’s compensation consists of the following three elements:

Base salary   Each portfolio manager is paid a base salary.

Annual bonus   Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders.  Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%).  The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the manager.  The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders.  The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines.  The following factors are generally used in determining bonuses under the plan:

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•
Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team.  The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•
Non-investment performance. The more qualitative contributions of the portfolio manager to the manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation   Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock.  Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Description of Potential Material Conflicts of Interest

The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.  Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts.  The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest.  A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

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The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

As of March 31, 2011, the portfolio managers did not own any shares in the Fund, as the Fund did not commence investment operations until after the fiscal year ended March 31, 2011.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Loomis Sayles is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”).  Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”).  Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.

Other Accounts Managed

The team responsible for managing Loomis Sayles’ allocated portion of the Opportunistic Fixed Income Fund’s portfolio consists of Matthew J. Eagan, Kevin Kearns and Todd P. Vandam.  In addition to the Opportunistic Fixed Income Fund, the team also managed the following accounts as of March 31, 2011:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Matthew J. Eagan
Registered Investment Companies	12	$45.7 billion	0	$0
Other Pooled Investment Vehicles	15	$5.0 billion	0	$0
Other Accounts	54	$4.9 billion	1	$342 million

Kevin Kearns
Registered Investment Companies	2	$413 million	0	$0
Other Pooled Investment Vehicles	6	$4.1 billion	0	$0
Other Accounts	27	$3.4 billion	1	$342 million

Todd P. Vandam
Registered Investment Companies	1	$248 million	0	$0
Other Pooled Investment Vehicles	1	$26 million	0	$0
Other Accounts	16	$3.6 million	0	$0

Portfolio Manager Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients.  Portfolio manager compensation is made up primarily of three main components: base salary, variable compensation and a long-term incentive program.  Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers.  Loomis Sayles also offers a profit sharing plan.

Base salary is a fixed amount based on a combination of factors, including industry experience, firm experience, job performance and market considerations.  Variable compensation is an incentive-based component and generally represents a significant multiple of base salary.  Variable compensation is based on four factors: investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment.  Investment performance is the primary component of total variable compensation and generally represents at least 60% of the total.  The other three factors are used to determine the remainder of variable compensation, subject to the discretion of Loomis Sayles’ Chief Investment Officer (“CIO”) and senior management.  The CIO and Loomis Sayles senior management evaluate these other factors annually.

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While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group.  The customized peer group is created by the firm and is made up of institutional managers in the particular investment style.  A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance.  To ensure consistency, the firm’s calculation incorporates relative performance of the manager’s three year return over the last 20 quarters.  If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent.  These plans supplement existing compensation.  The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;
•	upon retirement a participant will receive a multi-year payout for his or her vested units;
•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan also is similarly constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles.  In this plan, there is no post-retirement payments or non-compete covenants.

Loomis Sayles’ senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.  The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen.  Loomis Sayles’ management has full discretion on what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount).  The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003.  The defined benefit is based on years of service and base compensation (up to a maximum amount).

Messrs. Kearns and Eagan also serve as portfolio managers to certain private investment funds managed by Loomis Sayles, and may receive additional compensation based on their investment activities for each of those funds.

Description of Potential Material Conflicts of Interest

The fact that a portfolio manager manages a mutual fund as well as other accounts creates the potential for conflicts of interest.  A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies.  Such favorable treatment could lead to more favorable investment opportunities for some accounts.   Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s specific investment objectives, guidelines, restrictions and circumstances and other relevant factors, such as the size of an available investment opportunity, the availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time.  In addition, Loomis Sayles maintains trade allocation and aggregation policies and procedures to address this potential conflict.

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As of March 31, 2011, the portfolio managers did not own any shares in the Fund, as the Fund did not commence investment operations until after the fiscal year ended March 31, 2011.

SSgA Funds Management, Inc. (“SSgA FM”)
SSgA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.

Other Accounts Managed

The Global Real Return Fund is managed by the Multi-Asset Class Solutions (MACS) team.  Portfolio Managers Robert Guiliano and Christopher Goolgasian have joint and primary responsibility for the day-to-day management of the Fund.  In addition to the Global Real Return Fund, the team also managed the following accounts as of March 31, 2011:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	6	$3.3 billion	0	$0
Other Pooled Investment Vehicles	3	$380 million	0	$0
Other Accounts	326	$79.2 billion	1	$420 million

Portfolio Manager Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors.  The first factor considered is external market.  Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles.  This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates.  The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  Further note that the employee’s manager, in conjunction with the senior management of the employee’s business unit, would be responsible for individual compensation decisions.  These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Description of Potential Material Conflicts of Interest

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund.  Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities.  SSgA FM has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment.  The portfolio managers may also manage accounts whose objectives and policies differ from that of the Fund.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a fund maintained its position in that security.

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A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities.  This conflict may be heightened if an account is subject to a performance-based fee.  Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts.  His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.  SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

As of March 31, 2011, the portfolio managers did not own any shares in the Fund, as the Fund did not commence investment operations until after the fiscal year ended March 31, 2011.

Genworth Financial Wealth Management, Inc. (“GFWM”)

Other Accounts Managed

Michael Abelson and Zoë Brunson are primarily responsible for managing the Strategic Asset Allocation Fund, Tactical ConstrainedSM Asset Allocation Fund, Tactical UnconstrainedSM Asset Allocation Fund and Absolute Return Asset Allocation Fund.  As of March 31, 2011, Mr. Abelson and Ms. Brunson did not manage any accounts other than the Funds listed above.

Portfolio Manager Compensation

The portfolio managers received their compensation from GFWM in the form of salary, bonus, stock options, and restricted stock.  A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s ability to remain compliant with investment management guidelines and regulatory issues, and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism.  In evaluating investment performance, GFWM generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups, emphasizing the portfolio manager’s overall performance.  GFWM also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable.  For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by GFWM and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and GFWM’s profitability for the year, which is largely determined by assets under management.  Part of the bonus is based on a qualitative assessment of an individual’s contribution to the management of the fund in addition to compliance with investment guidelines and regulatory mandates.

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Description of Potential Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

•      Time and attention.  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.

•      Limited investment opportunities.  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.

•      Brokerage allocation.  With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each order, consistent with their duty to seek best execution of the transaction.   However, with respect to certain other accounts (such as mutual funds for which a sub-advisor or an affiliate of a sub-advisor acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•      Pursuit of differing strategies.  At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.   Moreover, there may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

•      Variation in compensation.  The appearance of a conflict of interest may arise where a portfolio manager has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

•      Personal investments.   Potential conflicts of interest also may arise in the event that a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts or when a portfolio manager personally owns or trades in a security that is owned or considered for purchase or sale by a client.

•      Investments of the Advisor or affiliated entities.  The substantial investment of the assets of the Advisor or an affiliated entity in certain securities or mutual funds may lead to conflicts of interest.  For example, the Advisor’s or an affiliated entity’s profit margin may vary depending upon the Underlying Fund in which a Fund of Funds invests.

•      Sharing of information among accounts.  The Advisor and its affiliates and other related entities also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the portfolio managers, even though it might be beneficial information for the Fund.  This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

•      Soft dollar benefits.  Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts.  This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by the Fund.

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•      Investment limitations arising from the activities of affiliated entities.   Regulatory restrictions applicable to the Advisor or its affiliates may limit a Fund’s investment activities in various ways.  For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers.  At certain times, the Advisor or its affiliates also may be restricted in the securities that can be bought or sold for a Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the Advisor or its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of the Advisor or its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

•      Non-advisory relationships of a sub-advisor and its affiliates.  The lending, investment banking and other relationships that a sub-advisor and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest.  The purchase, holding and sale of certain securities by the Funds may enhance the profitability and the business interests of the Advisor and/or its affiliates.  In addition, to the extent permitted by applicable law and a Fund’s individual investment objectives and restrictions, a Fund may be permitted to enter into transactions and invest in futures, securities, currencies, swaps, options, forward contracts or other instruments in which the Advisor (or a related entity) acting as principal or on a proprietary basis for its customers, serves as the counterparty.  The Funds may also be permitted to enter into cross transactions in which the Advisor (or a related entity) acts on behalf of the Fund and for the other party to the transaction.  In such situations, the Advisor or related entity may have a potentially conflicting division of responsibilities to both parties to a cross transaction.  In addition, subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which entities that are affiliated with a Fund sub-advisor may have an interest that potentially conflicts with the interests of the Fund.

A portfolio manager may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.  The Advisor has adopted certain compliance procedures which are designed to prevent and address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

As of March 31, 2011, the portfolio managers did not own any shares in the Funds, as the Funds did not commence investment operations until after the fiscal year ended March 31, 2011.

Distribution and Shareholder Servicing

Distributor

Capital Brokerage Corporation (“Distributor”), an affiliate of the Advisor, located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds and the Distributor.  The Distribution Agreement has a one-year term and continues on a year-to-year basis provided that the agreement is approved in the manner required by the 1940 Act.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority.  Shares of each Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.  Because the Funds had not commenced operations as of the fiscal year ended March 31, 2011, neither the Funds nor the Advisor have paid any commissions or other compensation to the Distributor as of the most recent fiscal year end.

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Distribution Plan

For Service Shares, the Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board.  The Plan authorizes payments by the Service Shares of the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund’s average daily net assets.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders.  Such activities typically include: services associated with the operation of the Genworth Financial Wealth Management investment platform (the “GFWM Platform”) through which the Funds are primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of  sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to the Plan’s limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee.  It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund’s net assets.

Rule 12b-1 requires that (i) the Board receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Funds had not commenced operations as of the fiscal year ended March 31, 2011, and thus the Funds had not yet paid any amounts pursuant to the Distribution Plan as of the most recent fiscal year end.

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver investment advisory, asset allocation and back office administrative services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation portfolios using open-end mutual funds and other investment vehicles.  The GuideMarkSM and GuidePathSM Funds are included among the many investment solutions made available through the GFWM Platform.  GFWM advised and administered in excess of $20.5 billion in investor assets as of June 30, 2011, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Business Development Allowance Program, qualifying representatives (“Financial Advisors”) of financial advisory firms (“Financial Advisory Firms”) are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice management expenses incurred by the individual Financial Advisor.  These amounts range from $5,000 to $105,000 annually, depending on the amount of the individual Financial Advisor’s client assets managed within the GFWM Platform.  Similarly, GFWM provides opportunities for Financial Advisory Firms participating in the GFWM Platform to receive fee reductions and/or allowances in amounts ranging from a percentage of the value of Account assets of Clients referred to GFWM by Financial Advisors associated with that Firm to a percentage of the value of new assets invested in such Accounts during a certain time period, invested through the Platform, generally between 0.02% to 0.10 % of the amount of client assets invested through the GFWM Platform.  These arrangements are entered into between GFWM and Financial Advisory Firms on an individually negotiated basis.  A financial advisory firm may agree to provide GFWM with introductions to and information concerning its advisory representatives, provide the representatives with information concerning GFWM’s Platform and products, and permit GFWM to participate in broker-dealer meetings and workshops.  Financial Advisors may also receive discounted pricing on affiliate coaching programs.  In addition to the fee reductions and/or allowances granted the financial advisory firm by GFWM, GFWM may agree to provide the financial advisory firm or its Financial Advisors with organizational consulting, education, training and marketing support.

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GFWM may sponsor annual conferences for participating Financial Advisors designed to facilitate and promote the success of the GFWM Platform and its participating financial advisors.  GFWM may offer portfolio strategists, investment managers and investment management firms, who may also be sub-advisors for the GuideMarkSM Funds, the opportunity to contribute to the costs of GFWM’s annual conference and be identified as a sponsor of a portion of the conference.  GFWM also may bear the cost of airfare for certain Financial Advisors to attend GFWM’s annual conference or to conduct due diligence visits to GFWM’s offices.  Financial Advisors may also receive discounted pricing on affiliate coaching programs.  In addition, GFWM may, from time to time, contribute to the costs incurred by participating Financial Advisory Firms in connection with conferences or other client events conducted by Financial Advisory Firms and their Financial Advisors.

With the exception of payments to the Advisor in its capacity as the sponsor of the GFWM Platform as described above, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

The Funds had not commenced operations as of the fiscal year ended March 31, 2011, and thus the Funds had not yet paid any shareholder servicing fees as of the most recent fiscal year end.

Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for “Blue Sky” purposes.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, and calculating the daily net asset value for each Fund from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

Because the Funds had not commenced operations as of the fiscal year ended March 31, 2011, the Funds had not yet paid any amounts to USBFS for administrative services as of the most recent fiscal year end.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (except the Opportunistic Fixed Income Fund), as well as the Funds’ Foreign Custody Manager (“Custodian”), pursuant to a custody agreement between the Custodian and the Trust.  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

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The Bank of New York Mellon (“BNY Mellon”) serves as custodian for the assets of the Opportunistic Fixed Income Fund pursuant to a custody agreement between BNY Mellon and the Trust.  BNY Mellon is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of BNY Mellon’s related out-of-pocket expenses.  BNY Mellon’s address is One Wall Street, New York, NY 10286.

The Advisor provides certain administrative services to the Service Shares of the Funds, pursuant to an Administrative Services Agreement between the Trust and Advisor, for which the Advisor receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds.  The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client investment policy statement for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

Because the Funds had not commenced operations as of the fiscal year ended March 31, 2011, the Funds had not yet paid any amounts to the Advisor for administrative services as of the most recent fiscal year end.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the AML Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

The Board has delegated implementation of certain elements of the Program to each Fund’s omnibus account holders, also known as intermediaries.  Procedures to implement the AML Program include, but are not limited to, a determination that each Fund’s omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders are reporting suspicious and/or fraudulent activity, and the omnibus account holders are performing a complete and thorough review of all new opening accounts.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified in accordance with the AML Program.

Codes of Ethics

The Trust, the Advisor, the Distributor and each sub-advisor have adopted codes of ethics that govern the personal securities transactions of their respective personnel.  Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust), subject to certain conditions.

Proxy Voting Guidelines

The Trust, the Advisor and each sub-advisor have adopted procedures for voting proxies (“Proxy Voting Guidelines”).  Descriptions of such Proxy Voting Guidelines are included in Appendix B to this SAI.  When available, information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 (when available) may be obtained (1) without charge, upon request, by calling 800-352-9910 and (2) on the SEC’s website at http://www.sec.gov.

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Valuation of Shares

Shares of each Fund are sold on a continuous basis at the net asset value (“NAV”) per share next computed following acceptance of an order by the Fund.  Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board.  The Funds are generally open on the same days that the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV per share of a class of a Fund is calculated by adding the value of all assets of the Fund attributable to that share class, deducting all liabilities of the Fund attributable to that share class, and dividing by the number of outstanding shares of that share class of the Fund, the result being adjusted to the nearest cent.  The NAV of a share class of each Fund is determined by subtracting the liabilities of the Fund attributable to that class from the value of its assets attributable to that class (chiefly composed of investment securities).  The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of shares outstanding of that class.  Due to the fact that different expenses are charged to the Institutional and Service shares of the Funds, the NAV of the two classes of a Fund may vary.  The NAV for each Fund-of-Funds is generally based on the NAV of the Underlying Funds.

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the last quoted sale price on each business day (defined as days on which the Funds are open for business (“Business Day”)).  Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ Official Closing Price on each Business Day.  If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service.  The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices.  Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a comparable computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company solely utilizing market values, and existing shareholders in the Fund would experience a lower yield.  The converse would apply during a period of rising interest rates.

Options traded on an exchange are valued at the last reported sale price on the exchange on which the option is traded.  If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board.

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Purchase and Redemption of Shares

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds’ transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur subsequent brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

Genworth and its affiliates that are investors in Service Shares of a Fund have a right to exchange their Service Shares for Institutional Shares of the same Fund because for those entities the distribution and administrative service fees paid for the Services Shares are not warranted in light of the nature of the investor and the lack of sales and administrative activity associated with such investments.

Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Portfolio Transactions

Assets of a Fund are invested by the Advisor and the sub-advisors in a manner consistent with the Fund’s investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund.  When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, request that sub-advisors direct trades to certain brokers that provide favorable commission rates, subject to the sub-advisor’s obligation to obtain best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor or sub-advisors deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Advisor or sub-advisors negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisors generally seek reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

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When consistent with the objectives of best price and execution, portfolio transactions may be placed with broker-dealers who furnish investment research or services to the sub-advisors.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts.  In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

As the Funds had not commenced operations as of the fiscal year ended March 31, 2011, no information about brokerage commissions paid by the Funds, commissions paid for soft-dollar arrangements, or securities held of the regular brokers or dealers (or their parents) as of the most recent fiscal year is provided.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisors, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

As the Funds had not commenced operations as of the fiscal year ended March 31, 2011, no portfolio turnover information for the Funds is provided.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

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This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI.  Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash.  If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.  If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

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If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits.  Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover.  For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate  may result in higher taxes.  This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate.  Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital loss carryovers.  The capital losses of the Fund, if any, do not flow through to shareholders.  Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses.  Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs.  Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period.  An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses.  An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change.  The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund.  Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses.  For taxable years of the Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

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1.	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
2.
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect.  The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed capital gains.  The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%).  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Fund of funds.   If the Fund is a fund of funds, distributions by the Underlying Funds, redemptions of shares in the Underlying Funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains.  A fund of funds generally will not be able to currently offset gains realized by one Underlying Fund in which the fund of funds invests against losses realized by another Underlying Fund.  If shares of an Underlying Fund are purchased within 30 days before or after redeeming at a loss other shares of that Underlying Fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares.  Also, except with respect to qualified fund of funds discussed below, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes (see, “Taxation of Fund Distributions — Pass-through of foreign tax credits” below), (b) is not eligible pass-through to shareholders exempt-interest dividends from an Underlying Fund, and (c) dividends paid by a fund of funds from interest earned by an Underlying Fund on U.S. government obligations is unlikely to be exempt from state and local income tax (see, “U.S. government securities” below).  However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an Underlying Fund  (see, “Taxation of Fund Distributions — Qualified dividend income for individuals” and “— Corporate dividends received deduction” below).  For taxable years of the Fund beginning after December 22, 2010, a qualified fund of funds, i.e. a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, (a) is eligible to pass-through to shareholders foreign tax credits from an Underlying Fund that pays foreign income taxes, and (b) is eligible pass-through to shareholders exempt-interest dividends from an Underlying Fund.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

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Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.   Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions.   The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.  Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “—Qualified dividend income for individuals” and “—Dividends-received deduction for corporations”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals.  With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

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Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund’s (or if the Fund is a qualified fund of funds as described above under the heading “Taxation of the Fund ─Fund of funds,” an Underlying Fund’s) total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund (or an Underlying Fund).  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund (or Underlying Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund (or Underlying Fund).

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund.  In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits.  A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code.  Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.  If the Fund is a fund of funds, see, “Taxation of the Fund —Fund of funds” above.

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Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made.  However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.  Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies and Associated Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction.  Property held for more than one year generally will be eligible for long-term capital gain or loss treatment.  The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues.  If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year.  Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

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Investments in debt obligations that are at risk of or in default present tax issues for a fund.  Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income.  These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions.  In general, option premiums received by a fund are not immediately included in the income of the fund.  Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction).  If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock.  Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock.  If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased.  The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction.  Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character.  Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities.  These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders.  Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

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Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income.  If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company.  If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs.  In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund.  In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.  Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits.  Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.  The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits.  Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located.  A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

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Investment in taxable mortgage pools (excess inclusion income).  Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events.  The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly.  In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.  The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership.  See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Investments in commodities —structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test.  See, “Taxation of the Fund.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement.  However, in a subsequent revenue ruling, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code.  In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities.  Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company.  A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement.

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Securities lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest.  If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.  The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction.  In general, conversion of preferred stock for common stock of the same corporation is tax-free.  Conversion of preferred stock for cash is a taxable redemption.  Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (“OID”) principles.

Investments in securities of uncertain tax character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS.  To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end.  As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  The Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs.  The sale of a U.S. real property interest (“USRPI”) by the Fund or by a U.S. REIT or U.S. real property holding corporation in which the Fund invests may trigger special tax consequences to the Fund’s non-U.S. shareholders.

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The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Code provides a look-through rule for distributions of FIRPTA gain by a RIC received from a U.S.  REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity.  A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.  REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by the Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax.  Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

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The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above.  Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above.  Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Funds or to the Advisor, should be considered in light of a Funds’ investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

KPMG, LLP, 777 East Wisconsin Avenue, Milwaukee, WI 53202, serves as the Funds’ independent registered public accounting firm, whose services include audit of the Funds’ financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Funds’ legal counsel.

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Financial Statements

A copy of the Fund’s annual report, when available, may be obtained without charge upon request by writing a Fund or by calling toll-free (800) 352-9910.

Set forth below for each Fund are the Statement of Assets and Liabilities as of March 4, 2011, and the Report of Independent Registered Public Accounting Firm, dated March 28, 2011.

GPS FUNDS II
STATEMENTS OF ASSETS AND LIABILITIES
March 4, 2011

	GuidePathSM Strategic Asset Allocation Fund	GuidePathSM Tactical Constrained Asset Allocation Fund	GuidePathSM Tactical Unconstrained Asset Allocation Fund
Assets:

Cash	$24,000	$24,000	$24,000
Receivable from investment advisor
for reimbursement of organizational costs (see Note 2)	40,488	40,488	40,488
Deferred offering costs (see Note 2)	41,220	41,220	41,220

Total Assets	$105,708	$105,708	$105,708

Liabilities
Accrued offering costs (see Note 2)	41,220	41,220	41,220
Accrued organizational expenses (see Note 2)	40,488	40,488	40,488

Total Liabilities	81,708	81,708	81,708

Net Assets:	$24,000	$24,000	$24,000

Capital shares outstanding, no par value,
unlimited shares authorized	2,400	2,400	2,400

Net asset value, offering price and
redemption price per share	$10.00	$10.00	$10.00

The accompanying notes are an integral part of these financial statements.

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	GuidePathSM Absolute Return Asset Allocation Fund	GuideMarkSM Global Real Return Fund	GuideMarkSM Opportunistic Fixed Income Fund
Assets:

Cash	$24,000	$2,000	$2,000
Receivable from investment advisor
for reimbursement of organizational costs (see Note 2)	40,488	45,837	46,539
Deferred offering costs (see Note 2)	41,220	41,714	41,714

Total Assets	$105,708	$89,551	$90,253

Liabilities
Accrued offering costs (see Note 2)	41,220	41,714	41,714
Accrued organizational expenses (see Note 2)	40,488	45,837	46,539

Total Liabilities	81,708	87,551	88,253

Net Assets:	$24,000	$2,000	$2,000

Capital shares outstanding, no par value,
unlimited shares authorized	2,400	200	200

Net asset value, offering price and
redemption price per share	$10.00	$10.00	$10.00

The accompanying notes are an integral part of these financial statements.

GPS Funds II
Statements of Operations
For the One Day Ended March 4, 2011
		GuidePath	GuidePath	GuidePath
	GuidePath	Tactical	Tactical	Absolute
	Strategic	Constrained	Unconstrained	Return
	Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation
	Fund	Fund	Fund	Fund
Income:

	$ -	$ -	$ -	$ -

Total Income	$ -	$ -	$ -	$ -

Expenses:
Organizational expenses (See Note 2)	40,488	40,488	40,488	40,488
Less: expense reimbursement	(40,488)	(40,488)	(40,488)	(40,488)

Total Expenses	$ -	$ -	$ -	$ -

Net Income:	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements

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GPS Funds II
Statements of Operations
For the One Day Ended March 4, 2011

	GuideMark	GuideMark
	Global	Opportunistic
	Real Return	Fixed Income
	Fund	Fund
Income:

	$ -	$ -

Total Income	$ -	$ -

Expenses:
Organizational expenses (See Note 2)	45,837	46,539
Less: expense reimbursement	(45,837)	(46,539)

Total Expenses	$ -	$ -

Net Income:	$ -	$ -

The accompanying notes are an integral part of these financial statements

GPS FUNDS II
NOTES TO FINANCIAL STATEMENTS
MARCH 4, 2011

1.	Organization

GPS Funds II (the “Trust”) is an open-end management investment company organized under the laws of Delaware by an Agreement and Declaration of Trust, dated October 20, 2010, as amended.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust currently offers shares in six separate series (the “Fund” or the “Funds”), each with its own investment objective: GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund.  Each of the Funds is a diversified fund as defined in the 1940 Act.  Each Fund represents a distinct portfolio with its own investment objectives and policies.  The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  As of March 4, 2011, the Funds have had no operations other than those actions relating to organizational matters, including the sale of 2,400 shares of the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund, each for cash in the amount of $10 per share and 200 shares for the GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund, each for cash in the amount of $10 per share.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

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(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available, are valued at the last quoted sale price on each business day.  Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day.  If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from and exchanged where the security is traded.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.  Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Short-term instruments having a maturity of less than 60 days are valued at amortized cost.  Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.  Securities for which a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair market value as determined by the valuation vendor pursuant to pre-approved procedures.  Securities for which no market prices are readily available will be valued by their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

(b)	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Trust and enable it legally to do business.  The Fund expenses organization costs as incurred.  Offering costs are accounted for as deferred costs until operations begin.  Offering costs include legal fees regarding the preparation of the initial registration statement.  Offering costs are then amortized to expense over twelve months on a straight-line basis.  These organization and offering expenses will be advanced by Genworth Financial Wealth Management, Inc. (the “Advisor”) subject to potential recovery (see Note 3).

(c)	Federal Income Taxes

The Funds intend to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Distribution to Shareholders

The Funds, with the exception of the GuideMarkSM Opportunistic Fixed Income Fund, will distribute any net investment income at least annually.  The GuideMarkSM Opportunistic Fixed Income Fund will distribute any net investment income quarterly.  All of the Funds will distribute any net realized long or short-term capital gains at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

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3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund’s average daily net assets:

GuidePathSM Strategic Asset Allocation Fund	0.25%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.25%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.35%
GuidePathSM Absolute Return Asset Allocation Fund	0.35%
GuideMarkSM Global Real Return Fund	0.65%
GuideMarkSM Opportunistic Fixed Income Fund	0.70%

The Advisor has contractually agreed with the Trust, at least through March 31, 2013, to waive its fees or assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) of each Fund listed below, to the extent necessary to ensure that net annual fund operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on the average net assets, below:

GuidePathSM Strategic Asset Allocation Fund	0.50%
GuidePathSM Tactical Constrained Asset Allocation Fund	0.50%
GuidePathSM Tactical Unconstrained Asset Allocation Fund	0.60%
GuidePathSM Absolute Return Asset Allocation Fund	0.60%
GuideMarkSM Global Real Return Fund	1.05%
GuideMarkSM Opportunistic Fixed Income Fund	1.05%

Pursuant to its expense limitation agreement with the Trust, the Advisor is entitled to be reimbursed for fees that the Advisor waived or Fund expenses that the Advisor assumed under the agreement for a period of three years following the end of the fiscal year in which the Advisor waived fees or assumes expenses, to the extent that such reimbursement will not cause a Fund to exceed any applicable expense limitation that was in place for the Funds at the time of the waiver/assumption of expenses.  As of March 4, 2011, waived amounts subject to future recoupment are $40,488, $40,488, $40,488, $40,488, $45,837, and $46,539 respectively, for the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund.

4.	Distribution Plan and Administrative Services Agreement

The Trust, on behalf of the service share class of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Funds will each pay distribution fees at an annual rate of 0.25% of the average daily net assets of the service class of shares of the Funds.  Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ service class shares and servicing of the Funds’ service class shareholders.  Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds.  Quasar Distributors, LLC serves as sub-distributor for the Funds.  Quasar Distributors, LLC is an affiliated company of U.S. Bank, NA.

The Trust, on behalf of the service share class of the Funds, has adopted an Administrative Services Agreement (the “Agreement”) with the Advisor, under which, the Advisor will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the service shares of each Fund (as applicable).  The administrative services provided under the Agreement relate to the services provided to Fund shareholders through the operation of the Genworth Financial Wealth Management, Inc.  Managed Account Program, through which the Funds are distributed.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders - GPS Funds II:

We have audited the accompanying statements of assets and liabilities of GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Fixed Income Fund and GuideMarkSM Global Real Return Fund (collectively, the Funds) as of March 4, 2011, and the related statement of operations for the one day ended March 4, 2011.  These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Fixed Income Fund and GuideMarkSM Global Real Return Fund as of March 4, 2011, and the results of their operations, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

March 28, 2011
Milwaukee, Wisconsin

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Appendix A

Standard & Poor’s® (“S&P®”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB,” “B,” “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service©, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

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B-Bonds which are rated “B” generally lack characteristics of a desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc.© Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

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Appendix B

The following information is a summary of the proxy voting guidelines for the Advisor and the sub-advisors.

GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
GPS Funds II

I	BACKGROUND

In accordance with Rule 206(4)-6 under the Advisers Act, a registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request.  Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II	POLICY

GFWM owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where GFWM will be voting proxies of portfolio securities held directly by a client, GFWM, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients.  GFWM will attempt to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

If the account is invested in a GFAM Investment Solution or invested in PCG accounts custodied at Genworth Financial Trust Company (“GFTC”), an affiliated trust company, the client designates GFAM as its agent to vote the proxies on securities in the account.  GFAM may consult with the Investment Management Firm who recommended the security for their recommendation on the manner in which to vote the security.  PCG clients retain the right to vote proxies if their account is held at Schwab.  If the client account is invested in a MF, ETF or VA investment solution under the Referral Model, GFWM, through its Investment Strategies Group (“ISG”) will vote proxies on behalf of clients.

If the account is invested in a CMA or a third party IMA Investment Solution, the client designates the applicable Investment Management Firm as its agent to vote proxies on securities in the account. However, the client retains the right to vote proxies and may do so by notifying GFWM in writing of the desire to vote future proxies.

The designation of GFAM, the Investment Management Firm, or the client to vote proxies may not apply to securities that may have been loaned pursuant to a securities lending arrangement.

For the sub-advised proprietary mutual funds, GFWM has contractually delegated each Fund's proxy voting authority to its respective Sub-Advisor(s), where applicable.  The Compliance group monitors proxy voting activities of GFWM and the Sub-Advisors to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Funds’ proxy voting program to confirm that review, monitoring and filing processes are satisfied.  GFWM will review each Sub-Advisor's proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC.  GFWM will report to the Boards at least annually regarding the compliance of GFWM’s proxy voting guidelines and each Sub-Advisor's proxy voting guidelines with such SEC standards, including the procedures that GFWM and each Sub-Advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of GFWM or the Sub-Advisor, respectively.  The Sub-Advisors shall report to GFWM on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  GFWM shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisors.  GFWM will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

In the instance of the Trusts held in client accounts under the Referral Model, GFTC will vote 100% of the shares it holds in custody for GFWM clients in the proportion of the votes received from beneficial shareholders whose shares GFTC holds in custody. This is known as “mirror voting.”

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III	RESPONSIBILITY

GFAM and ISG are responsible for monitoring the votes cast by the independent proxy voting service. For paper proxies received on mutual funds held in the Referral Model accounts, ISG is responsible for voting these proxies.  For paper proxies received on mutual funds held in the GFAM investment solutions, GFAM is responsible for voting these proxies.  On an annual basis both managers of GFAM and ISG certify that they have not voted in a manner that furthers the interest of GFWM or utilized its responsibility to vote client proxies in a manner inconsistent with its fiduciary duty to clients.

The Compliance group is responsible for overseeing and monitoring compliance with the Proxy Voting Policy.  To this end, Compliance will verify that proxies are voted in accordance with the policy and in a timely manner, by sampling proxies voted on a periodic basis.

IV	PROCEDURES

Use of Independent Proxy Voting Service
For certain holdings in client accounts, GFWM has contracted with Glass Lewis & Co. (“GL”) to vote proxies on its behalf and has adopted the GL Proxy Paper Policy Guidelines.  Under this arrangement, GL is contracted to vote all proxies according to the adopted guidelines, and is charged with ensuring timely votes. These guidelines outline in detail the method for determining how to vote, and are found in Exhibit A to this Manual.  Under this arrangement, GL will generally vote all securities that are eligible to be voted using the Broadridge ProxyEdge system. This includes securities where the custodian can be instructed to deliver proxies directly to the ProxyEdge system. Securities exempted are generally those not custodied or sub-custodied at a broker-dealer or at any transfer agent for the Trusts, such as mutual fund shares that are held in omnibus accounts directly with a mutual fund family. For such securities, GFWM will vote these shares directly and not use GL.

GFWM retains the authority, in its discretion, to override any votes cast by GL. Because GFAM relies on third party Investment Management Firms to provide individual securities selections for investments in its client accounts, these firms may provide direction on how to vote proxies. When GFAM receives specific instructions, GFAM is likely to override the vote cast by GL, if it is different than the GL recommendation.

GL’s proxy paper policy guidelines outline GFWM’s duty of care and loyalty to clients when voting proxies. GFWM is still responsible in certain circumstances to ensure its Duty of Care, etc is exercised appropriately.

1.	Duty of Care
GL’s proxy policy ensures the monitoring of corporate events and the voting of client proxies.  However, there may be instances when it is in the best interests of the client to refrain from voting (such as when GFWM determines that the cost of voting exceeds the expected benefit to the client).

2.	Duty of Loyalty
GFWM, through GL, will ensure proxy votes are cast in a manner consistent with the best interests of the client. GFWM and/or GL will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that GFWM’s voting decisions are based on the best interests of clients and are not a product of the conflict.

a)	Identify Potential Conflicts of Interest.
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting GFWM or its affiliates. An example of a potential conflict would be the solicitation of proxies to vote approval of a 12b-1 plan for a mutual fund in which GFWM client assets are invested when that fund, or a service provider to that fund, pays, or may potentially pay, administrative service fees to GFWM’s affiliate, GFTC.   Another potential conflict of interest may be for GFAM to cast a vote for a proxy issued by the GVIT, since it directly manages the fund of funds.

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b)	Determine which Conflicts are Material.
A “material” conflict should generally be viewed as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an advisor’s annual revenue.

c)	Establish Procedures to Address Material Conflicts.
GFWM has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

▪	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy. GFWM’s use of GL facilitates this process.
▪	Refer the proposal to the client and obtain the client’s instruction on how to vote.
▪	Disclose the conflict to the client and obtain the client’s consent to GFWM’s vote.

3.	Additional Considerations
GFWM may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

Crossheld Mutual Funds and ETFs in Referral Model accounts and GFAM investment solutions.

Should a proxy arise on the same mutual fund or ETF held in client accounts under the Referral Model and in the GFAM investment solutions, both the managers of GFAM and ISG shall notify the CCO of the situation.  Compliance will engage interested representatives to review the proxy items to be voted and resolve the vote in the best interest for the clients in the Referral Model and the GFAM investment solutions.  Compliance will document the decision and retain these records in accordance with the books and records requirements of the Advisers Act.

Proxy Voting Involving GVIT Fund of Funds and GuidePath Fund of Funds
Certain Funds advised by GFWM operate as a "fund of funds" (“FOFs”) by investing their assets in exchange-traded securities of other investment companies and other open-end investment companies (“Underlying Funds”). Proxy voting described in this section refers to both the GVIT FOFs and the GuidePath FOFs.

1.      Voting Proxies of Underlying Funds

a)      Where a FOF is not the Sole Shareholder of the Underlying Fund
If a FOF is not the Sole Shareholder of the Underlying Fund, a FOF will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

Note:  The Participation Agreements entered into by a FOF to take advantage of certain Section 12 exemptive relief requires that if, as a result of a decrease in an Underlying Fund’s outstanding shares, a FOF’s Advisory Group1 or any FOFs’ Sub-Advisory Group2, each in the aggregate, becomes a holder or beneficial owner of more than 25% of the outstanding shares of an Underlying Fund, a FOF’s Advisory Group or a FOFs’ Sub-Advisory Group, as applicable, will vote its shares of the Underlying Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

1
A “FOFs’ Advisory Group” consists of GFWM and any person controlling, controlled by, or under common control with GFWM, and any investment company and any issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act that is advised by GFWM or any person controlling, controlled by, or under common control with GFWM.

2
A “FOF’s Sub-Advisory Group” consists of any subadvisor to a FOF, any person controlling, controlled by, or under common control with such subadvisor, and any investment company or issuer that would be an investment company but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (or portion of such investment company or issuer) advised by such subadvisor or any person controlling, controlled by or under common control with such subadvisor

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b)      Where a FOF is the Sole Shareholder of the Underlying Fund
In the event that one or more FOFs are the sole shareholders of an Underlying Fund, GFWM or the Sub-Advisor(s) to  GVIT or GuidePath Funds will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have a FOF seek voting instructions from the shareholders of a FOF in which case a FOF will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.

•	Where Both the Underlying Fund and a FOFs are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and a FOFs are voting on substantially identical proposals (the “Substantially Identical Proposal”), then GFWM or the Sub-Advisor(s) of GVIT or GuidePath Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of a FOF on the Substantially Identical Proposal.

•	Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By a FOFs

m	Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
In the event that a FOF is voting on a proposal of the Underlying Fund and a FOF is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then GFWM or the Sub-Advisor(s) will vote proxies relating to the shares of the Underlying Fund pursuant to their respective Proxy Voting Procedures.

m	Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) Relating to the Proposal
In the event that a FOF is voting on a proposal of the Underlying Fund and a FOF is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and GFWM or the Sub-Advisor(s) relating to the Proposal, then a FOF will seek voting instructions from the shareholders of a FOF on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which GFWM or a Sub-Advisor, or one of their affiliates, has a material economic interest.

Disclosure Requirements
In addition to implementing these policies regarding the voting of proxies, GFWM shall also provide clients with a concise summary of its Proxy Voting Policy and, upon request, provide clients with a copy of this Policy. It is anticipated that GFWM will usually provide clients with the summary of its Policy by delivery of its Rule 204-3 disclosure document, Form ADV Part 2A and Appendix 1, as applicable to the services provided the client. This concise summary will also disclose how clients may obtain information about how GFWM voted their securities.

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Record Keeping Requirements
GFWM will retain the following types of records relating to proxy voting:
1.	Proxy Voting Policy and all amendments thereto.
2.
Proxy statements received for client securities.  GFWM may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that GFWM has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.
Records of votes cast on behalf of clients. GFWM relies on the records of proxy votes maintained ProxyEdge provided that it has obtained from the service an undertaking that it will provide a record of the votes promptly upon request.

4.	Any document prepared by GFWM that is material to making a proxy voting decision or that memorialized the basis for that decision.

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Loomis, Sayles & Company, L.P.
Summary of Proxy Voting Policies
Sub-Advisor to the GuideMarkSM Opportunistic Fixed Income Fund

Loomis Sayles uses the services of third parties (“Proxy Voting Services”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles’ research and recommendation provider provides vote recommendations and/or analysis to Loomis Sayles based on the Proxy Voting Service’s own research. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Service unless Loomis Sayles’ Proxy Committee (the “Proxy Committee”) determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security, and will be voted in the best investment interest of the Fund. All routine issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company or the portfolio manager of a Fund holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee include (1) the development, authorization, implementation and update of Loomis Sayles’ Proxy Voting Policy and Procedure Manual (the “Procedures), including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the Fund(s) holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including the Proxy Voting Services.

Loomis Sayles has established several policies to ensure that proxies are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Service in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Service’s recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Service’s recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

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SSgA Funds Management, Inc. (“SSgA FM”)
Summary of Proxy Voting Policies
Sub-Advisor to the GuideMarkSM Global Real Return Fund

The following is a summary of the SSgA FM Proxy Voting Policy and Proxy Voting Guidelines, and is qualified in its entirety by reference to the full Proxy Voting Policy and Proxy Voting Guidelines.

SSgA FM generally supports management on routine corporate governance matters, such as: the uncontested election of independent directors who do not appear to have been remiss in the performance of their oversight responsibilities, who do not simultaneously serve on an unreasonable (as determined by SSgA FM) (other than those affiliated with the issuers) number of other boards; approval of auditors, directors' and auditors' compensation, directors' liability and indemnification, discharge of board members’ duties; discharge of auditors; approval of financial statements and allocation of income; dividend payouts that are greater than or equal to country and industry standards; authorization of share repurchase programs; general updating of or corrective amendments to charter; change in corporation name; and elimination of cumulative voting.

SSgA FM generally votes in support of management on the following items, which have potentially substantial financial or best-interest impact: capitalization changes that eliminate other classes of stock and/or unequal voting rights; changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies; elimination of pre-emptive rights for a share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares; elimination of “poison pill” rights; stock purchase plans with an exercise price of not less that 85% of fair market value; stock option plans that are incentive based and not excessively dilutive; other stock-based plans that are appropriately structured; reductions in super-majority vote requirements; and the adoption of anti-"greenmail" provisions.  SSgA FM generally supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.  In addition, SSgA FM supports an annual advisory vote on executive compensation.

SSgA FM generally votes against management on matters such as: capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders; changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders; anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers; amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions; elimination of shareholders’ right to call special meetings; establishment of classified boards of directors; reincorporation in a state that has more stringent anti-takeover and related provisions; quorum requirement reductions below a majority of outstanding shares absent compelling reasons; proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management; excessive compensation; adjournment of meeting to solicit additional votes in connection with a merger or transaction; “other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy; and proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

SSgA FM evaluates mergers and acquisitions on a case-by-case basis. SSgA FM generally votes against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets and offers where SSgA FM believes there is a reasonable prospect for an enhanced bid or other bidders; and offers where, at the time of voting, the current market price of the security exceeds the bid price.   SSgA FM generally votes in favor of transactions that maximize shareholder value. Some of the considerations include, but are not limited to the offer premium, strategic rationale, board oversight of the process for the recommended transaction, and, with respect to proposals to restructure or liquidate closed end investment funds, consideration of whether the secondary market price is substantially lower than the net asset value.

SSgA FM generally supports shareholder proposals on issues such as establishing the annual election of directors unless the board is comprised of a supermajority of independent directors, the board’s key committees (auditing, nominating and compensation) are comprised of independent directors, as well as considering other governance factors such as antitakeover devices, mandating that changes to the bylaws or charter have shareholder approval, proposals requiring the disclosure of executive retirement benefits in the absence of an independent compensation committee, the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities, the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function; mandates that audit, compensation and nominating committee members should all be independent directors, and mandates giving the audit committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee.

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SSgA FM generally votes against shareholder proposals on issues such as limits to tenure of directors, requirements that candidates for directorships own large amounts of stock before being eligible to be elected, restoration of cumulative voting in the election of directors, and proposals asking companies to adopt full tenure holding periods for their executives. SSgA FM will typically abstain from voting environmental or social proposals with the absence of a compelling economic impact on shareholder value.

From time to time, SSgA FM will review a proxy which presents a potential conflict.  As a fiduciary to its clients, SSgA FM takes these potential conflicts very seriously.  In general, SSgA FM does not believe matters that fall within our Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within our Proxy Voting Guidelines or where SSgA FM believes that voting in accordance with the Proxy Voting Guidelines is unwarranted, SSgA FM conducts an additional review to determine whether there is a conflict of interest.  Although various relationships could be deemed to give rise to a conflict of interest, SSgA FM has determined that two categories of relationships present a serious concern to warrant an alternative process:  (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Director of SSgA FM’s Corporate Governance will determine whether a Material Relationship exists.  If so the matter is referred to the SSgA FM PRC.  The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict.  For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

Table of Contents - Statement of Additional Information

Franklin Advisers, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the GuideMarkSM Opportunistic Fixed Income Fund

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities in the portion of the Fund managed by Franklin Advisers, Inc. (the “manager”) to the manager in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager. has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies. The manager votes proxies solely in the interests of the Fund and its shareholders.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. As a matter of policy, the officers, directors/trustees and employees of the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund with the manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the manager, if any, to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third-party provider of proxy services; or send the proxy directly to the Fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board or a committee of the board.

Where a material conflict of interest has been identified, but the items on which the manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third-party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the 1940 Act, or pursuant to an SEC exemptive order; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor that the manager considers in determining how proxies should be voted. However, the manager does not consider recommendations from management to be determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company’s management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Table of Contents - Statement of Additional Information

Manager’s proxy voting policies and principles The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. The manager will review the issue of separating Chairman and CEO positions, as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. The manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose “golden parachutes” that are considered to be excessive. The manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

Anti-takeover mechanisms and related issues. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the manager conducts an independent review of each anti-takeover proposal. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure. The manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Table of Contents - Statement of Additional Information

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance. Many of the tenets discussed above are applied to the manager’s proxy voting decisions for international investments. However, the manager must be flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954)527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Table of Contents - Statement of Additional Information

GPS FUNDS II

PART C

OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)	Declaration of Trust.

(1)
Registrant’s Amended and Restated Agreement and Declaration of Trust, adopted as of October 20, 2010, amended and restated as of January 6, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Registrant’s Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(a)
Amendment to Registrant’s Certificate of Trust, as filed with the State of Delaware on January 14, 2011, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(b)
Amendment to Registrant’s Certificate of Trust, as filed with the State of Delaware on March 23, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)	Bylaws.

(1)	Registrant’s Bylaws are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed and incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Bylaws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(d)	Investment Advisory Contracts.

(1)	Investment Advisory Agreement

(a)	Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement as filed with the SEC on October 22, 2010.

(b)
Form of Expense Limitation Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)	Sub-Advisor Agreements

(a)
Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Franklin Advisers, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)
Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Loomis, Sayles & Company, L.P. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(c)	Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and SSgA Funds Management, Inc. — filed herewith.

(e)	Underwriting Contracts.

(1)
Form of Distribution Agreement between the Registrant and Capital Brokerage Corporation is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Form of Custody Agreement between the Registrant and Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(h)	Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(4)
Form of Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(j)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm for the Registrant – filed herewith.

(2)	Powers of Attorney.

(a)	Power of Attorney is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(m)	Rule 12b-1 Plan.

(1)	Form of Rule 12b-1 Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(n)	Rule 18f-3 Plan.

(1)	Form of Rule 18f-3 Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(p)	Codes of Ethics.

(1)	Joint Code of Ethics of Registrant, Genworth Financial Wealth Management, Inc. and Capital Brokerage Corporation — filed herewith.

(2)	Code of Ethics for Franklin Advisers, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(3)	Code of Ethics for SSgA Funds Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(4)	Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Declaration of Trust, adopted as of October 20, 2010, and amended and restated as of January 6, 2011.

(b)	Form of Investment Advisory Agreement between the Registrant and Genworth Financial Wealth Management, Inc., as provided for in Section 11 of the Agreement.

(c)	Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Franklin Advisers, Inc., as provided for in Section 10 of the Agreement.

(d)	Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Loomis, Sayles & Company, L.P., as provided for in Section 10 of the Agreement.

(e)	Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and SSgA Funds Management, Inc., as provided for in Section 10 of the Agreement.

(f)	Form of Distribution Agreement between the Registrant and Capital Brokerage Corporation, as provided for in Section 13 of the Agreement.

(g)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement.

(h)	Form of Custody Agreement between the Registrant and Bank of New York Mellon, as provided for in Article VIII of the Agreement.

(i)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement.

(j)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement.

(k)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Genworth Financial Wealth Management, Inc. is the investment advisor to each of the Registrant’s series, which currently consists of: GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuideMarkSM Opportunistic Fixed Income Fund, and GuideMarkSM Global Real Return Fund.  Genworth Financial Wealth Management, Inc., a California corporation, is a federally registered investment advisor and indirect, wholly-owned subsidiary of Genworth Financial, Inc., a publicly traded company.  Genworth Financial Wealth Management, Inc. is located at 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523 and is primarily engaged in providing investment management services.  Additional information regarding Genworth Financial Wealth Management, Inc., and information as to the officers and directors of Genworth Financial Wealth Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

Franklin Advisers, Inc. (“Franklin”), is a sub-advisor for the Registrant’s GuideMarksm Opportunistic Fixed Income Fund.  Franklin has its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906.  Additional information as to Franklin and the directors and officers of Franklin is included in Franklin’s Form ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), is a sub-advisor for the Registrant’s GuideMarksm Opportunistic Fixed Income Fund.  Loomis Sayles has its principal place of business at One Financial Center, Boston, Massachusetts 02111.  Additional information as to Loomis Sayles and the directors and executive officers of Loomis Sayles is included in Loomis Sayles’s Form ADV filed with the Commission (File No. 801-170), which is incorporated herein by reference and sets forth the executive officers and directors of Loomis Sayles.

Loomis, Sayles & Company, L.P.

Name and Position with Adviser	Other Company	Position with Other Company

Robert J. Blanding Chairman, President and CEO	Loomis Sayles Funds I; Loomis Sayles Funds II	CEO, President and Trustee; CEO and Trustee

	Loomis Sayles Distributors, Inc.	Director

	Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series	Trustee

	Natixis Global Associates Japan Co., Ltd.	Director

	Loomis Sayles Investments Limited	Director

Daniel J. Fuss Vice Chairman and EVP	Loomis Sayles Funds I; Loomis Sayles Funds II	Executive Vice President

Pierre P. Servant Director	Natixis Global Asset Management	CEO

	Natixis	Member of the Senior Management and Executive Committees

John T. Hailer Director
Natixis Asset Management
Advisors, L.P.;
Natixis Global Asset
Management, L.P.

Natixis Funds Trust I;
Natixis Funds Trust II;
Natixis Funds Trust III;
Natixis Funds Trust IV; Natixis
Cash Management Trust; Gateway
Trust; Hansberger International
Series; Loomis Sayles Funds I;
Loomis Sayles Funds II
President and CEO Trustee

Kevin P. Charleston EVP and CFO	Loomis Sayles Trust Co., LLC	Manager, President and Member of the Audit, Trust and Investment Committees

John F. Gallagher III Executive Vice President	Loomis Sayles Distributors, Inc.	President

	Loomis Sayles Trust Co., LLC	Manager

Lauriann Kloppenburg Executive Vice President	Loomis Sayles Trust Co., LLC	Manager and Member of the Investment Committee

Jean S. Loewenberg Executive Vice President, General Counsel and Secretary	Loomis Sayles Distributors, Inc.	Director
	Loomis Sayles Trust Co., LLC	Manager and Secretary

Mark E. Smith Executive Vice President	Loomis Sayles Distributors, Inc.	Vice President

	Loomis Sayles Trust Co., LLC	Manager and Member of the Investment Committee

Jaehoon Park Executive Vice President	None

John R, Gidman Executive Vice President	Loomis Sayles Solutions, LLC	President

SSgA Funds Management, Inc. (“SSgA FM”) is the sub-advisor for the Registrant’s GuideMarksm Global Real Return Fund.  SSgA FM has its principal place of business at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900.  Additional information as to SSgA FM and the directors and officers of SSgA FM is included in SSgA FM’s Form ADV filed with the Commission (File No. 801-60103), which is incorporated herein by reference and sets forth the officers and directors of SSgA FM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)           Capital Brokerage Corporation (“CBC”), located at 6620 West Broad Street, Building 2, Richmond, VA 23230, serves as principal underwriter for the following other investment companies:

Genworth Variable Insurance Trust
Genworth Financial Asset Management Funds
GPS Funds I

(b)           The information required by this Item 32 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)           Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor	Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard, Suite 425 Pleasant Hill, California 94523-3967
Franklin Advisers, Inc.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403-1906
Loomis, Sayles & Company, L.P.	Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111
SSgA Funds Management, Inc.	SSgA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111-2900
Registrant’s Custodians	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212 Bank of New York Mellon One Wall Street New York, New York 10286
Registrant’s Distributor	Capital Brokerage Corporation 6620 West Broad Street, Building 2 Richmond, Virginia 23230

ITEM 34.  MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.  UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and  has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and State of California, on July 29, 2011.

GPS FUNDS II

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Gurinder S. Ahluwalia *	Trustee	July 29, 2011
Gurinder S. Ahluwalia

David M. Dunford *	Trustee	July 29, 2011
David M. Dunford

Paul S. Feinberg *	Trustee	July 29, 2011
Paul S. Feinberg

John A. Fibiger *	Trustee	July 29, 2011
John A. Fibiger

/s/ Carrie E. Hansen	President	July 29, 2011
Carrie E. Hansen

/s/ Starr E. Frohlich	Vice President and Treasurer	July 29, 2011
Starr E. Frohlich

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

EX-99.d.2.c	Form of Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and SSgA Funds Management, Inc.
EX-99.j.1	Consent of Independent Registered Public Accounting Firm
EX-99.p.1	Joint Code of Ethics of Registrant, Genworth Financial Wealth Management, Inc. and Capital Brokerage Corporation